REGISTRATION NOS. 33-20453
                                                                        811-5166
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -------------------

                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                               -------------------

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 41                                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

AMENDMENT NO. 122

                       (CHECK APPROPRIATE BOX OR BOXES.)

                               -------------------

                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                               -------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                               -------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)


[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES       Units of interest in Separate Account under individual
BEING REGISTERED:         flexible payment variable annuity contracts

================================================================================

Individual Flexible Payment Variable
Annuity Contract

Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A


PROSPECTUS DATED MAY 1, 2011


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.


This Contract is no longer being sold. This prospectus is used with current Contractholders only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the cash value your Contract may create for you resulting from those Purchase Payments.


You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount we apply upon annuitization will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AXA Premier VIP Trust and EQ Advisors Trust:



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SUBACCOUNTS
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o All Asset Allocation                  o EQ/GAMCO Small Company Value
o AXA Aggressive Allocation(1)          o EQ/Intermediate Government Bond
o AXA Conservative Allocation(1)           Index
o AXA Conservative-Plus Allocation(1)   o EQ/MFS International Growth (2)
o AXA Moderate Allocation(1)            o EQ/Money Market
o AXA Moderate-Plus Allocation(1)       o EQ/Quality Bond PLUS
o EQ/Core Bond Index                    o EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------


NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.

(1)  The "AXA Allocation" portfolios.


(2) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "The Funds" later in this prospectus for the variable investment option's former name.


You may also allocate some or all of your Purchase Payments and cash values into our Guaranteed Interest Account, which is discussed later in this prospectus.

A Statement of Additional Information dated May 1, 2011 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services, 100 Madison Street, Syracuse, New York 13202, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                   e13456/MLA-MM

                                         Contents of this Prospectus



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1. SUMMARY OF THE CONTRACT                                                    4
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Definitions                                                                   4
Purpose of the Contract                                                       4
Purchase Payments and cash values                                             4
Minimum Purchase Payments                                                     4
MONY America Variable Account A                                               4
Guaranteed Interest Account                                                   4
Transfer of cash values                                                       5
Surrender                                                                     5
Charges and deductions                                                        5
Right to return contract provision                                            5
Death benefit                                                                 5
Fee tables                                                                    6
Example                                                                       6
Other contracts                                                               7
Condensed financial information                                               7


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2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                             8
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MONY Life Insurance Company of America                                        8
How to reach us                                                               8
MONY America Variable Account A                                               8


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3. THE FUNDS                                                                 10
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Purchase of portfolio shares by MONY America Variable Account A              12
Guaranteed Interest Account                                                  12


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4. DETAILED INFORMATION ABOUT THE CONTRACT                                   13
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Payment and allocation of Purchase Payments                                  13
Telephone/facsimile/web transactions                                         16
Disruptive transfer activity                                                 17
Termination of the Contract                                                  18


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5. SURRENDERS                                                                19
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6. DEATH BENEFIT                                                             20
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Death benefit provided by the Contract                                       20
Election and contract date of election                                       20
Payment of death benefit                                                     20


2  CONTENTS OF THIS PROSPECTUS

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7. CHARGES AND DEDUCTIONS                                                    21
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Deductions from Purchase Payments                                            21
Charges against cash value                                                   21
Deductions from cash value                                                   21


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8. ANNUITY PROVISIONS                                                        24
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Annuity payments                                                             24
Election and change of settlement option                                     24
Settlement Options                                                           24
Frequency of annuity payments                                                25
Additional provisions                                                        25


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9. OTHER PROVISIONS                                                          26
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Ownership                                                                    26
Provision required by Section 72(s) of the Code                              26
Provision required by Section 401(a)(9) of the Code                          26
Contingent annuitant                                                         27
Assignment                                                                   27
Change of beneficiary                                                        27
Substitution of securities                                                   27
Changes to Contracts                                                         27
Change in operation of MONY America Variable Account A                       28


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10. VOTING RIGHTS                                                            29
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11. DISTRIBUTION OF THE CONTRACTS                                            30
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12. FEDERAL TAX STATUS                                                       32
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Introduction                                                                 32


Taxation of annuities in general                                             32


Retirement plans                                                             33
Tax treatment of the Company                                                 33


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13. ADDITIONAL INFORMATION                                                   34
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14. LEGAL PROCEEDINGS                                                        35
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15. FINANCIAL STATEMENTS                                                     36
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About the general account                                                    36


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APPENDICES
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     I --   Condensed financial information                                  I-1
    II --   Calculation of surrender charge                                 II-1



--------------------------------------------------------------------------------
  STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  CONTENTS OF THIS PROSPECTUS  3

1. SUMMARY OF THE CONTRACT



--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust. More detailed information about the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust is contained in the applicable fund prospectuses.


DEFINITIONS

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Specialized terms will be defined on the page where they first appear enclosed in a box.
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PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts"). The Contract is no longer being sold. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow a Contractholder to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can choose the length of time, within limits, that such Purchase Payments may accumulate. The Contractholder may choose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

A Contractholder uses the Contract's design to accumulate cash value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A, and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.
QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.
NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
CASH VALUE -- The dollar value as of any Valuation Date of all amounts accumulated under the Contract.
--------------------------------------------------------------------------------

The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Value before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to a contract charge and/or income and other taxes.

PURCHASE PAYMENTS AND CASH VALUES

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5% or 4.0%, depending on the date your Contract was issued.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. (See "Payment and allocation of Purchase Payments.")

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change any of these requirements in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of AXA Premier VIP Trust and EQ Advisors Trust (the "Funds") at their net asset value. (See "The Funds.") Contractholders bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

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CONTRACTHOLDER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder.
PURCHASE PAYMENT -- An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.
NET PURCHASE PAYMENT -- A Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------


GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account.")


4  SUMMARY OF THE CONTRACT

TRANSFER OF CASH VALUES

You may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, fax or web if the proper form has been completed, signed, and received by the Company at its Operations Center located at 100 Madison St., Syracuse, New York 13202. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Detailed information about the Contract -- Transfers.")


SURRENDER

You may surrender all or part of the Contract at any time and receive its Surrender Value while the annuitant is alive prior to the annuity commencement date, as described later in this Prospectus. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of surrender. (See "Surrenders" and "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the Contracts.")


RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "free look period" (usually within ten days from the day you receive it). You will receive a refund equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the free look period, Purchase Payments allocated to the subaccounts will be retained in the EQ/Money Market Subaccount of MONY America Variable Account A.


DEATH BENEFIT

If the Annuitant (and the Contingent Annuitant, if any) dies before the annuity commencement date, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after the annuity commencement date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")

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ANNUITANT -- The person upon whose continuation of life any annuity payment depends.
CONTINGENT ANNUITANT -- The party designated by the Contractholder to become the Annuitant, subject to certain conditions, on the death of the Annuitant. BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Contingent Annuitant.
VALUATION DATE -- Each day that the New York Stock Exchange is open for regular trading. A Valuation Date ends 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------


                                                      SUMMARY OF THE CONTRACT  5

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. A charge for taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACTHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge) (as a percentage of                          7.00%(1)
Purchase Payments surrendered)
------------------------------------------------------------------------------------------------------------------------------------
Maximum transfer charge                                                                     $25(2)
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual contract charge                                                              $50(3)
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SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ANNUAL CASH VALUE IN MONY AMERICA VARIABLE ACCOUNT A):
------------------------------------------------------------------------------------------------------------------------------------
Maximum mortality and expense risk fees                                                     1.25%(4)
------------------------------------------------------------------------------------------------------------------------------------
Total separate account annual expenses                                                      1.25%(4)
------------------------------------------------------------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from cash value -- Amount of surrender charge.")

     The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Deductions from cash value -- Guaranteed free surrender amount.")

(2) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first four transfers in a Contract Year, which will not exceed $25. (See "Deductions from cash value -- Transfer charge.")

(3) The annual contract charge is currently $30. For Qualified Contracts (other than those issued for IRA, Roth IRA and SEP-IRA) the annual contract charge is $15 per Contract Year. However, the Company may in the future change an amount of the charge not exceeding $50 per Contract Year. (See "Deductions from cash value -- Annual contract charge.")

(4) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.25% from the value of the net assets of MONY America Variable Account A.



The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2010. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




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TOTAL ANNUAL FUND PORTFOLIO OPERATING EXPENSES                                                   LOWEST         HIGHEST
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are deducted from               0.46%          1.29%
portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(1)   -----          -----
------------------------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Minimum" represents the total annual operating expenses of the EQ/Money Market. The "Maximum" represents the total annual operating expenses of the All Asset Allocation Portfolio.



EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2010.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $949            $1,513           $2,093           $3,355
       -------------------------------------------------------------------------


   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $872            $1,279           $1,703            $2,544
       -------------------------------------------------------------------------



6 SUMMARY OF THE CONTRACT

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $307            $939             $1,596            $3,355
       -------------------------------------------------------------------------


   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $224             $691            $1,185            $2,544
       -------------------------------------------------------------------------


3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $949             $939            $1,596            $3,355
       -------------------------------------------------------------------------


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $872             $691            $1,185            $2,544
       -------------------------------------------------------------------------


4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $949            $1,513           $2,093            $3,355
       -------------------------------------------------------------------------


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 YEAR          3 YEARS          5 YEARS          10 YEARS
       -------------------------------------------------------------------------
                $872            $1,279           $1,703            $2,544
       -------------------------------------------------------------------------


For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the annuity starting date, different fees and charges will apply.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every Contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity Contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity Contracts.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2010.



                                                       SUMMARY OF THE CONTRACT 7

2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?



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MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



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FOR CORRESPONDENCE WITH CHECKS:
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FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

       MONY Life Insurance Company of America
       P.O. Box 5064
       New York, NY 10087-5064

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

       JPMorgan Chase - Lockbox Processing
       Lockbox - MONY Life Insurance Company of America -
       LBX 5064
       4 Chase Metrotech Center
       7th Floor East
       Brooklyn, NY 11245

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FOR CORRESPONDENCE WITHOUT CHECKS:
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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY MAIL:


       MONY Life Insurance Company of America
       Policyholder Services
       100 Madison Street
       Syracuse, New York 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Syracuse, New York 13202.

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BY TOLL-FREE PHONE:
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Customer service representatives are available weekdays from 9:00 a.m. to 5:00
p.m., Eastern Time at 1-800-487-6669.

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BY INTERNET:
--------------------------------------------------------------------------------
Clients may access Online Account Access by visiting our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through Online Account Access, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/Fax/Web Transactions" later in this prospectus.

MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated


8  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account Assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contract supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of EQ Advisors Trust. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ Advisors Trust EQ/Core Bond Index Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax considerations, or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.


                               WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?  9

3. THE FUNDS



--------------------------------------------------------------------------------

Each available subaccount of MONY America Variable Account A will invest only in the shares of the designated portfolio of AXA Premier VIP Trust and EQ Advisors Trust (the "Funds"). We offer affiliated Funds, which in turn offer one or more portfolios. There is a separate subaccount, which corresponds to each portfolio of a fund offered under the contract. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers ("the sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. The Funds may withdraw from sale any or all the respective portfolios as allowed by applicable law.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation portfolios offer Contractholders a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable Life Insurance Company ("AXA Equitable"), the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to Contractholders and/or suggest, incidental to the sale of this Contract, that Contractholders consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your Contract. Please see "Payment and Allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   SHARE CLASS   OBJECTIVE                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION(1)     Class B       Seeks long-term capital appreciation.         o   AXA Equitable Funds Management
                                                                                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION(1)   Class B       Seeks a high level of current income.         o   AXA Equitable Funds Management
                                                                                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS            Class B       Seeks current income and growth of capital,   o   AXA Equitable Funds Management
 ALLOCATION(1)                                 with a greater emphasis on current income.        Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION(1)       Class B       Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
                                               current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                Class B       Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
 ALLOCATION(1)                                 current income, with a greater emphasis on        Group, LLC
                                               capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   SHARE CLASS   OBJECTIVE                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION             Class IB      Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
                                               current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------------------


10 THE FUNDS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   SHARE CLASS   OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX               Class IA      Seeks to achieve a total return, before        o   SSgA Funds Management, Inc.
                                               expenses, that approximates the total return
                                               performance of the Barclays Capital Interme-
                                               diate U.S Government/Credit Index
                                               ("Intermediate Government Credit Index"),
                                               including reinvestment of dividends, at a risk
                                               level consistent with that of the Intermediate
                                               Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           Class IB      Seeks to maximize capital appreciation.        o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT       Class IA      Seeks to achieve a total return before         o   SSgA Funds Management, Inc.
 BOND INDEX                                    expenses that approximates the total return
                                               performance of the Barclays Capital Interme-
                                               diate U.S. Government Bond Index, including
                                               reinvestment of dividends, at a risk level
                                               consistent with that of the Barclays Capital
                                               Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH(2)   Class IB      Seeks to achieve capital appreciation.         o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Class IA      Seeks to obtain a high level of current        o   The Dreyfus Corporation
                                               income, preserve its assets and maintain
                                               liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS             Class IB      Seeks to achieve high current income consis-   o   AllianceBernstein L.P.
                                               tent with moderate risk to capital.            o   AXA Equitable Funds Management
                                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK    Class IB      Seeks to achieve long-term capital apprecia-     o   T. Rowe Price Associates, Inc.
                                               tion and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------



(1)  The "AXA Allocation" portfolios.

(2) This is the Portfolio's new name effective, on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING FUND PROSPECTUS. THE PROSPECTUSES FOR THE FUND CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF FUND PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.


Each Contractholder should periodically review their allocation of Purchase Payments and Cash Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

                                                                    THE FUNDS 11

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o    collect charges under the Contracts;

o    pay Surrender Value on full surrenders of the Contracts;

o    fund partial surrenders;

o    provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o    reinvested immediately at net asset value in shares of that portfolio; and

o    kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
SURRENDER VALUE -- The Contract's Cash Value, less (1) any applicable surrender charge, (2) and any applicable annual contract charge.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.


The Board of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Contractholders and variable life insurance Contractholders. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.
CONTRACT ANNIVERSARY -- An anniversary of the Contract Date of the Contract.
--------------------------------------------------------------------------------
CREDITING OF INTEREST. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states was obtained), the rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract was issued (and the funds transferred into the EQ/Money Market Subaccount) and (2) from and after the date on which we deem the free look period to have expired on all funds transferred from the EQ/Money Market Subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:


o    Transfer

o    Partial surrender

o    Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.


12  THE FUNDS

4. DETAILED INFORMATION ABOUT THE CONTRACT



--------------------------------------------------------------------------------
The Cash Value in MONY America Variable Account A and in the Guaranteed
Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits, because of the State where we issued your Contract. We will include any such differences in your Contract.


The Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT


Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1)  complete an application;

(2)  personally deliver the application to:

     (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

     (b) a licensed agent who is also registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)  pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them at our Operations Center. Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.




------------------------------------------------------------------------------------------------------------------------------------
USE OF CONTRACT OR METHOD OF MAKING PURCHASE PAYMENT                       MINIMUM INITIAL PURCHASE PAYMENT
------------------------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the      $2,000
Code (other than Simplified Employee Pensions)
------------------------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts                                                    $2,000
------------------------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Section   $  600
401 of the Code), certain corporate or association retirement plans, and
Simplified Employee Pensions under Section 408 of the Code(1)
------------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations,      $  600
governmental entities, or deferred compensation plans under Section
457 of the Code
------------------------------------------------------------------------------------------------------------------------------------

                                      DETAILED INFORMATION ABOUT THE CONTRACT 13

------------------------------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans   Annualized rate of $600 (i.e., $600 per year, $300
                                                                    semiannually, $150 quarterly or $50 per month)
------------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                          $50 per month
------------------------------------------------------------------------------------------------------------------------------------

(1) Prior to January 1, 1989 the Contracts discussed in this prospectus were offered in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code.

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 4.0% or 3.5% per year depending on the date your Contract was issued, if:

(1)  the Contract is issued by the Company, and

(2)  the Contract is delivered to the Contractholder.

No interest will be paid if the Contract is not issued or if it is not delivered to the Contractholder. Net Purchase Payments will be held in the EQ/MONY Market Subaccount of MONY America Variable Account A if:

(1)  the application is approved,

(2)  the Contract is issued, and

(3)  the Contract is delivered to the Contractholder.

These amounts will be held in the EQ/MONY Market Subaccount pending end of the free look period. (See "Free look period.")

--------------------------------------------------------------------------------
CONTRACT DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------


TAX-FREE 'SECTION 1035' EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Contractholder can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Contractholder should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, the Contractholder may have to pay federal income tax, and penalty taxes on the exchange. The Contractholder should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Contractholder's best interest and not just better for the person trying to sell the Contractholder this Contract (that person will generally earn a commission if the Contractholder buys this Contract through an exchange or otherwise).

FREE LOOK PERIOD

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

The Contractholder may return the Contract during the free look period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

(1)  all Purchase Payments; and

(2) (a) Cash Value of the Contract (as of the date received at the Operations Center or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from Purchase Payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Funds).

ALLOCATION OF PAYMENTS AND CASH VALUE

ALLOCATION OF PAYMENTS. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the EQ/Money Market Subaccount of MONY America Variable Account A if they are received before the end of the free look period. The Net Purchase Payments will initially be allocated to the EQ/Money Market Subaccount beginning on the later of:

(1)  the Contract Date of the Contract, and

(2)  the date the Payment is received at the Company's Operations Center.

Net Purchase Payments will continue to be allocated to that subaccount until the free look period expires (See "Free look period" above). After we deem the free look period to have expired, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A Subaccount(s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

After the free look period, under a non-automatic payment plan, if the Contractholder does not:

(1)  specify the amount to be allocated among subaccounts, or

(2)  specify the percentage to be allocated among subaccounts, or

(3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are no instructions on record, then the Purchase Payment will be allocated to



14 DETAILED INFORMATION ABOUT THE CONTRACT the EQ/Money Market subaccount. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Net Purchase Payment. Allocation percentages must total 100%.

For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are not instructions on record, then the Net Purchase Payments will be allocated to the EQ/Money Market subaccount. You may change your allocation instructions by writing our Operations Center. A change will take effect within seven days after we receive the notice of the change.


LIMIT ON PURCHASE PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT

The Company will return to the Contractholder any portion of the Purchase Payment requested for allocation to the Guaranteed Interest Account if (a) Cash Value in the Guaranteed Interest Account equals or exceeds $250,000.00 or (b) acceptance of that partial payment would cause Cash Value in the Guaranteed Interest Account to exceed $250,000.00.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Valuation Date on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Valuation Date, the Company takes the prior Valuation Date's unit value and multiplies it by the Net Investment Factor for the current Valuation Date. The Net Investment Factor is used to measure the investment performance of a subaccount from one Valuation Date to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Valuation Date divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Valuation Date, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


CALCULATION OF GUARANTEED INTEREST ACCOUNT CASH VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

(1)  The date received at the Operations Center, or

(2) If the day Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.


CALCULATION OF CASH VALUE

The Contract's Cash Value will reflect:

o The investment performance of the selected subaccount(s) of MONY America Variable Account A;

o    Amounts credited (including interest) to the Guaranteed Interest Account;

o    Any Net Purchase Payments;

o    Any partial surrenders; and

o    All contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

(1) Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

(2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

     o   The addition of any interest credited;

     o   Addition or subtraction of any amounts transferred;

     o   Subtraction of any partial surrenders; and

     o Subtraction of any contract charges, surrender charges and transfer charges.

(3)  Add any Net Purchase Payment received on that Valuation Date;

(4) Subtract any partial surrender amount and its surrender charge made on that Valuation Date;

(5)  Subtract any annual contract charge deductible on that Valuation Date.

In computing the Contract's Cash Value, the number of subaccount units allocated to the contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other contract transactions on the Valuation Date, such as:

o    Receipt of Net Purchase Payments.


                                     DETAILED INFORMATION ABOUT THE CONTRACT  15

o    Partial surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the free look period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. The same rules apply as those for allocation of payments by telephone, facsimile or via the web. (See "Telephone/facsimile/web transaction.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Transfers may be postponed for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Charges against cash value -- Transfer charge.") However, the Company reserves the right to impose a charge for transfers in excess of four. Such charge will not exceed $25 per transfer. If imposed, the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. The charge allocated against the Guaranteed Interest Account or any subaccounts will be in the same proportion that the amount being transferred from the Guaranteed Interest Account or any subaccount bears to the total amount being transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge. (See "Charges against cash value -- Annual contract charge.") All transfers in a single request are treated as one transfer transaction. Transfers resulting from the first reallocation of Cash Value at the end of the free look period will not be subject to a transfer charge nor will it be counted against the four transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

o We will reject that part of the transfer that will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

     -- The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

o Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of:

     -- 25% of the Cash Value in the Guaranteed Interest Account on the date the transfer would take effect or

     --    $5,000.

o Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.


PORTFOLIO REBALANCING

Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.



TELEPHONE/FACSIMILE/WEB TRANSACTIONS

The Contractholder may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the guidelines (which we believe to be reasonable) of the Company and its right to terminate telephone, facsimile or via the web. The Company reserves the right to deny any telephone, facsimile or via the web allocation request.

Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective within seven days after we receive notice, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

We have adopted guidelines relating to changes of allocations by telephone which, among other things, outline procedures designed to prevent unauthorized instructions. If the Contractholder does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

(2) the Contractholder will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.


16  DETAILED INFORMATION ABOUT THE CONTRACT

A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.

 SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and Contractholders.


We currently require that any transfer request that would result in an aggregated transfer amount of $250,000 or more in a single day must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We monitor the $250,000 daily threshold on a monthly basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all Contractholders uniformly.

We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us Contractholder trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trusts' prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity, and any unaffiliated trust would have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Contractholder is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and


                                     DETAILED INFORMATION ABOUT THE CONTRACT  17
thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Contractholders uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by Contractholders. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the Contractholder.

Contractholders should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Contractholders may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Cash Value remains in the Contract, and

(4)  the date the death benefit is payable under the Contract.

18  DETAILED INFORMATION ABOUT THE CONTRACT

5. SURRENDERS



--------------------------------------------------------------------------------

The Contractholder may elect to make a surrender of all or part of the Contract's Cash Value provided it is:

o    on or before the annuity payments start, and

o    during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less:

(1)  any applicable surrender charge, and

(2)  (for a full surrender) any annual contract charge.

The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any surrender charge will be in addition to the amount requested by the Contractholder.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the annual contract charge and any surrender charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The unit value will be calculated as of the Valuation Date the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or Guaranteed Interest Account designated by the Contractholder. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:

o there is insufficient Cash Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

o    the Guaranteed Interest Account limitation is exceeded, or

o    the request is incorrect.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient Cash Value in any of the Contractholder's accounts to provide for any account's proportionate share of the surrender charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

Any amount paid from the variable account for a cash surrender, death benefit or transfer will be processed and paid in accordance with the requirements of the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment or transfer request under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund, or

(4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to six months from the date the request for a surrender is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the settlement options of the Contract, if the amount is at least $1,000. (See "Annuity provisions.")

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status.")


                                                                  SURRENDERS  19

6. DEATH BENEFIT



--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

o    the Annuitant dies; and

o    the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

(1)  the Cash Value on the date of the Annuitant's death;

(2) the Purchase Payments paid, less any partial surrenders and their surrender charges.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of a Contractholder who is not the Annuitant, amounts must be distributed from the Contract. (See "Provision required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ELECTION AND CONTRACT DATE OF ELECTION

The Contractholder may elect to have the death benefit of the Contract applied under one or more settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

o    during the lifetime of the Annuitant, and

o    before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)  to receive the death benefit in the form of a lump sum payment;

     or

(2) to have the death benefit applied under one of the settlement options, if the amount is at least $1,000.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment usually will be made within seven (7) days of the date due proof of death is received.

The Company may be permitted to postpone such payment for amounts from MONY America Variable Account A under the 1940 Act. (See "Surrenders.") If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any death benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2.75% annually. Unless another option is elected, the death benefit proceeds will generally be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


20  DEATH BENEFIT

7. CHARGES AND DEDUCTIONS



--------------------------------------------------------------------------------
The following table summarizes the charges and deductions under the Contract:

------------------------------------------------------------------------------------------------------------------------------------
                                                 DEDUCTIONS FROM PURCHASE PAYMENTS
------------------------------------------------------------------------------------------------------------------------------------
TAX CHARGE                                                            State and local -- 0%-3.50% -- Company currently assumes
                                                                      responsibility; current charge to Contractholder 0%.
                                                                      Federal -- Currently 0% (Company reserves the right to
                                                                      charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                        DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                       Maximum daily rate -- 0.003425%

  Annual Rate deducted daily from net assets                          Maximum annual rate -- 1.25%
------------------------------------------------------------------------------------------------------------------------------------
                                                     DEDUCTIONS FROM CASH VALUE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE                                                Non-Qualified Contracts -- $30 (subject to increase up to $50)
  Current charges listed may be increased to as much as $50 ($30 in   IRA and SEP-IRA -- $30 (subject to increase up to $50)
  certain states) on 30 days written notice.                          Qualified Contracts -- $15 (subject to increase up to $50)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES                                         $0
  Transfer charge                                                     (Company reserves the right to charge up to $25 after the
                                                                      first four transfers in a Policy Year)
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                                                      See below for grading schedule. See page "Charges and
   Grades from 7% to 0% of Purchase Payments surrendered based        deductions -- Charges against cash value" for details of how
   on a schedule.                                                     it is computed.

------------------------------------------------------------------------------------------------------------------------------------

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS


Deductions may be made from Purchase Payments for a charge for premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.50% of Purchase Payments. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days written notice to each affected Contractholder.


CHARGES AGAINST CASH VALUE


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A


MORTALITY AND EXPENSE RISK CHARGE


The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current and guaranteed maximum daily rate of 0.003425% (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.


If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM CASH VALUE


ANNUAL CONTRACT CHARGE

The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company



                                                      CHARGES AND DEDUCTIONS  21
expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and may be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

The annual contract charge is deducted from the Cash Value on the following dates:

(1)  Each Contract Anniversary before the date annuity payments start.

(2)  On the day the annuity payments start.

(3)  On the day of a full surrender (if it is not a Contract Anniversary).

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.


TRANSFER CHARGE

Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of four instructed by the Contractholder in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge.


SURRENDER CHARGE


A contingent deferred sales charge (called a "surrender charge") will be imposed against the Contract's Cash Value when a full or partial surrender is requested or at the start of annuity benefits if Net Purchase Payments were made in the last eight Contract Years. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

The surrender charge will never exceed 7% of total Purchase Payments. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge.")

We impose a surrender charge when a surrender is made if:

(1) all or a part of the Contract's Surrender Value (See "Surrenders") is surrendered and Net Purchase Payments were made in the last eight Contract Years, or

(2) the Surrender Value is received at maturity on the annuity commencement date.

A surrender charge will not be imposed:

(1) To the extent necessary to permit the Contractholder to obtain an amount equal to the guaranteed free surrender amount (See "Guaranteed free surrender amount.")

(2) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options.")

(3)  If the surrender is a full surrender and the following conditions are met:

     (a)   Annuitant is age 59-1/2 or older on the date of the full surrender;

     (b)   the Contract has been in effect for at least 10 Contract Years; and

     (c) one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of the surrender.

For a partial surrender, the surrender charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient Cash Value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

No surrender charge will be deducted from death benefits. (See "Death benefit.")

For purposes of determining the surrender charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal tax status.")


AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is determined as follows:

Step 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered. (Any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and



22  CHARGES AND DEDUCTIONS

Step 2. Multiply each allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:


--------------------------------------------------------------------------------
                       SURRENDER CHARGE PERCENTAGE TABLE
--------------------------------------------------------------------------------
   CONTRACT YEAR SINCE PUR-            SURRENDER CHARGE PER-
     CHASE PAYMENT MADE                      CENTAGE
--------------------------------------------------------------------------------
             0                                  7%
--------------------------------------------------------------------------------
             1                                  7
--------------------------------------------------------------------------------
             2                                  6
--------------------------------------------------------------------------------
             3                                  6
--------------------------------------------------------------------------------
             4                                  5
--------------------------------------------------------------------------------
             5                                  4
--------------------------------------------------------------------------------
             6                                  3
--------------------------------------------------------------------------------
             7                                  2
--------------------------------------------------------------------------------
        8 (or more)                             0
--------------------------------------------------------------------------------
Step 3. Add the products of each multiplication in Step 2 above.

GUARANTEED FREE SURRENDER AMOUNT. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

     (a)   $10,000 (but not more than the Contract's Cash Value), or

     (b) 10% of the Contract's Cash Value (at the time the first partial surrender is request is received) may be received in each Contract Year without a surrender charge.

(2) For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

(3) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Cash Value, on the date of the first surrender during that Contract Year, of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received eight or more Contract Anniversaries ago. (For illustrations of how the surrender charge is calculated, see Appendix II of this prospectus.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status.")

INVESTMENT ADVISORY FEE

Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are more fully described in the Fund prospectuses. (Please see the prospectuses for the Funds for more information.)

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses, and the costs of contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)



                                                      CHARGES AND DEDUCTIONS  23

8. ANNUITY PROVISIONS



--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1) no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and

(2) no later than the Contract Anniversary nearest the Annuitant's 95th birthday.

The minimum number of years from the Contract Date to the start of annuity payments is 10. The date when annuity payments start may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2) Deferred from time to time by the Contractholder by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary nearest the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, the Contract's Surrender Value, less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments begin. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

o    one or more of the settlement options described below, or

o    another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

Settlement options may also be elected by the Contractholder or the Beneficiary as provided in the death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders.") The amount of death or surrender proceeds must be at least $1,000.


Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you elect Settlement Option 1, you may not change settlement options once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% percent per year) set by the Company each year. This Option will continue until the earlier of the date the Payee dies or the date you elect another settlement option.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.


The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.


24  ANNUITY PROVISIONS

In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o    Quarterly;

o    Semiannually; or

o    Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris , and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

                                                          ANNUITY PROVISIONS  25

9. OTHER PROVISIONS



--------------------------------------------------------------------------------

OWNERSHIP

The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

(1)  A change in Contractholder is requested, or

(2)  A Successor Contractholder becomes the Contractholder.

The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

(1)  Made in writing; and

(2)  Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax adviser prior to changing Contractholders.

--------------------------------------------------------------------------------
SUCCESSOR CONTRACTHOLDER -- The living person who, at the death of the Contractholder, becomes the new Contractholder.
--------------------------------------------------------------------------------

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE


The entire interest under a Non-Qualified Contract must be distributed within five years after the Contractholder's death if:

o    The Contractholder dies:

     --   Before the start of annuity payments, and

     --   While the Annuitant is living, and

o That Contractholder's spouse is not the Successor Contractholder as of the date of the Contractholder's death.

     --   Satisfactory proof of death must be provided to the Company.


Spousal status is determined under federal law for this purpose.


The surrender proceeds may be paid over the life of the Successor
Contractholder if:

o    The Successor Contractholder is the Beneficiary, and

o    The Successor Contractholder chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within five years after the date of death if:

o    The spouse is not the Successor Contractholder, and

o    There is no designated Beneficiary.

However, under the terms of the Contract, if the spouse is not the Successor
Contractholder:

o    the Contract will be surrendered as of the date of death, and

o    the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death benefit proceeds become payable.

If the Contractholder dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Contractholder's death.


PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:

o    over the life of such Participant, or

o    the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

(1)  The Participant dies before the start of such distributions, and

(2)  There is no designated Beneficiary.

The surrender proceeds must be distributed within five years after the date of death. But, the surrender proceeds may, be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the designated Beneficiary is the surviving spouse (as defined by federal law) of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met. The Contractholder should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed mini-


26  OTHER PROVISIONS
mum income benefits and enhanced death benefits. The Contractholder may want to consult a tax adviser concerning the potential application of these complex rules before purchasing this annuity Contract, purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract.

--------------------------------------------------------------------------------
CONTINGENT ANNUITANT -- The person who is the Annuitant at the death of the Annuitant.
--------------------------------------------------------------------------------

CONTINGENT ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made only once before annuitization, either:

(1)  in the application for the Contract, or

(2) after the Contract is issued, by written notice to the Company at its Operation Center.

You cannot change the Contingent Annuitant, but you can delete the Contingent Annuitant. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

o    any payment made by the Company, or

o action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 95th birthday.

On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the annuity commencement date;

(2)  the Contingent Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse (as defined by federal law); and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.


EFFECT OF CONTINGENT ANNUITANT'S BECOMING THE ANNUITANT. If the Contingent Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.



ASSIGNMENT

The Contractholder may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

If there is no Beneficiary living on the date of the Annuitant's death, the death benefit will be payable to the Annuitant's executors or administrators.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A or,

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose. In addition, the Company will obtain any other necessary approvals prior to the reorganization and will inform you that the reorganization is to occur. (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts.)


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes


                                                            OTHER PROVISIONS  27
in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or combined with any of our other separate accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


28  OTHER PROVISIONS

10. VOTING RIGHTS



--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Contractholders).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


                                                               VOTING RIGHTS  29

11. DISTRIBUTION OF THE CONTRACTS



--------------------------------------------------------------------------------


The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.

AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA" ). Both broker-dealers also act as distributors for the Company's life and annuity products.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the cash value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company's Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.

DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a Contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may



30  DISTRIBUTION OF THE CONTRACTS
also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. The Company and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


                                               DISTRIBUTION OF THE CONTRACTS  31

12. FEDERAL TAX STATUS



--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on:

o    the value of the Contract's Cash Value,

o    annuity payments,

o    death benefit, and

o    economic benefit to the Contractholder, Annuitant, and the Beneficiary

may depend upon:

o    the type of retirement plan for which the Contract is purchased, and

o    the tax and employment status of the individual concerned.


The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Any person considering the purchase of a contract or making additional Purchase Payments under this annuity Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.



TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan Participants or their Beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Contractholder is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o    Participant after-tax contributions (in the case of Qualified Plans), or

o    Contractholder contributions (in the case of Non-Qualified Contracts).

Contractholders, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to transfers, including gratuitous transfers both of which are treated the same as distributions. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company or an affiliate to the Contractholder (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state governments part of the taxable portion of each distribution made under a contract unless the Contractholder or Annuitant:

o    provides his or her taxpayer identification number to the Company, and

o    notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1) Part of a series of substantially equal periodic payments (at least annually) for:

     o   the participant's life or life expectancy,

     o the joint lives or life expectancies of the participant and his/ her Beneficiary,

     o   or a period certain of not less than 10 years, or

(2)  Required by minimum distributions; or

(3)  Qualifying hardship distributions.

The withholding can be avoided if the Participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


32  FEDERAL TAX STATUS

RETIREMENT PLANS

Aside from Contracts purchased on a non-qualified basis, the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k); and

(3) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.


                                                          FEDERAL TAX STATUS  33

13. ADDITIONAL INFORMATION



--------------------------------------------------------------------------------

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement, or by accessing the SEC's website at www.sec.gov. The Statement of Additional Information is available from the Company without charge.


34  ADDITIONAL INFORMATION

14. LEGAL PROCEEDINGS



--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contractholder's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.



                                                           LEGAL PROCEEDINGS  35

15. FINANCIAL STATEMENTS



--------------------------------------------------------------------------------


The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's account value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



36  FINANCIAL STATEMENTS

Appendix I: Condensed financial information



--------------------------------------------------------------------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES




---------------------------------------------------------------------------------------------------
                                                              UNIT VALUE
                                    ---------------------------------------------------------------
                                         DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
 PORTFOLIO                                 2001       2002       2003       2004       2005
---------------------------------------------------------------------------------------------------
All Asset Allocation                     $  53.32   $  41.49   $  49.54   $  53.12   $  55.17
---------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      --         --         --         --         --
---------------------------------------------------------------------------------------------------
AXA Conservative Allocation                    --         --         --         --         --
---------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation               --         --         --         --         --
---------------------------------------------------------------------------------------------------
AXA Moderate Allocation                        --         --         --         --         --
---------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                   --         --         --         --         --
---------------------------------------------------------------------------------------------------
EQ/Core Bond Index                             --         --         --         --         --
---------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                52.67      47.22      64.08      76.53      78.86
---------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index          --         --         --         --         --
---------------------------------------------------------------------------------------------------
EQ/International Growth                     12.03       9.57      12.37      12.86      14.35
---------------------------------------------------------------------------------------------------
EQ/Money Market                                --         --         --         --      10.07
---------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                           --         --         --         --         --
---------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock               38.32      26.71      40.34      45.22      46.43
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
                                                              UNIT VALUE
                                  -----------------------------------------------------------------
                                         DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,
 PORTFOLIO                                 2006       2007       2008       2009        2010
---------------------------------------------------------------------------------------------------
All Asset Allocation                     $  60.02   $  61.97   $  42.60   $  53.06   $  60.25
---------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      --      10.01       6.01       7.56       8.44
---------------------------------------------------------------------------------------------------
AXA Conservative Allocation                    --      10.35       9.09       9.86      10.45
---------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation               --      10.21       8.13       9.18       9.89
---------------------------------------------------------------------------------------------------
AXA Moderate Allocation                        --      10.21       7.62       8.80       9.55
---------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                   --      10.14       6.83       8.23       9.06
---------------------------------------------------------------------------------------------------
EQ/Core Bond Index                             --         --         --      10.09      10.56
---------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                92.54      99.88      68.39      95.54     125.16
---------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index          --         --         --      16.77      17.31
---------------------------------------------------------------------------------------------------
EQ/International Growth                     17.81      20.44      12.06      16.34      18.55
---------------------------------------------------------------------------------------------------
EQ/Money Market                             10.42      10.80      10.92      10.82      10.69
---------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                           --         --         --      22.44      23.54
---------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock               44.03      46.62      26.61      37.48      43.08
---------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------
                                                         UNITS OUTSTANDING
                               ------------------------------------------------------------------------------------
                                          DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,        DEC. 31,
 PORTFOLIO                                  2001         2002         2003         2004            2005
-------------------------------------------------------------------------------------------------------------------
All Asset Allocation                     12,609,907   9,406,774    7,874,880    6,487,423       5,337,177
-------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                      --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                 --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                          --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                     --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                               --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value              3,054,705   2,417,506    2,057,798    1,704,736       1,395,431
-------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index            --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
EQ/International Growth                   1,878,354   1,447,750    1,248,363    1,093,252         932,154
-------------------------------------------------------------------------------------------------------------------
EQ/Money Market                                  --          --           --           --       2,098,010
-------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                             --          --           --           --              --
-------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock             4,125,642   3,132,647    2,742,084    2,272,842       1,840,099
-------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                     UNITS OUTSTANDING
                                  ------------------------------------------------------------------------------------
                                       DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,    DEC. 31,
 PORTFOLIO                               2006         2007         2008         2009        2010
-------------------------------------------------------------------------------------------------------------------
All Asset Allocation                  4,250,196    3,392,911    2,783,712    2,430,516   2,102,265
-------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                    --        8,528       16,019       22,846      20,565
-------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                  --        1,731       20,390       59,815      62,667
-------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation             --          487       14,741       20,567      19,026
-------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                      --       45,787       75,881       88,812      81,597
-------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                 --       26,806       44,509       60,978      62,893
-------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                           --           --           --    1,216,542     992,835
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value          1,119,100      896,406      739,609      647,639     548,985
-------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index        --           --           --      221,812     193,676
-------------------------------------------------------------------------------------------------------------------
EQ/International Growth                 810,240      684,936      551,949      474,763     420,718
-------------------------------------------------------------------------------------------------------------------
EQ/Money Market                       1,958,002    1,604,816    1,405,242    1,050,020     956,132
-------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                         --           --           --      265,642     235,974
-------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock         1,390,438    1,082,436      865,147      747,139     654,794
-------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1

Appendix II: Calculation of surrender charge



--------------------------------------------------------------------------------


ILLUSTRATION 1

Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

The surrender charge is determined as follows:

STEP 1:  Purchase Payments are allocated to the surrender amount, as follows:

--------------------------------------------------------------------------------
                                                          AMOUNT
   NUMBER OF CONTRACT                                  AVAILABLE FOR
  ANNIVERSARIES SINCE   CONTRACT YEAR      AMOUNT      ALLOCATION TO
   PURCHASE PAYMENT        PAYMENT      ALLOCATED TO      FUTURE
    RECEIVED BY US         RECEIVED       SURRENDER     SURRENDERS
--------------------------------------------------------------------------------
           0                 3             $    0         $     0

           1                 2                  0               0

           2                 1              2,000          13,000
--------------------------------------------------------------------------------
IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The guaranteed free surrender amount ("Guaranteed Free Surrender Amount") is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT   CONTRACT     AMOUNT                  AMOUNT OF
  ANNIVERSARIES SINCE     YEAR     ALLOCATED    SURRENDER    SURRENDER
   PURCHASE PAYMENT      PAYMENT       TO        CHARGE       CHARGE
    RECEIVED BY US      RECEIVED   SURRENDER   PERCENTAGE   (AMT X PCT)
--------------------------------------------------------------------------------
           0               3          $  0        7%            $ 0

           1               2             0         7              0

           2               1           200         6             12
--------------------------------------------------------------------------------
STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $12.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.


Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of unallocated Purchase Payments made in the first Contract Year.

The surrender charge is determined as follows:


STEP 1:  Purchase Payments are allocated to the surrender amount, as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT
 ANNIVERSARIES SINCE
   PURCHASE PAYMENT    CONTRACT YEAR PAYMENT   AMOUNT ALLOCATED TO
    RECEIVED BY US            RECEIVED              SURRENDER
--------------------------------------------------------------------------------
           0                   10                    $     0

           1                    9                          0

           2                    8                          0

           3                    7                          0

           4                    6                          0

           5                    5                          0

           6                    4                          0

           7                    3                          0

       8 or more             1 and 2                  13,000
--------------------------------------------------------------------------------
IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the surrender charge percentages as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT   CONTRACT     AMOUNT                  AMOUNT OF
  ANNIVERSARIES SINCE     YEAR     ALLOCATED    SURRENDER    SURRENDER
   PURCHASE PAYMENT      PAYMENT       TO        CHARGE       CHARGE
    RECEIVED BY US      RECEIVED   SURRENDER   PERCENTAGE   (AMT X PCT)
--------------------------------------------------------------------------------
           0              10        $     0       7%            $ 0

           1               9              0        7              0

           2               8              0        6              0

           3               7              0        6              0

           4               6              0        5              0

           5               5              0        4              0

           6               4              0        3              0

           7               3              0        2              0

       8 or more        1 and 2      10,200        0              0
--------------------------------------------------------------------------------
STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the surrender charge percentages as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT   CONTRACT     AMOUNT                  AMOUNT OF
  ANNIVERSARIES SINCE     YEAR     ALLOCATED    SURRENDER    SURRENDER
   PURCHASE PAYMENT      PAYMENT       TO        CHARGE       CHARGE
    RECEIVED BY US      RECEIVED   SURRENDER   PERCENTAGE   (AMT X PCT)
--------------------------------------------------------------------------------
           0              10           $0         7%            $0
--------------------------------------------------------------------------------


II-1  APPENDIX II: CALCULATION OF SURRENDER CHARGE

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT  CONTRACT     AMOUNT                  AMOUNT OF
 ANNIVERSARIES SINCE     YEAR     ALLOCATED    SURRENDER    SURRENDER
   PURCHASE PAYMENT     PAYMENT       TO        CHARGE       CHARGE
    RECEIVED BY US     RECEIVED   SURRENDER   PERCENTAGE   (AMT X PCT)
--------------------------------------------------------------------------------
           1              9        $    0         7            0

           2              8             0         6            0

           3              7             0         6            0

           4              6             0         5            0

           5              5             0         4            0

           6              4             0         3            0

           7              3             0         2            0

       8 or more       1 and 2      3,000         0            0
--------------------------------------------------------------------------------
STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

Since there are no Purchase Payments such that seven or less Policy Anniversaries had passed since they were received, no part of the surrender proceeds are subject to a surrender charge. Hence, no surrender charge is assessed on this full surrender.

ILLUSTRATION 2

Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1:  Purchase Payments are allocated to the surrender amount, as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT                                  AVAILABLE FOR
  ANNIVERSARIES SINCE   CONTRACT YEAR      AMOUNT      ALLOCATION TO
   PURCHASE PAYMENT        PAYMENT      ALLOCATED TO      FUTURE
    RECEIVED BY US         RECEIVED       SURRENDER     SURRENDERS
--------------------------------------------------------------------------------
           0                 3              $  0          $2,000

           1                 2                 0           2,000

           2                 1               500           1,500
--------------------------------------------------------------------------------
IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the surrender charge percentages as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT   CONTRACT     AMOUNT                  AMOUNT OF
  ANNIVERSARIES SINCE     YEAR     ALLOCATED    SURRENDER    SURRENDER
   PURCHASE PAYMENT      PAYMENT       TO        CHARGE       CHARGE
    RECEIVED BY US      RECEIVED   SURRENDER   PERCENTAGE   (AMT X PCT)
--------------------------------------------------------------------------------
           0               3           $0         7%            $0

           1               2            0          7             0

           2               1            0          6             0
--------------------------------------------------------------------------------
STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10% of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000, not to exceed the Cash Value. The Guaranteed Free Surrender Amount is $7,000. Since the partial surrender request is less than the Guaranteed Free Surrender Amount, there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1:  Purchase Payments are allocated to the surrender amount, as follows:

--------------------------------------------------------------------------------
                                                          AMOUNT
   NUMBER OF CONTRACT                                  AVAILABLE FOR
  ANNIVERSARIES SINCE   CONTRACT YEAR      AMOUNT      ALLOCATION TO
   PURCHASE PAYMENT        PAYMENT      ALLOCATED TO      FUTURE
    RECEIVED BY US         RECEIVED       SURRENDER     SURRENDERS
--------------------------------------------------------------------------------
           0                 10            $    0         $2,000

           1                 9                  0          2,000

           2                 8                  0          2,000

           3                 7                  0          2,000

           4                 6                  0          2,000

           5                 5                  0          2,000

           6                 4              2,000              0

           7                 3              2,000              0

       8 or more          1 and 2           3,500              0
--------------------------------------------------------------------------------
IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the surrender charge percentages as follows:

--------------------------------------------------------------------------------
   NUMBER OF CONTRACT   CONTRACT     AMOUNT                  AMOUNT OF
  ANNIVERSARIES SINCE     YEAR     ALLOCATED    SURRENDER    SURRENDER
   PURCHASE PAYMENT      PAYMENT       TO        CHARGE       CHARGE
    RECEIVED BY US      RECEIVED   SURRENDER   PERCENTAGE   (AMT X PCT)
--------------------------------------------------------------------------------
           6               4         $2,000       3%            $60

           7               3          2,000        2             40

       8 or more        1 and 2         240        0              0
--------------------------------------------------------------------------------
STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $100.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Con-



                              APPENDIX II: CALCULATION OF SURRENDER CHARGE  II-2
tract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the Annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each Contract Year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

Since the full proceeds are being applied to Settlement Option 3, and it is after the third Contract Year, the surrender charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.


II-3  APPENDIX II: CALCULATION OF SURRENDER CHARGE

Statement of Additional Information



--------------------------------------------------------------------------------

TABLE OF CONTENTS



MAY 1, 2011



                                                                            PAGE

Additional information about the Company                                       2

About our independent registered public accounting firm                        2

Sale of the contracts                                                          2

Federal tax status                                                             2

Financial statements                                                           4


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:


MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, NY 13202
1-800-487-6669
www.axa-equitable.com


Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                                    State      Zip



                                                                           X2870


                                                                          MLA-MM

Individual Flexible Payment
Variable Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2011 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, NY 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.


TABLE OF CONTENTS


Additional information about the Company                                     2

About our independent registered public accounting firm                      2

Sale of the contracts                                                        2

Federal tax status                                                           2

Financial statements                                                         4



                                   Issued by
                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                             New York, N.Y. 10104



                                                                          e13459
                                                                         MLOA-MM

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the Contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts.


We are subject to regulation by the State of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York 10017.

SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the MONY America Variable Account A in the following amounts during the periods indicated:



--------------------------------------------------------------------------------
                                                  AGGREGATE AMOUNT OF
                                                 COMMISSIONS RETAINED
                                                  BY THE DISTRIBUTORS
                                                AFTER PAYMENTS TO THEIR
                AGGREGATE AMOUNT OF                   REGISTERED
 FISCAL         COMMISSIONS PAID TO                PERSONS AND OTHER
  YEAR          THE DISTRIBUTORS(1)             SELLING BROKER-DEALERS
--------------------------------------------------------------------------------
  2008               $5,878,735                           N/A

  2009               $4,928,671                           N/A

  2010               $4,903,029                           N/A
--------------------------------------------------------------------------------



(1) Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2008, 2009 and 2010, these payments were made to the Distributors.


Please see your Prospectus for detailed information regarding the distribution of the Contracts.


FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the

Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.

INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution; or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL


The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY America Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY America Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the Contractholder would not be treated as the owner of the assets of MONY America Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the Contractholder to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Contractholder from being treated as the owner of the assets of MONY America Variable Account A.



QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).


H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.

CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.



FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A
   Report of Independent Registered Public Accounting Firm.................  F-2
   Statements of Assets and Liabilities, December 31, 2010.................  F-3
   Statements of Operations for the Year Ended December 31, 2010........... F-20
   Statements of Changes in Net Assets for the Years Ended December 31,
   2010 and December 31, 2009.............................................. F-28
   Notes to Financial Statements........................................... F-41

With respect to MONY Life Insurance Company of America:
   Report of Independent Registered Public Accounting Firm.................  F-1
   Balance Sheets, December 31, 2010 and December 31, 2009.................  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2010, 2009 and
   2008....................................................................  F-3
   Statements of Shareholder's Equity and Comprehensive Income (Loss),
   Years Ended December 31, 2010, 2009 and 2008............................  F-4
   Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008..  F-5
   Notes to Financial Statements...........................................  F-6


                                                                          e13337

================================================================================

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account A listed in Note 1 at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 25, 2011

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                              ALL ASSET     AXA AGGRESSIVE   AXA CONSERVATIVE
                                                             ALLOCATION*      ALLOCATION*       ALLOCATION*
                                                           --------------- ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $163,573,488      $2,442,935        $5,682,754
Receivable for The Trusts shares sold.....................        78,744              99             2,842
Receivable for policy-related transactions................            --              --                --
                                                            ------------      ----------        ----------
  Total assets............................................   163,652,232       2,443,034         5,685,596
                                                            ============      ==========        ==========
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --                --
Payable for policy-related transactions...................        78,744              99             2,842
                                                            ------------      ----------        ----------
  Total liabilities.......................................        78,744              99             2,842
                                                            ------------      ----------        ----------
NET ASSETS................................................  $163,573,488      $2,442,935        $5,682,754
                                                            ============      ==========        ==========
NET ASSETS:
Accumulation Units........................................   163,568,420       2,442,904         5,682,718
Retained by MONY America in Variable Account A............         5,068              31                36
                                                            ------------      ----------        ----------
TOTAL NET ASSETS..........................................  $163,573,488      $2,442,935        $5,682,754
                                                            ============      ==========        ==========
Investments in shares of The Trusts, at cost..............  $184,849,915      $2,259,707        $5,797,019
THE TRUSTS SHARES HELD
 Class B..................................................     8,839,927         243,572           594,305
 Initial Shares...........................................            --              --                --

                                                            AXA CONSERVATIVE-   AXA MODERATE     AXA MODERATE-     DREYFUS STOCK
                                                             PLUS ALLOCATION*    ALLOCATION*   PLUS ALLOCATION*   INDEX FUND, INC.
                                                           ------------------- -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,624,715      $14,215,206       $8,058,834        $17,182,859
Receivable for The Trusts shares sold.....................             167           11,341              193             11,125
Receivable for policy-related transactions................              --               --               --                 --
                                                                ----------      -----------       ----------        -----------
  Total assets............................................       3,624,882       14,226,547        8,059,027         17,193,984
                                                                ==========      ===========       ==========        ===========
LIABILITIES:
Payable for The Trusts shares purchased...................              --               --               --                 --
Payable for policy-related transactions...................             167           11,341              193             15,630
                                                                ----------      -----------       ----------        -----------
  Total liabilities.......................................             167           11,341              193             15,630
                                                                ----------      -----------       ----------        -----------
NET ASSETS................................................      $3,624,715      $14,215,206       $8,058,834        $17,178,354
                                                                ==========      ===========       ==========        ===========
NET ASSETS:
Accumulation Units........................................       3,624,694       14,214,880        8,058,685         17,171,490
Retained by MONY America in Variable Account A............              21              326              149              6,864
                                                                ----------      -----------       ----------        -----------
TOTAL NET ASSETS..........................................      $3,624,715      $14,215,206       $8,058,834        $17,178,354
                                                                ==========      ===========       ==========        ===========
Investments in shares of The Trusts, at cost..............      $3,440,611      $13,233,489       $7,423,942        $16,711,130
THE TRUSTS SHARES HELD
 Class B..................................................         376,839        1,063,062          777,872                 --
 Initial Shares...........................................              --               --               --            579,132

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                EQ/BLACKROCK
                                                         EQ/ALLIANCEBERNSTEIN   BASIC VALUE   EQ/BOSTON ADVISORS
                                                           SMALL CAP GROWTH*      EQUITY*       EQUITY INCOME*
                                                        ---------------------- ------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.....       $2,517,235        $9,243,059        $17,087,413
Receivable for The Trusts shares sold..................            8,662             2,691              5,671
Receivable for policy-related transactions.............               --                --                 --
                                                              ----------        ----------        -----------
  Total assets.........................................        2,525,897         9,245,750         17,093,084
                                                              ==========        ==========        ===========
LIABILITIES:
Payable for The Trusts shares purchased................               --                --                 --
Payable for policy-related transactions................            8,662             2,691              5,671
                                                              ----------        ----------        -----------
  Total liabilities....................................            8,662             2,691              5,671
                                                              ----------        ----------        -----------
NET ASSETS.............................................       $2,517,235        $9,243,059        $17,087,413
                                                              ==========        ==========        ===========
NET ASSETS:
Accumulation Units.....................................        2,517,134         9,242,769         17,086,548
Retained by MONY America in Variable Account A.........              101               290                865
                                                              ----------        ----------        -----------
TOTAL NET ASSETS.......................................       $2,517,235        $9,243,059        $17,087,413
                                                              ==========        ==========        ===========
Investments in shares of The Trusts, at cost...........       $2,150,394        $8,905,644        $20,144,831
THE TRUSTS SHARES HELD
 Class A...............................................          152,905                --             82,549
 Class B...............................................               --           675,405          3,160,536



                                                         EQ/CALVERT SOCIALLY   EQ/CAPITAL GUARDIAN   EQ/CORE BOND    EQ/EQUITY
                                                             RESPONSIBLE*           RESEARCH*           INDEX*      GROWTH PLUS*
                                                        --------------------- --------------------- -------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.....       $1,909,185            $5,993,945       $59,198,552    $8,838,214
Receivable for The Trusts shares sold..................            1,527                    --            73,389            --
Receivable for policy-related transactions.............               --                 3,107                --        49,862
                                                              ----------            ----------       -----------    ----------
  Total assets.........................................        1,910,712             5,997,052        59,271,941     8,888,076
                                                              ==========            ==========       ===========    ==========
LIABILITIES:
Payable for The Trusts shares purchased................               --                 3,107                --        49,862
Payable for policy-related transactions................            1,527                    --            73,389            --
                                                              ----------            ----------       -----------    ----------
  Total liabilities....................................            1,527                 3,107            73,389        49,862
                                                              ----------            ----------       -----------    ----------
NET ASSETS.............................................       $1,909,185            $5,993,945       $59,198,552    $8,838,214
                                                              ==========            ==========       ===========    ==========
NET ASSETS:
Accumulation Units.....................................        1,909,081             5,993,705        59,192,440     8,832,128
Retained by MONY America in Variable Account A.........              104                   240             6,112         6,086
                                                              ----------            ----------       -----------    ----------
TOTAL NET ASSETS.......................................       $1,909,185            $5,993,945       $59,198,552    $8,838,214
                                                              ==========            ==========       ===========    ==========
Investments in shares of The Trusts, at cost...........       $1,963,880            $6,247,477       $62,169,260    $9,401,046
THE TRUSTS SHARES HELD
 Class A...............................................          189,374               493,676         6,098,471            --
 Class B...............................................           73,459                    --                --       591,406

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/GAMCO MERGERS   EQ/GAMCO SMALL   EQ/GLOBAL MULTI-
                                                             & ACQUISITIONS*   COMPANY VALUE*    SECTOR EQUITY*
                                                           ------------------ ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $4,814,439       $148,071,333       $7,514,439
Receivable for The Trusts shares sold.....................          4,125             91,054            4,550
Receivable for policy-related transactions................             --                 --               --
                                                               ----------       ------------       ----------
  Total assets............................................      4,818,564        148,162,387        7,518,989
                                                               ==========       ============       ==========
LIABILITIES:
Payable for The Trusts shares purchased...................             --                 --               --
Payable for policy-related transactions...................          4,125             91,054            4,550
                                                               ----------       ------------       ----------
  Total liabilities.......................................          4,125             91,054            4,550
                                                               ----------       ------------       ----------
NET ASSETS................................................     $4,814,439       $148,071,333       $7,514,439
                                                               ==========       ============       ==========
NET ASSETS:
Accumulation Units........................................      4,814,278        148,058,953        7,504,213
Retained by MONY America in Variable Account A............            161             12,380           10,226
                                                               ----------       ------------       ----------
TOTAL NET ASSETS..........................................     $4,814,439       $148,071,333       $7,514,439
                                                               ==========       ============       ==========
Investments in shares of The Trusts, at cost..............     $4,643,353       $101,554,127       $8,731,479
THE TRUSTS SHARES HELD
 Class A..................................................             --                 --          601,300
 Class B..................................................        386,166          3,787,580               --



                                                            EQ/INTERMEDIATE
                                                              GOVERNMENT     EQ/INTERNATIONAL   EQ/LARGE CAP     EQ/LORD ABBETT
                                                              BOND INDEX*         GROWTH*        VALUE PLUS*   GROWTH AND INCOME*
                                                           ---------------- ------------------ -------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $28,857,933       $15,262,620      $5,696,858       $18,785,753
Receivable for The Trusts shares sold.....................         34,747                --           2,333            49,640
Receivable for policy-related transactions................             --            13,029              --                --
                                                              -----------       -----------      ----------       -----------
  Total assets............................................     28,892,680        15,275,649       5,699,191        18,835,393
                                                              ===========       ===========      ==========       ===========
LIABILITIES:
Payable for The Trusts shares purchased...................             --            13,029              --                --
Payable for policy-related transactions...................         34,747                 -           2,333            49,640
                                                              -----------       -----------      ----------       -----------
  Total liabilities.......................................         34,747            13,029           2,333            49,640
                                                              -----------       -----------      ----------       -----------
NET ASSETS................................................    $28,857,933       $15,262,620      $5,696,858       $18,785,753
                                                              ===========       ===========      ==========       ===========
NET ASSETS:
Accumulation Units........................................     28,856,954        15,262,129       5,696,700        18,784,632
Retained by MONY America in Variable Account A............            979               491             158             1,121
                                                              -----------       -----------      ----------       -----------
TOTAL NET ASSETS..........................................    $28,857,933       $15,262,620      $5,696,858       $18,785,753
                                                              ===========       ===========      ==========       ===========
Investments in shares of The Trusts, at cost..............    $28,938,823       $14,382,494      $7,797,779       $19,770,673
THE TRUSTS SHARES HELD
 Class A..................................................      2,921,234                --         559,195         1,817,878
 Class B..................................................             --         2,348,262              --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                             EQ/MID CAP     EQ/MONEY
                                                        EQ/MID CAP INDEX*   VALUE PLUS*      MARKET*
                                                       ------------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $14,122,661      $27,188,000   $46,267,394
Receivable for The Trusts shares sold.................             420           48,174       267,557
Receivable for policy-related transactions............              --               --            --
                                                           -----------      -----------   -----------
  Total assets........................................      14,123,081       27,236,174    46,534,951
                                                           ===========      ===========   ===========
LIABILITIES:
Payable for The Trusts shares purchased...............              --               --            --
Payable for policy-related transactions...............             420           48,174       267,557
                                                           -----------      -----------   -----------
  Total liabilities...................................             420           48,174       267,557
                                                           -----------      -----------   -----------
NET ASSETS............................................     $14,122,661      $27,188,000   $46,267,394
                                                           ===========      ===========   ===========
NET ASSETS:
Accumulation Units....................................      14,122,279       27,172,873    46,248,146
Retained by MONY America in Variable Account A........             382           15,127        19,248
                                                           -----------      -----------   -----------
TOTAL NET ASSETS......................................     $14,122,661      $27,188,000   $46,267,394
                                                           ===========      ===========   ===========
Investments in shares of The Trusts, at cost..........     $14,699,468      $31,442,279   $46,256,953
THE TRUSTS SHARES HELD
 Class A..............................................       1,676,852        2,710,058    46,238,747
 Class B..............................................              --               --            --



                                                        EQ/MONTAG & CALDWELL   EQ/MORGAN STANLEY   EQ/PIMCO ULTRA    EQ/QUALITY
                                                               GROWTH*          MID CAP GROWTH*      SHORT BOND*     BOND PLUS*
                                                       ---------------------- ------------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $62,096,414          $18,332,536        $14,149,200    $16,327,965
Receivable for The Trusts shares sold.................            41,266               31,810                 --         10,600
Receivable for policy-related transactions............                --                   --              1,428             --
                                                             -----------          -----------        -----------    -----------
  Total assets........................................        62,137,680           18,364,346         14,150,628     16,338,565
                                                             ===========          ===========        ===========    ===========
LIABILITIES:
Payable for The Trusts shares purchased...............                --                   --              1,428             --
Payable for policy-related transactions...............            41,266               31,810                 --         10,600
                                                             -----------          -----------        -----------    -----------
  Total liabilities...................................            41,266               31,810              1,428         10,600
                                                             -----------          -----------        -----------    -----------
NET ASSETS............................................       $62,096,414          $18,332,536        $14,149,200    $16,327,965
                                                             ===========          ===========        ===========    ===========
NET ASSETS:
Accumulation Units....................................        62,091,254           18,331,898         14,148,136     16,258,066
Retained by MONY America in Variable Account A........             5,160                  638              1,064         69,899
                                                             -----------          -----------        -----------    -----------
TOTAL NET ASSETS......................................       $62,096,414          $18,332,536        $14,149,200    $16,327,965
                                                             ===========          ===========        ===========    ===========
Investments in shares of The Trusts, at cost..........       $66,437,788          $14,819,120        $14,294,404    $17,497,999
THE TRUSTS SHARES HELD
 Class A..............................................                --            1,061,172                 --             --
 Class B..............................................        10,141,904                   --          1,421,111      1,917,799

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                           EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH
                                                        COMPANY INDEX*     GROWTH STOCK*      & INCOME*
                                                       ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $5,092,355        $42,644,574      $26,767,163
Receivable for The Trusts shares sold.................           950             27,668           21,548
Receivable for policy-related transactions............            --                 --               --
                                                          ----------        -----------      -----------
  Total assets........................................     5,093,305         42,672,242       26,788,711
                                                          ==========        ===========      ===========
LIABILITIES:
Payable for The Trusts shares purchased...............            --                 --               --
Payable for policy-related transactions...............           950             27,668           21,548
                                                          ----------        -----------      -----------
  Total liabilities...................................           950             27,668           21,548
                                                          ----------        -----------      -----------
NET ASSETS............................................    $5,092,355        $42,644,574      $26,767,163
                                                          ==========        ===========      ===========
NET ASSETS:
Accumulation Units....................................     5,092,197         42,643,253       26,766,030
Retained by MONY America in Variable Account A........           158              1,321            1,133
                                                          ----------        -----------      -----------
TOTAL NET ASSETS......................................    $5,092,355        $42,644,574      $26,767,163
                                                          ==========        ===========      ===========
Investments in shares of The Trusts, at cost..........    $5,123,727        $38,023,670      $23,915,621
THE TRUSTS SHARES HELD
 Class A..............................................       484,229                 --               --
 Class B..............................................            --          2,073,085        4,496,557
 Class 2..............................................            --                 --               --
 Series I.............................................            --                 --               --
 Service Class........................................            --                 --               --



                                                        FIDELITY(R) VIP                    FRANKLIN RISING   INVESCO V.I.
                                                         CONTRAFUND(R)   FRANKLIN INCOME      DIVIDENDS        FINANCIAL
                                                           PORTFOLIO     SECURITIES FUND      SECURITIES     SERVICES FUND
                                                       ---------------- ----------------- ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $26,326,319      $32,546,945        $7,152,994      $  948,847
Receivable for The Trusts shares sold.................             --           19,382                --             267
Receivable for policy-related transactions............             --               --             6,442              --
                                                          -----------      -----------        ----------      ----------
  Total assets........................................     26,326,319       32,566,327         7,159,436         949,114
                                                          ===========      ===========        ==========      ==========
LIABILITIES:
Payable for The Trusts shares purchased...............         31,607               --             6,442              --
Payable for policy-related transactions...............         18,393           19,407                --             267
                                                          -----------      -----------        ----------      ----------
  Total liabilities...................................         50,000           19,407             6,442             267
                                                          -----------      -----------        ----------      ----------
NET ASSETS............................................    $26,276,319      $32,546,920        $7,152,994      $  948,847
                                                          ===========      ===========        ==========      ==========
NET ASSETS:
Accumulation Units....................................     26,272,595       32,544,716         7,152,849         948,837
Retained by MONY America in Variable Account A........          3,724            2,204               145              10
                                                          -----------      -----------        ----------      ----------
TOTAL NET ASSETS......................................    $26,276,319      $32,546,920        $7,152,994      $  948,847
                                                          ===========      ===========        ==========      ==========
Investments in shares of The Trusts, at cost..........    $28,495,630      $33,797,177        $7,033,341      $1,137,249
THE TRUSTS SHARES HELD
 Class A..............................................             --               --                --              --
 Class B..............................................             --               --                --              --
 Class 2..............................................             --        2,196,150           380,074              --
 Series I.............................................             --               --                --         168,834
 Service Class........................................      1,105,683               --                --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           INVESCO VAN
                                                         INVESCO V.I.                      KAMPEN V.I.
                                                        GLOBAL HEALTH     INVESCO V.I.    GLOBAL VALUE
                                                          CARE FUND     TECHNOLOGY FUND    EQUITY FUND
                                                       --------------- ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $2,249,206       $1,298,989      $2,452,633
Receivable for The Trusts shares sold.................         4,086               --          13,090
Receivable for policy-related transactions............            --            4,004              --
                                                          ----------       ----------      ----------
  Total assets........................................     2,253,292        1,302,993       2,465,723
                                                          ==========       ==========      ==========
LIABILITIES:
Payable for The Trusts shares purchased...............            --            4,004              --
Payable for policy-related transactions...............         4,086               --          13,090
                                                          ----------       ----------      ----------
  Total liabilities...................................         4,086            4,004          13,090
                                                          ----------       ----------      ----------
NET ASSETS............................................    $2,249,206       $1,298,989      $2,452,633
                                                          ==========       ==========      ==========
NET ASSETS:
Accumulation Units....................................     2,249,132        1,298,960       2,452,147
Retained by MONY America in Variable Account A........            74               29             486
                                                          ----------       ----------      ----------
TOTAL NET ASSETS......................................    $2,249,206       $1,298,989      $2,452,633
                                                          ==========       ==========      ==========
Investments in shares of The Trusts, at cost..........    $2,048,420       $  982,773      $2,647,879
THE TRUSTS SHARES HELD
 Institutional Shares.................................            --               --              --
 Series I.............................................       134,602           81,187         311,643
 Service Shares.......................................            --               --              --



                                                          JANUS ASPEN        JANUS ASPEN       JANUS ASPEN     JANUS ASPEN
                                                        SERIES BALANCED   SERIES ENTERPRISE   SERIES FORTY   SERIES OVERSEAS
                                                           PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                       ----------------- ------------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $18,391,940        $12,224,839      $20,159,800      $27,698,627
Receivable for The Trusts shares sold.................                --              1,353           42,964               --
Receivable for policy-related transactions............            23,911                 --               --            9,024
                                                             -----------        -----------      -----------      -----------
  Total assets........................................        18,415,851         12,226,192       20,202,764       27,707,651
                                                             ===========        ===========      ===========      ===========
LIABILITIES:
Payable for The Trusts shares purchased...............            23,911                 --               --            9,024
Payable for policy-related transactions...............                --              1,353           42,964               --
                                                             -----------        -----------      -----------      -----------
  Total liabilities...................................            23,911              1,353           42,964            9,024
                                                             -----------        -----------      -----------      -----------
NET ASSETS............................................       $18,391,940        $12,224,839      $20,159,800      $27,698,627
                                                             ===========        ===========      ===========      ===========
NET ASSETS:
Accumulation Units....................................        18,391,497         12,224,574       20,159,220       27,697,768
Retained by MONY America in Variable Account A........               443                265              580              859
                                                             -----------        -----------      -----------      -----------
TOTAL NET ASSETS......................................       $18,391,940        $12,224,839      $20,159,800      $27,698,627
                                                             ===========        ===========      ===========      ===========
Investments in shares of The Trusts, at cost..........       $17,023,651        $10,151,249      $18,755,943      $23,121,183
THE TRUSTS SHARES HELD
 Institutional Shares.................................           649,892            315,724          356,517               --
 Series I.............................................                --                 --               --               --
 Service Shares.......................................                --                 --          210,496          494,265

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               JANUS ASPEN                        MULTIMANAGER
                                                            SERIES WORLDWIDE   MFS(R) UTILITIES   MULTI-SECTOR
                                                                PORTFOLIO           SERIES            BOND*
                                                           ------------------ ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $11,079,718        $6,695,839       $8,412,968
Receivable for The Trusts shares sold.....................          27,568             4,324              758
Receivable for policy-related transactions................              --                --               --
                                                               -----------        ----------       ----------
  Total assets............................................      11,107,286         6,700,163        8,413,726
                                                               ===========        ==========       ==========
LIABILITIES:
Payable for The Trusts shares purchased...................              --                --               --
Payable for policy-related transactions...................          27,568             4,324              758
                                                               -----------        ----------       ----------
  Total liabilities.......................................          27,568             4,324              758
                                                               -----------        ----------       ----------
NET ASSETS................................................     $11,079,718        $6,695,839       $8,412,968
                                                               ===========        ==========       ==========
NET ASSETS:
Accumulation Units........................................      11,079,164         6,695,557        8,412,743
Retained by MONY America in Variable Account A............             554               282              225
                                                               -----------        ----------       ----------
TOTAL NET ASSETS..........................................     $11,079,718        $6,695,839       $8,412,968
                                                               ===========        ==========       ==========
Investments in shares of The Trusts, at cost..............     $10,025,106        $6,848,207       $9,760,986
THE TRUSTS SHARES HELD
 Administrative Class.....................................              --                --               --
 Class A..................................................              --                --        2,165,691
 Class B..................................................              --                --               --
 Common Shares............................................              --                --               --
 Initial Class............................................              --           264,972               --
 Institutional Shares.....................................         367,730                --               --
 Service Class............................................              --                --               --



                                                                                                   PIMCO VARIABLE
                                                            MULTIMANAGER      OPPENHEIMER      INSURANCE TRUST GLOBAL
                                                              SMALL CAP    GLOBAL SECURITIES       BOND PORTFOLIO
                                                               GROWTH*          FUND/VA              (UNHEDGED)
                                                           -------------- ------------------- -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $18,309,408       $14,462,967           $13,626,588
Receivable for The Trusts shares sold.....................        7,280                --                 1,208
Receivable for policy-related transactions................           --             4,497                    --
                                                            -----------       -----------           -----------
  Total assets............................................   18,316,688        14,467,464            13,627,796
                                                            ===========       ===========           ===========
LIABILITIES:
Payable for The Trusts shares purchased...................           --             4,497                    --
Payable for policy-related transactions...................        7,280                --                 1,208
                                                            -----------       -----------           -----------
  Total liabilities.......................................        7,280             4,497                 1,208
                                                            -----------       -----------           -----------
NET ASSETS................................................  $18,309,408       $14,462,967           $13,626,588
                                                            ===========       ===========           ===========
NET ASSETS:
Accumulation Units........................................   18,308,247        14,462,427            13,613,392
Retained by MONY America in Variable Account A............        1,161               540                13,196
                                                            -----------       -----------           -----------
TOTAL NET ASSETS..........................................  $18,309,408       $14,462,967           $13,626,588
                                                            ===========       ===========           ===========
Investments in shares of The Trusts, at cost..............  $17,102,573       $13,852,457           $13,018,335
THE TRUSTS SHARES HELD
 Administrative Class.....................................           --                --             1,010,125
 Class A..................................................           --                --                    --
 Class B..................................................    2,074,098                --                    --
 Common Shares............................................           --                --                    --
 Initial Class............................................           --                --                    --
 Institutional Shares.....................................           --                --                    --
 Service Class............................................           --           481,457                    --



                                                            PROFUND VP BEAR
                                                           ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $362,217
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................        4,308
                                                               --------
  Total assets............................................      366,525
                                                               ========
LIABILITIES:
Payable for The Trusts shares purchased...................        4,308
Payable for policy-related transactions...................           --
                                                               --------
  Total liabilities.......................................        4,308
                                                               --------
NET ASSETS................................................     $362,217
                                                               ========
NET ASSETS:
Accumulation Units........................................      362,172
Retained by MONY America in Variable Account A............           45
                                                               --------
TOTAL NET ASSETS..........................................     $362,217
                                                               ========
Investments in shares of The Trusts, at cost..............     $440,497
THE TRUSTS SHARES HELD
 Administrative Class.....................................           --
 Class A..................................................           --
 Class B..................................................           --
 Common Shares............................................       17,782
 Initial Class............................................           --
 Institutional Shares.....................................           --
 Service Class............................................           --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                              PROFUND VP RISING     PROFUND VP
                                                              RATES OPPORTUNITY      ULTRABULL
                                                             -------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $3,675,422        $3,000,222
Receivable for The Trusts shares sold.....................             4,767             9,544
Receivable for policy-related transactions................                --                --
                                                                  ----------        ----------
  Total assets............................................         3,680,189         3,009,766
                                                                  ==========        ==========
LIABILITIES:
Payable for The Trusts shares purchased...................                --                --
Payable for policy-related transactions...................             4,747             9,544
                                                                  ----------        ----------
  Total liabilities.......................................             4,747             9,544
                                                                  ----------        ----------
NET ASSETS................................................        $3,675,442        $3,000,222
                                                                  ==========        ==========
NET ASSETS:
Accumulation Units........................................         3,675,442         2,999,026
Retained by MONY America in Variable Account A............                --             1,196
                                                                  ----------        ----------
TOTAL NET ASSETS..........................................        $3,675,442        $3,000,222
                                                                  ==========        ==========
Investments in shares of The Trusts, at cost..............        $6,273,965        $2,462,090
THE TRUSTS SHARES HELD
 Common Shares........................................           306,285           255,556

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.



                                             CONTRACT                                  UNITS
                                            CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
                                           ----------- -------------- ------------ ------------
ALL ASSET ALLOCATION....................       1.20%          B         $ 11.37       284,988
ALL ASSET ALLOCATION....................       1.25%          B         $ 60.25     2,102,265
ALL ASSET ALLOCATION....................       1.35%          B         $ 10.57     2,681,015
ALL ASSET ALLOCATION....................       1.45%          B         $ 14.48            --
ALL ASSET ALLOCATION....................       1.50%          B         $ 14.42           343
ALL ASSET ALLOCATION....................       1.70%          B         $ 11.36       312,126
ALL ASSET ALLOCATION....................       1.95%          B         $ 13.08           267
ALL ASSET ALLOCATION....................       2.00%          B         $ 13.03         9,733
ALL ASSET ALLOCATION....................       2.35%          B         $ 10.82       151,771
ALL ASSET ALLOCATION....................       2.80%          B         $ 12.25            --
ALL ASSET ALLOCATION....................       2.85%          B         $ 12.21            --

AXA AGGRESSIVE ALLOCATION...............       1.20%          B         $  8.46        69,560
AXA AGGRESSIVE ALLOCATION...............       1.25%          B         $  8.44        20,565
AXA AGGRESSIVE ALLOCATION...............       1.35%          B         $  8.41       125,972
AXA AGGRESSIVE ALLOCATION...............       1.45%          B         $  8.38            --
AXA AGGRESSIVE ALLOCATION...............       1.50%          B         $  8.37            --
AXA AGGRESSIVE ALLOCATION...............       1.70%          B         $  8.31        35,161
AXA AGGRESSIVE ALLOCATION...............       1.95%          B         $  8.23            --
AXA AGGRESSIVE ALLOCATION...............       2.00%          B         $  8.22            --
AXA AGGRESSIVE ALLOCATION...............       2.35%          B         $  8.12        40,573
AXA AGGRESSIVE ALLOCATION...............       2.80%          B         $  7.99            --
AXA AGGRESSIVE ALLOCATION...............       2.85%          B         $  7.97            --

AXA CONSERVATIVE ALLOCATION.............       1.20%          B         $ 10.47       139,523
AXA CONSERVATIVE ALLOCATION.............       1.25%          B         $ 10.45        62,667
AXA CONSERVATIVE ALLOCATION.............       1.35%          B         $ 10.41       221,943
AXA CONSERVATIVE ALLOCATION.............       1.45%          B         $ 10.37            --
AXA CONSERVATIVE ALLOCATION.............       1.50%          B         $ 10.35            --
AXA CONSERVATIVE ALLOCATION.............       1.70%          B         $ 10.28        46,978
AXA CONSERVATIVE ALLOCATION.............       1.95%          B         $ 10.19            --
AXA CONSERVATIVE ALLOCATION.............       2.00%          B         $ 10.17            --
AXA CONSERVATIVE ALLOCATION.............       2.35%          B         $ 10.05        77,068
AXA CONSERVATIVE ALLOCATION.............       2.80%          B         $  9.89            --
AXA CONSERVATIVE ALLOCATION.............       2.85%          B         $  9.87            --

AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%          B         $  9.91       106,443
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%          B         $  9.89        19,026
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%          B         $  9.86       155,794
AXA CONSERVATIVE-PLUS ALLOCATION........       1.45%          B         $  9.82            --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%          B         $  9.80            --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%          B         $  9.73        49,080
AXA CONSERVATIVE-PLUS ALLOCATION........       1.95%          B         $  9.65            --
AXA CONSERVATIVE-PLUS ALLOCATION........       2.00%          B         $  9.63            --
AXA CONSERVATIVE-PLUS ALLOCATION........       2.35%          B         $  9.51        38,715
AXA CONSERVATIVE-PLUS ALLOCATION........       2.80%          B         $  9.36            --
AXA CONSERVATIVE-PLUS ALLOCATION........       2.85%          B         $  9.34            --

AXA MODERATE ALLOCATION.................       1.20%          B         $  9.57       456,870
AXA MODERATE ALLOCATION.................       1.25%          B         $  9.55        81,597
AXA MODERATE ALLOCATION.................       1.35%          B         $  9.52       371,177
AXA MODERATE ALLOCATION.................       1.45%          B         $  9.48            --
AXA MODERATE ALLOCATION.................       1.50%          B         $  9.47            --

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                  CONTRACT                                    UNITS
                                                 CHARGES**    SHARE CLASS*    UNIT VALUE   OUTSTANDING
                                                ----------- ---------------- ------------ ------------
AXA MODERATE ALLOCATION......................       1.70%           B          $  9.40       460,554
AXA MODERATE ALLOCATION......................       1.95%           B          $  9.32            --
AXA MODERATE ALLOCATION......................       2.00%           B          $  9.30         5,673
AXA MODERATE ALLOCATION......................       2.35%           B          $  9.18       125,067
AXA MODERATE ALLOCATION......................       2.80%           B          $  9.04            --
AXA MODERATE ALLOCATION......................       2.85%           B          $  9.02            --

AXA MODERATE-PLUS ALLOCATION.................       1.20%           B          $  9.08       195,148
AXA MODERATE-PLUS ALLOCATION.................       1.25%           B          $  9.06        62,893
AXA MODERATE-PLUS ALLOCATION.................       1.35%           B          $  9.03       269,294
AXA MODERATE-PLUS ALLOCATION.................       1.45%           B          $  9.00         2,885
AXA MODERATE-PLUS ALLOCATION.................       1.50%           B          $  8.98            --
AXA MODERATE-PLUS ALLOCATION.................       1.70%           B          $  8.92       239,230
AXA MODERATE-PLUS ALLOCATION.................       1.95%           B          $  8.84            --
AXA MODERATE-PLUS ALLOCATION.................       2.00%           B          $  8.82            --
AXA MODERATE-PLUS ALLOCATION.................       2.35%           B          $  8.71       129,275
AXA MODERATE-PLUS ALLOCATION.................       2.80%           B          $  8.57            --
AXA MODERATE-PLUS ALLOCATION.................       2.85%           B          $  8.56            --

DREYFUS STOCK INDEX FUND, INC................       1.35%    INITIAL SHARES    $  9.38     1,831,626

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%           A          $ 12.13        59,499
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.45%           A          $ 16.71         2,672
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%           A          $ 16.64         3,280
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           A          $ 12.11        61,103
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.95%           A          $ 15.24            --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       2.00%           A          $ 15.18            --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       2.35%           A          $ 11.65        81,971
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       2.80%           A          $ 14.28           127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       2.85%           A          $ 14.22            --

EQ/BLACKROCK BASIC VALUE EQUITY..............       1.20%           B          $ 10.92       259,823
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.35%           B          $ 10.86       181,943
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.45%           B          $ 10.87           138
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.50%           B          $ 10.84           992
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           B          $ 10.63       218,864
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.95%           B          $ 10.59           857
EQ/BLACKROCK BASIC VALUE EQUITY..............       2.00%           B          $ 10.56           323
EQ/BLACKROCK BASIC VALUE EQUITY..............       2.35%           B          $ 10.27       198,047
EQ/BLACKROCK BASIC VALUE EQUITY..............       2.80%           B          $ 10.12         3,539
EQ/BLACKROCK BASIC VALUE EQUITY..............       2.85%           B          $ 10.09           639

EQ/BOSTON ADVISORS EQUITY INCOME.............       1.25%           A          $ 10.08        43,037
EQ/BOSTON ADVISORS EQUITY INCOME.............       1.20%           B          $ 13.00       237,862
EQ/BOSTON ADVISORS EQUITY INCOME.............       1.35%           B          $ 12.46       661,133
EQ/BOSTON ADVISORS EQUITY INCOME.............       1.45%           B          $ 15.04           706
EQ/BOSTON ADVISORS EQUITY INCOME.............       1.50%           B          $ 14.98           698
EQ/BOSTON ADVISORS EQUITY INCOME.............       1.70%           B          $ 11.62       243,386
EQ/BOSTON ADVISORS EQUITY INCOME.............       1.95%           B          $ 13.86            10
EQ/BOSTON ADVISORS EQUITY INCOME.............       2.00%           B          $ 13.81           487
EQ/BOSTON ADVISORS EQUITY INCOME.............       2.35%           B          $ 10.96       223,501
EQ/BOSTON ADVISORS EQUITY INCOME.............       2.80%           B          $ 12.99         1,523
EQ/BOSTON ADVISORS EQUITY INCOME.............       2.85%           B          $ 12.94            --

EQ/CALVERT SOCIALLY RESPONSIBLE..............       1.35%           A          $  6.76       204,371
EQ/CALVERT SOCIALLY RESPONSIBLE..............       1.20%           B          $  9.33        31,532
EQ/CALVERT SOCIALLY RESPONSIBLE..............       1.45%           B          $  9.35            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............       1.50%           B          $  9.32            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............       1.70%           B          $  9.09        14,911
EQ/CALVERT SOCIALLY RESPONSIBLE..............       1.95%           B          $  9.10            --

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT                                  UNITS
                                           CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
                                          ----------- -------------- ------------ ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........       2.00%          B        $   9.08           107
EQ/CALVERT SOCIALLY RESPONSIBLE........       2.35%          B        $   8.78        11,121
EQ/CALVERT SOCIALLY RESPONSIBLE........       2.80%          B        $   8.70            --
EQ/CALVERT SOCIALLY RESPONSIBLE........       2.85%          B        $   8.67            --

EQ/CAPITAL GUARDIAN RESEARCH...........       1.20%          A        $  13.54        77,287
EQ/CAPITAL GUARDIAN RESEARCH...........       1.25%          A        $  10.31        90,274
EQ/CAPITAL GUARDIAN RESEARCH...........       1.35%          A        $   8.61       277,556
EQ/CAPITAL GUARDIAN RESEARCH...........       1.45%          A        $  13.66           186
EQ/CAPITAL GUARDIAN RESEARCH...........       1.50%          A        $  13.61           126
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%          A        $  12.46        73,927
EQ/CAPITAL GUARDIAN RESEARCH...........       1.95%          A        $  12.76            --
EQ/CAPITAL GUARDIAN RESEARCH...........       2.00%          A        $  12.71           450
EQ/CAPITAL GUARDIAN RESEARCH...........       2.35%          A        $  11.74        58,908
EQ/CAPITAL GUARDIAN RESEARCH...........       2.80%          A        $  11.96           320
EQ/CAPITAL GUARDIAN RESEARCH...........       2.85%          A        $  11.91            --

EQ/CORE BOND INDEX.....................       1.20%          A        $  13.29       839,224
EQ/CORE BOND INDEX.....................       1.25%          A        $  10.56       992,835
EQ/CORE BOND INDEX.....................       1.35%          A        $  12.75     1,617,336
EQ/CORE BOND INDEX.....................       1.45%          A        $  11.68        11,483
EQ/CORE BOND INDEX.....................       1.50%          A        $  11.63         7,487
EQ/CORE BOND INDEX.....................       1.70%          A        $  12.72       789,657
EQ/CORE BOND INDEX.....................       1.95%          A        $  10.40           369
EQ/CORE BOND INDEX.....................       2.00%          A        $  10.36         1,338
EQ/CORE BOND INDEX.....................       2.35%          A        $  11.97       549,335
EQ/CORE BOND INDEX.....................       2.80%          A        $   9.74         8,253
EQ/CORE BOND INDEX.....................       2.85%          A        $   9.71            --

EQ/EQUITY GROWTH PLUS..................       1.35%          B        $  10.85       814,368

EQ/GAMCO MERGERS & ACQUISITIONS........       1.20%          B        $  13.65        54,897
EQ/GAMCO MERGERS & ACQUISITIONS........       1.35%          B        $  13.96       145,562
EQ/GAMCO MERGERS & ACQUISITIONS........       1.45%          B        $  13.95            --
EQ/GAMCO MERGERS & ACQUISITIONS........       1.50%          B        $  13.90            --
EQ/GAMCO MERGERS & ACQUISITIONS........       1.70%          B        $  13.58        76,681
EQ/GAMCO MERGERS & ACQUISITIONS........       1.95%          B        $  13.25            --
EQ/GAMCO MERGERS & ACQUISITIONS........       2.00%          B        $  13.20           181
EQ/GAMCO MERGERS & ACQUISITIONS........       2.35%          B        $  12.42        78,893
EQ/GAMCO MERGERS & ACQUISITIONS........       2.80%          B        $  12.42           680
EQ/GAMCO MERGERS & ACQUISITIONS........       2.85%          B        $  12.37            --

EQ/GAMCO SMALL COMPANY VALUE...........       1.20%          B        $  24.54       462,321
EQ/GAMCO SMALL COMPANY VALUE...........       1.25%          B        $ 125.16       548,985
EQ/GAMCO SMALL COMPANY VALUE...........       1.35%          B        $  32.00     1,525,805
EQ/GAMCO SMALL COMPANY VALUE...........       1.45%          B        $  27.70         3,665
EQ/GAMCO SMALL COMPANY VALUE...........       1.50%          B        $  27.59           467
EQ/GAMCO SMALL COMPANY VALUE...........       1.70%          B        $  23.33       490,470
EQ/GAMCO SMALL COMPANY VALUE...........       1.95%          B        $  23.45           299
EQ/GAMCO SMALL COMPANY VALUE...........       2.00%          B        $  23.36           644
EQ/GAMCO SMALL COMPANY VALUE...........       2.35%          B        $  22.28       340,106
EQ/GAMCO SMALL COMPANY VALUE...........       2.80%          B        $  21.98         1,203
EQ/GAMCO SMALL COMPANY VALUE...........       2.85%          B        $  21.89            --

EQ/GLOBAL MULTI-SECTOR EQUITY..........       1.20%          A        $  25.63       105,697
EQ/GLOBAL MULTI-SECTOR EQUITY..........       1.45%          A        $  32.72           136
EQ/GLOBAL MULTI-SECTOR EQUITY..........       1.50%          A        $  32.59           884
EQ/GLOBAL MULTI-SECTOR EQUITY..........       1.70%          A        $  25.50        99,042
EQ/GLOBAL MULTI-SECTOR EQUITY..........       1.95%          A        $  28.76            --
EQ/GLOBAL MULTI-SECTOR EQUITY..........       2.00%          A        $  28.65         1,786

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                CONTRACT                                  UNITS
                                               CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
                                              ----------- -------------- ------------ ------------
EQ/GLOBAL MULTI-SECTOR EQUITY..............       2.35%          A         $ 24.52        87,875
EQ/GLOBAL MULTI-SECTOR EQUITY..............       2.80%          A         $ 26.95         1,136
EQ/GLOBAL MULTI-SECTOR EQUITY..............       2.85%          A         $ 26.85            --

EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.20%          A         $ 12.11       493,557
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.25%          A         $ 17.31       193,676
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.35%          A         $ 13.60       725,776
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.45%          A         $ 11.45         8,429
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.50%          A         $ 11.40        12,086
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.70%          A         $ 11.60       453,764
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       1.95%          A         $ 10.86           994
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       2.00%          A         $ 10.82         1,097
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       2.35%          A         $ 10.95       376,543
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       2.80%          A         $ 10.18         2,027
EQ/INTERMEDIATE GOVERNMENT BOND INDEX......       2.85%          A         $ 10.14            --

EQ/INTERNATIONAL GROWTH....................       1.25%          B         $ 18.55       420,718
EQ/INTERNATIONAL GROWTH....................       1.35%          B         $ 13.16       566,604

EQ/LARGE CAP VALUE PLUS....................       1.20%          A         $  8.86        93,177
EQ/LARGE CAP VALUE PLUS....................       1.25%          A         $ 52.53        71,828
EQ/LARGE CAP VALUE PLUS....................       1.45%          A         $ 11.98           147
EQ/LARGE CAP VALUE PLUS....................       1.50%          A         $ 11.93           112
EQ/LARGE CAP VALUE PLUS....................       1.70%          A         $  8.52        58,018
EQ/LARGE CAP VALUE PLUS....................       1.95%          A         $ 11.09            --
EQ/LARGE CAP VALUE PLUS....................       2.00%          A         $ 11.05            --
EQ/LARGE CAP VALUE PLUS....................       2.35%          A         $  8.39        70,725
EQ/LARGE CAP VALUE PLUS....................       2.80%          A         $ 10.39           650
EQ/LARGE CAP VALUE PLUS....................       2.85%          A         $ 10.35            --

EQ/LORD ABBETT GROWTH AND INCOME...........       1.20%          A         $ 12.41       456,935
EQ/LORD ABBETT GROWTH AND INCOME...........       1.35%          A         $ 12.08       345,304
EQ/LORD ABBETT GROWTH AND INCOME...........       1.45%          A         $ 15.05         5,195
EQ/LORD ABBETT GROWTH AND INCOME...........       1.50%          A         $ 14.99         2,025
EQ/LORD ABBETT GROWTH AND INCOME...........       1.70%          A         $ 11.90       437,515
EQ/LORD ABBETT GROWTH AND INCOME...........       1.95%          A         $ 13.10         1,033
EQ/LORD ABBETT GROWTH AND INCOME...........       2.00%          A         $ 13.05         1,159
EQ/LORD ABBETT GROWTH AND INCOME...........       2.35%          A         $ 10.95       326,836
EQ/LORD ABBETT GROWTH AND INCOME...........       2.80%          A         $ 12.28         1,475
EQ/LORD ABBETT GROWTH AND INCOME...........       2.85%          A         $ 12.23            --

EQ/MID CAP INDEX...........................       1.20%          A         $ 14.32       320,926
EQ/MID CAP INDEX...........................       1.35%          A         $ 14.10        63,808
EQ/MID CAP INDEX...........................       1.45%          A         $ 16.69         1,140
EQ/MID CAP INDEX...........................       1.50%          A         $ 16.62         2,940
EQ/MID CAP INDEX...........................       1.70%          A         $ 13.56       303,478
EQ/MID CAP INDEX...........................       1.95%          A         $ 14.55           100
EQ/MID CAP INDEX...........................       2.00%          A         $ 14.49           935
EQ/MID CAP INDEX...........................       2.35%          A         $ 12.95       339,741
EQ/MID CAP INDEX...........................       2.80%          A         $ 13.63         2,268
EQ/MID CAP INDEX...........................       2.85%          A         $ 13.58            --

EQ/MID CAP VALUE PLUS......................       1.20%          A         $ 13.60       521,623
EQ/MID CAP VALUE PLUS......................       1.35%          A         $ 13.58       647,302
EQ/MID CAP VALUE PLUS......................       1.45%          A         $ 13.56         3,135
EQ/MID CAP VALUE PLUS......................       1.50%          A         $ 13.55           966
EQ/MID CAP VALUE PLUS......................       1.70%          A         $ 13.51       527,298
EQ/MID CAP VALUE PLUS......................       1.95%          A         $ 13.47           138
EQ/MID CAP VALUE PLUS......................       2.00%          A         $ 13.46         1,543
EQ/MID CAP VALUE PLUS......................       2.35%          A         $ 13.39       302,196

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                             CONTRACT                                  UNITS
                                             CHARGES**   SHARE CLASS*   UNIT VALUE  OUTSTANDING
                                            ----------- -------------- ------------ -----------
EQ/MID CAP VALUE PLUS...................       2.80%          A         $ 13.31         2,868
EQ/MID CAP VALUE PLUS...................       2.85%          A         $ 13.30            --

EQ/MONEY MARKET.........................       1.20%          A         $ 10.72       700,462
EQ/MONEY MARKET.........................       1.25%          A         $ 10.69       956,132
EQ/MONEY MARKET.........................       1.35%          A         $ 10.63     1,476,653
EQ/MONEY MARKET.........................       1.45%          A         $ 10.58         3,834
EQ/MONEY MARKET.........................       1.50%          A         $ 10.55         6,008
EQ/MONEY MARKET.........................       1.70%          A         $ 10.44       676,146
EQ/MONEY MARKET.........................       1.95%          A         $ 10.30           299
EQ/MONEY MARKET.........................       2.00%          A         $ 10.27         1,775
EQ/MONEY MARKET.........................       2.35%          A         $ 10.08       557,453
EQ/MONEY MARKET.........................       2.80%          A         $  9.84         1,947
EQ/MONEY MARKET.........................       2.85%          A         $  9.82            --

EQ/MONTAG & CALDWELL GROWTH.............       1.20%          B         $ 11.41       623,515
EQ/MONTAG & CALDWELL GROWTH.............       1.35%          B         $ 10.89     4,022,399
EQ/MONTAG & CALDWELL GROWTH.............       1.45%          B         $ 13.53         1,652
EQ/MONTAG & CALDWELL GROWTH.............       1.50%          B         $ 13.48         1,397
EQ/MONTAG & CALDWELL GROWTH.............       1.70%          B         $ 10.67       602,366
EQ/MONTAG & CALDWELL GROWTH.............       1.95%          B         $ 12.79           861
EQ/MONTAG & CALDWELL GROWTH.............       2.00%          B         $ 12.74         4,014
EQ/MONTAG & CALDWELL GROWTH.............       2.35%          B         $ 10.12       456,311
EQ/MONTAG & CALDWELL GROWTH.............       2.80%          B         $ 11.99         1,485
EQ/MONTAG & CALDWELL GROWTH.............       2.85%          B         $ 11.94            --

EQ/MORGAN STANLEY MID CAP GROWTH........       1.20%          A         $ 11.61       423,351
EQ/MORGAN STANLEY MID CAP GROWTH........       1.35%          A         $ 19.29       284,685
EQ/MORGAN STANLEY MID CAP GROWTH........       1.45%          A         $ 19.34            98
EQ/MORGAN STANLEY MID CAP GROWTH........       1.50%          A         $ 19.26           375
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%          A         $ 12.33       383,207
EQ/MORGAN STANLEY MID CAP GROWTH........       1.95%          A         $ 16.62            --
EQ/MORGAN STANLEY MID CAP GROWTH........       2.00%          A         $ 16.56           993
EQ/MORGAN STANLEY MID CAP GROWTH........       2.35%          A         $ 10.79       292,866
EQ/MORGAN STANLEY MID CAP GROWTH........       2.80%          A         $ 15.58           768
EQ/MORGAN STANLEY MID CAP GROWTH........       2.85%          A         $ 15.52            --

EQ/PIMCO ULTRA SHORT BOND...............       1.20%          B         $ 12.50       338,445
EQ/PIMCO ULTRA SHORT BOND...............       1.35%          B         $ 12.30       303,672
EQ/PIMCO ULTRA SHORT BOND...............       1.45%          B         $ 12.04         3,390
EQ/PIMCO ULTRA SHORT BOND...............       1.50%          B         $ 12.00         2,793
EQ/PIMCO ULTRA SHORT BOND...............       1.70%          B         $ 12.01       359,592
EQ/PIMCO ULTRA SHORT BOND...............       1.95%          B         $ 10.81         1,381
EQ/PIMCO ULTRA SHORT BOND...............       2.00%          B         $ 10.77            76
EQ/PIMCO ULTRA SHORT BOND...............       2.35%          B         $ 11.31       150,539
EQ/PIMCO ULTRA SHORT BOND...............       2.80%          B         $ 10.13         6,832
EQ/PIMCO ULTRA SHORT BOND...............       2.85%          B         $ 10.09            --

EQ/QUALITY BOND PLUS....................       1.25%          B         $ 23.54       235,974
EQ/QUALITY BOND PLUS....................       1.35%          B         $ 15.77       678,561

EQ/SMALL COMPANY INDEX..................       1.20%          A         $ 17.93       105,145
EQ/SMALL COMPANY INDEX..................       1.25%          A         $ 70.97         8,414
EQ/SMALL COMPANY INDEX..................       1.45%          A         $ 19.02           261
EQ/SMALL COMPANY INDEX..................       1.50%          A         $ 18.95           319
EQ/SMALL COMPANY INDEX..................       1.70%          A         $ 17.32       105,181
EQ/SMALL COMPANY INDEX..................       1.95%          A         $ 17.60           208
EQ/SMALL COMPANY INDEX..................       2.00%          A         $ 17.53           649
EQ/SMALL COMPANY INDEX..................       2.35%          A         $ 16.49        45,489

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT                                   UNITS
                                                CHARGES**    SHARE CLASS*   UNIT VALUE   OUTSTANDING
                                               ----------- --------------- ------------ ------------
EQ/SMALL COMPANY INDEX......................       2.80%         A           $ 16.49           744
EQ/SMALL COMPANY INDEX......................       2.85%         A           $ 16.43            --

EQ/T. ROWE PRICE GROWTH STOCK...............       1.25%         B           $ 43.08       654,794
EQ/T. ROWE PRICE GROWTH STOCK...............       1.35%         B           $  9.51     1,517,985

EQ/UBS GROWTH & INCOME......................       1.20%         B           $ 11.16       179,349
EQ/UBS GROWTH & INCOME......................       1.35%         B           $ 11.24     1,877,719
EQ/UBS GROWTH & INCOME......................       1.45%         B           $ 14.49           440
EQ/UBS GROWTH & INCOME......................       1.50%         B           $ 14.43            --
EQ/UBS GROWTH & INCOME......................       1.70%         B           $ 11.02       161,882
EQ/UBS GROWTH & INCOME......................       1.95%         B           $ 13.29           506
EQ/UBS GROWTH & INCOME......................       2.00%         B           $ 13.24           220
EQ/UBS GROWTH & INCOME......................       2.35%         B           $ 10.57       175,553
EQ/UBS GROWTH & INCOME......................       2.80%         B           $ 12.45            --
EQ/UBS GROWTH & INCOME......................       2.85%         B           $ 12.41            --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....       1.35%   SERVICE CLASS     $ 14.51     1,814,712

FRANKLIN INCOME SECURITIES FUND.............       1.20%      CLASS 2        $ 16.89       521,989
FRANKLIN INCOME SECURITIES FUND.............       1.35%      CLASS 2        $ 16.67       407,327
FRANKLIN INCOME SECURITIES FUND.............       1.45%      CLASS 2        $ 16.67         1,119
FRANKLIN INCOME SECURITIES FUND.............       1.50%      CLASS 2        $ 16.61           892
FRANKLIN INCOME SECURITIES FUND.............       1.70%      CLASS 2        $ 15.98       692,744
FRANKLIN INCOME SECURITIES FUND.............       1.95%      CLASS 2        $ 15.77           663
FRANKLIN INCOME SECURITIES FUND.............       2.00%      CLASS 2        $ 15.71         1,377
FRANKLIN INCOME SECURITIES FUND.............       2.35%      CLASS 2        $ 15.23       380,714
FRANKLIN INCOME SECURITIES FUND.............       2.80%      CLASS 2        $ 14.78           392
FRANKLIN INCOME SECURITIES FUND.............       2.85%      CLASS 2        $ 14.72            --

FRANKLIN RISING DIVIDENDS SECURITIES........       1.20%      CLASS 2        $ 14.90        85,918
FRANKLIN RISING DIVIDENDS SECURITIES........       1.35%      CLASS 2        $ 14.76       163,952
FRANKLIN RISING DIVIDENDS SECURITIES........       1.45%      CLASS 2        $ 14.84         3,669
FRANKLIN RISING DIVIDENDS SECURITIES........       1.50%      CLASS 2        $ 14.79           375
FRANKLIN RISING DIVIDENDS SECURITIES........       1.70%      CLASS 2        $ 14.23       141,788
FRANKLIN RISING DIVIDENDS SECURITIES........       1.95%      CLASS 2        $ 13.89            21
FRANKLIN RISING DIVIDENDS SECURITIES........       2.00%      CLASS 2        $ 13.83           549
FRANKLIN RISING DIVIDENDS SECURITIES........       2.35%      CLASS 2        $ 13.16       103,576
FRANKLIN RISING DIVIDENDS SECURITIES........       2.80%      CLASS 2        $ 13.01           371
FRANKLIN RISING DIVIDENDS SECURITIES........       2.85%      CLASS 2        $ 12.96            --

INVESCO V.I. FINANCIAL SERVICES FUND........       1.20%      SERIES I       $  5.70        39,878
INVESCO V.I. FINANCIAL SERVICES FUND........       1.45%      SERIES I       $  6.75            --
INVESCO V.I. FINANCIAL SERVICES FUND........       1.50%      SERIES I       $  6.72            --
INVESCO V.I. FINANCIAL SERVICES FUND........       1.70%      SERIES I       $  5.71        52,949
INVESCO V.I. FINANCIAL SERVICES FUND........       1.95%      SERIES I       $  6.18            --
INVESCO V.I. FINANCIAL SERVICES FUND........       2.00%      SERIES I       $  6.16           127
INVESCO V.I. FINANCIAL SERVICES FUND........       2.35%      SERIES I       $  5.52        75,761
INVESCO V.I. FINANCIAL SERVICES FUND........       2.80%      SERIES I       $  5.79            --
INVESCO V.I. FINANCIAL SERVICES FUND........       2.85%      SERIES I       $  5.77            --

INVESCO V.I. GLOBAL HEALTH CARE FUND........       1.20%      SERIES I       $ 12.38        57,293
INVESCO V.I. GLOBAL HEALTH CARE FUND........       1.45%      SERIES I       $ 13.40            56
INVESCO V.I. GLOBAL HEALTH CARE FUND........       1.50%      SERIES I       $ 13.34            --
INVESCO V.I. GLOBAL HEALTH CARE FUND........       1.70%      SERIES I       $ 11.85        49,787
INVESCO V.I. GLOBAL HEALTH CARE FUND........       1.95%      SERIES I       $ 13.31           242
INVESCO V.I. GLOBAL HEALTH CARE FUND........       2.00%      SERIES I       $ 13.26           289
INVESCO V.I. GLOBAL HEALTH CARE FUND........       2.35%      SERIES I       $ 11.08        84,358
INVESCO V.I. GLOBAL HEALTH CARE FUND........       2.80%      SERIES I       $ 12.48            --
INVESCO V.I. GLOBAL HEALTH CARE FUND........       2.85%      SERIES I       $ 12.43           566

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                    CONTRACT                                          UNITS
                                                   CHARGES**       SHARE CLASS*       UNIT VALUE   OUTSTANDING
                                                  ----------- ---------------------- ------------ ------------
INVESCO V.I. TECHNOLOGY FUND...................       1.20%          SERIES I          $ 10.03        64,418
INVESCO V.I. TECHNOLOGY FUND...................       1.45%          SERIES I          $ 16.69           317
INVESCO V.I. TECHNOLOGY FUND...................       1.50%          SERIES I          $ 16.62         1,298
INVESCO V.I. TECHNOLOGY FUND...................       1.70%          SERIES I          $  9.67        31,704
INVESCO V.I. TECHNOLOGY FUND...................       1.95%          SERIES I          $ 14.67            --
INVESCO V.I. TECHNOLOGY FUND...................       2.00%          SERIES I          $ 14.62         1,464
INVESCO V.I. TECHNOLOGY FUND...................       2.35%          SERIES I          $ 10.12        29,419
INVESCO V.I. TECHNOLOGY FUND...................       2.80%          SERIES I          $ 13.75            --
INVESCO V.I. TECHNOLOGY FUND...................       2.85%          SERIES I          $ 13.70            --

INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       1.20%          SERIES I          $ 11.13        90,575
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       1.45%          SERIES I          $ 13.69           386
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       1.50%          SERIES I          $ 13.64           657
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       1.70%          SERIES I          $ 10.77        77,351
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       1.95%          SERIES I          $ 13.13           118
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       2.00%          SERIES I          $ 13.08           243
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       2.35%          SERIES I          $ 10.12        58,465
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       2.80%          SERIES I          $ 12.31            --
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY
FUND...........................................       2.85%          SERIES I          $ 12.26            --

JANUS ASPEN SERIES BALANCED PORTFOLIO..........       1.35%    INSTITUTIONAL SHARES    $ 15.53     1,184,523

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO........       1.35%    INSTITUTIONAL SHARES    $ 10.80     1,131,580

JANUS ASPEN SERIES FORTY PORTFOLIO.............       1.35%    INSTITUTIONAL SHARES    $ 12.61     1,010,518
JANUS ASPEN SERIES FORTY PORTFOLIO.............       1.20%       SERVICE SHARES       $ 15.85       217,365
JANUS ASPEN SERIES FORTY PORTFOLIO.............       1.45%       SERVICE SHARES       $ 17.60           342
JANUS ASPEN SERIES FORTY PORTFOLIO.............       1.50%       SERVICE SHARES       $ 17.53           382
JANUS ASPEN SERIES FORTY PORTFOLIO.............       1.70%       SERVICE SHARES       $ 15.95       152,759
JANUS ASPEN SERIES FORTY PORTFOLIO.............       1.95%       SERVICE SHARES       $ 17.13           355
JANUS ASPEN SERIES FORTY PORTFOLIO.............       2.00%       SERVICE SHARES       $ 17.06         1,719
JANUS ASPEN SERIES FORTY PORTFOLIO.............       2.35%       SERVICE SHARES       $ 15.08        97,193
JANUS ASPEN SERIES FORTY PORTFOLIO.............       2.80%       SERVICE SHARES       $ 16.05           791
JANUS ASPEN SERIES FORTY PORTFOLIO.............       2.85%       SERVICE SHARES       $ 15.99           534

JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       1.20%       SERVICE SHARES       $ 28.42       334,711
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       1.45%       SERVICE SHARES       $ 38.24         1,389
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       1.50%       SERVICE SHARES       $ 38.08         4,295
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       1.70%       SERVICE SHARES       $ 29.27       339,938
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       1.95%       SERVICE SHARES       $ 36.17            --
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       2.00%       SERVICE SHARES       $ 36.03         1,988
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       2.35%       SERVICE SHARES       $ 27.57       287,233
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       2.80%       SERVICE SHARES       $ 33.89           913
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..........       2.85%       SERVICE SHARES       $ 33.76            --

JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.........       1.35%    INSTITUTIONAL SHARES    $  9.18     1,206,618

MFS(R) UTILITIES SERIES........................       1.20%        INITIAL CLASS       $ 26.08       118,120
MFS(R) UTILITIES SERIES........................       1.45%        INITIAL CLASS       $ 32.61            --
MFS(R) UTILITIES SERIES........................       1.50%        INITIAL CLASS       $ 32.48           673
MFS(R) UTILITIES SERIES........................       1.70%        INITIAL CLASS       $ 24.41        83,674
MFS(R) UTILITIES SERIES........................       1.95%        INITIAL CLASS       $ 25.28            --
MFS(R) UTILITIES SERIES........................       2.00%        INITIAL CLASS       $ 25.18           518

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT                                   UNITS
                                                CHARGES**    SHARE CLASS*   UNIT VALUE   OUTSTANDING
                                               ----------- --------------- ------------ ------------
MFS(R) UTILITIES SERIES.....................       2.35%    INITIAL CLASS    $ 21.60        71,204
MFS(R) UTILITIES SERIES.....................       2.80%    INITIAL CLASS    $ 23.69            --
MFS(R) UTILITIES SERIES.....................       2.85%    INITIAL CLASS    $ 23.60            --

MULTIMANAGER MULTI-SECTOR BOND..............       1.20%          A          $ 12.73       309,259
MULTIMANAGER MULTI-SECTOR BOND..............       1.45%          A          $ 12.30         1,599
MULTIMANAGER MULTI-SECTOR BOND..............       1.50%          A          $ 12.25         3,319
MULTIMANAGER MULTI-SECTOR BOND..............       1.70%          A          $ 12.16       217,024
MULTIMANAGER MULTI-SECTOR BOND..............       1.95%          A          $ 10.46            --
MULTIMANAGER MULTI-SECTOR BOND..............       2.00%          A          $ 10.42           906
MULTIMANAGER MULTI-SECTOR BOND..............       2.35%          A          $ 11.55       149,629
MULTIMANAGER MULTI-SECTOR BOND..............       2.80%          A          $  9.81         4,042
MULTIMANAGER MULTI-SECTOR BOND..............       2.85%          A          $  9.77            --

MULTIMANAGER SMALL CAP GROWTH...............       1.20%          B          $ 12.38       227,899
MULTIMANAGER SMALL CAP GROWTH...............       1.35%          B          $ 18.13       599,656
MULTIMANAGER SMALL CAP GROWTH...............       1.45%          B          $ 16.28           785
MULTIMANAGER SMALL CAP GROWTH...............       1.50%          B          $ 16.21         1,437
MULTIMANAGER SMALL CAP GROWTH...............       1.70%          B          $ 11.78       205,081
MULTIMANAGER SMALL CAP GROWTH...............       1.95%          B          $ 14.46           745
MULTIMANAGER SMALL CAP GROWTH...............       2.00%          B          $ 14.41           696
MULTIMANAGER SMALL CAP GROWTH...............       2.35%          B          $ 10.99       194,598
MULTIMANAGER SMALL CAP GROWTH...............       2.80%          B          $ 13.55           190
MULTIMANAGER SMALL CAP GROWTH...............       2.85%          B          $ 13.50            --

OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       1.20%    SERVICE CLASS    $ 20.62       184,931
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       1.35%    SERVICE CLASS    $ 20.29       240,081
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       1.45%    SERVICE CLASS    $ 20.75         2,613
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       1.50%    SERVICE CLASS    $ 20.67           861
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       1.70%    SERVICE CLASS    $ 20.05       185,262
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       1.95%    SERVICE CLASS    $ 19.19            --
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       2.00%    SERVICE CLASS    $ 19.12         1,515
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       2.35%    SERVICE CLASS    $ 17.01       113,820
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       2.80%    SERVICE CLASS    $ 17.98         1,456
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......       2.85%    SERVICE CLASS    $ 17.92            --

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       1.20%        CLASS        $ 18.96       254,379
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       1.35%        CLASS        $ 18.11       165,708
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       1.45%        CLASS        $ 16.67           824
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       1.50%        CLASS        $ 16.60         1,695
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       1.70%        CLASS        $ 18.15       197,051
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       1.95%        CLASS        $ 14.07           313
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       2.00%        CLASS        $ 14.02         1,223
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       2.35%        CLASS        $ 17.30       122,178
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       2.80%        CLASS        $ 13.19         2,833
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND                  ADMINISTRATIVE
PORTFOLIO (UNHEDGED)........................       2.85%        CLASS        $ 13.14            --

PROFUND VP BEAR.............................       1.20%    COMMON SHARES    $  5.06         6,581
PROFUND VP BEAR.............................       1.35%    COMMON SHARES    $  5.03        54,582
PROFUND VP BEAR.............................       1.45%    COMMON SHARES    $  4.91            --
PROFUND VP BEAR.............................       1.50%    COMMON SHARES    $  4.89         1,422
PROFUND VP BEAR.............................       1.70%    COMMON SHARES    $  5.36         4,088

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                            CONTRACT                                   UNITS
                                           CHARGES**    SHARE CLASS*   UNIT VALUE   OUTSTANDING
                                          ----------- --------------- ------------ ------------
PROFUND VP BEAR........................       1.95%    COMMON SHARES    $  4.89            --
PROFUND VP BEAR........................       2.00%    COMMON SHARES    $  4.87            --
PROFUND VP BEAR........................       2.35%    COMMON SHARES    $  4.65         5,516
PROFUND VP BEAR........................       2.80%    COMMON SHARES    $  4.58            --
PROFUND VP BEAR........................       2.85%    COMMON SHARES    $  4.56            --

PROFUND VP RISING RATES OPPORTUNITY....       1.20%    COMMON SHARES    $  5.79       519,994
PROFUND VP RISING RATES OPPORTUNITY....       1.35%    COMMON SHARES    $  5.23        45,613
PROFUND VP RISING RATES OPPORTUNITY....       1.45%    COMMON SHARES    $  5.21           163
PROFUND VP RISING RATES OPPORTUNITY....       1.50%    COMMON SHARES    $  5.19         2,450
PROFUND VP RISING RATES OPPORTUNITY....       1.70%    COMMON SHARES    $  5.57        37,748
PROFUND VP RISING RATES OPPORTUNITY....       1.95%    COMMON SHARES    $  5.17           424
PROFUND VP RISING RATES OPPORTUNITY....       2.00%    COMMON SHARES    $  5.15            10
PROFUND VP RISING RATES OPPORTUNITY....       2.35%    COMMON SHARES    $  5.29        36,458
PROFUND VP RISING RATES OPPORTUNITY....       2.80%    COMMON SHARES    $  4.84         1,000
PROFUND VP RISING RATES OPPORTUNITY....       2.85%    COMMON SHARES    $  4.82           698

PROFUND VP ULTRABULL...................       1.20%    COMMON SHARES    $  9.84        45,060
PROFUND VP ULTRABULL...................       1.35%    COMMON SHARES    $ 10.92        75,957
PROFUND VP ULTRABULL...................       1.45%    COMMON SHARES    $ 11.16           138
PROFUND VP ULTRABULL...................       1.50%    COMMON SHARES    $ 11.12            --
PROFUND VP ULTRABULL...................       1.70%    COMMON SHARES    $  9.27        48,891
PROFUND VP ULTRABULL...................       1.95%    COMMON SHARES    $ 10.10            --
PROFUND VP ULTRABULL...................       2.00%    COMMON SHARES    $ 10.06            73
PROFUND VP ULTRABULL...................       2.35%    COMMON SHARES    $ 10.02       125,003
PROFUND VP ULTRABULL...................       2.80%    COMMON SHARES    $  9.47         1,869
PROFUND VP ULTRABULL...................       2.85%    COMMON SHARES    $  9.43            --

----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 4 of these financial statements.
** Contract charges reflect the mortality and risk expenses related to the Variable Investment Options.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         ALL ASSET     AXA AGGRESSIVE   AXA CONSERVATIVE
                                                        ALLOCATION*      ALLOCATION*       ALLOCATION*
                                                     ---------------- ---------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    2,241,386    $    35,359        $ 120,741
 Expenses:
  Less: Asset-based charges.........................       2,071,933         36,958           70,216
                                                      --------------    -----------        ---------
NET INVESTMENT INCOME (LOSS)........................         169,453         (1,599)          50,525
                                                      --------------    -----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (11,359,638)      (238,860)          70,983
  Realized gain distribution from The Trusts........       4,145,922         53,927          237,915
                                                      --------------    -----------        ---------
 Net realized gain (loss)...........................      (7,213,716)      (184,933)         308,898
                                                      --------------    -----------        ---------
 Change in unrealized appreciation (depreciation)
  of investments....................................      27,273,462        439,103          (72,802)
                                                      --------------    -----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      20,059,746        254,170          236,096
                                                      --------------    -----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   20,229,199    $   252,571        $ 286,621
                                                      ==============    ===========        =========



                                                      AXA CONSERVATIVE-   AXA MODERATE     AXA MODERATE-     DREYFUS STOCK
                                                       PLUS ALLOCATION*    ALLOCATION*   PLUS ALLOCATION*   INDEX FUND, INC.
                                                     ------------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 70,564        $  291,688      $   129,996         $  305,671
 Expenses:
  Less: Asset-based charges.........................         50,329           211,546          125,239            232,454
                                                           --------        ----------      -----------         ----------
NET INVESTMENT INCOME (LOSS)........................         20,235            80,142            4,757             73,217
                                                           --------        ----------      -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         61,598          (247,742)        (266,084)           625,912
  Realized gain distribution from The Trusts........        106,140           331,019          208,342                 --
                                                           --------        ----------      -----------         ----------
 Net realized gain (loss)...........................        167,738            83,277          (57,742)           625,912
                                                           --------        ----------      -----------         ----------
 Change in unrealized appreciation (depreciation)
  of investments....................................         55,864           994,439          776,552          1,427,105
                                                           --------        ----------      -----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        223,602         1,077,716          718,810          2,053,017
                                                           --------        ----------      -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $243,837        $1,157,858      $   723,567         $2,126,234
                                                           ========        ==========      ===========         ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                   EQ/ALLIANCEBERNSTEIN   EQ/BLACKROCK BASIC   EQ/BOSTON ADVISORS
                                                     SMALL CAP GROWTH*       VALUE EQUITY*       EQUITY INCOME*
                                                  ---------------------- -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $     1,139           $   110,100         $     381,240
 Expenses:
  Less: Asset-based charges.........................       42,232               155,394               265,067
                                                      -----------           -----------         -------------
NET INVESTMENT INCOME (LOSS)........................      (41,093)              (45,294)              116,173
                                                      -----------           -----------         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (187,118)             (996,111)           (1,234,168)
  Realized gain distribution from The Trusts........           --                    --                    --
                                                      -----------           -----------         -------------
 Net realized gain (loss)...........................     (187,118)             (996,111)           (1,234,168)
                                                      -----------           -----------         -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................      859,886             1,933,514             3,351,371
                                                      -----------           -----------         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      672,768               937,403             2,117,203
                                                      -----------           -----------         -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   631,675           $   892,109         $   2,233,376
                                                       ===========           ===========         =============



                                                       EQ/CALVERT
                                                        SOCIALLY     EQ/CAPITAL GUARDIAN    EQ/CORE BOND    EQ/EQUITY
                                                      RESPONSIBLE*        RESEARCH*            INDEX*      GROWTH PLUS*
                                                     -------------- --------------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $       971        $    56,282       $   1,475,086   $   24,258
 Expenses:
  Less: Asset-based charges.........................       28,088             84,165             979,635      118,229
                                                      -----------        -----------       -------------   ----------
NET INVESTMENT INCOME (LOSS)........................      (27,117)           (27,883)            495,451      (93,971)
                                                      -----------        -----------       -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (113,069)          (195,224)         (1,812,138)    (282,543)
  Realized gain distribution from The Trusts........           --                 --                  --           --
                                                      -----------        -----------       -------------   ----------
 Net realized gain (loss)...........................     (113,069)          (195,224)         (1,812,138)    (282,543)
                                                      -----------        -----------       -------------   ----------
 Change in unrealized appreciation (depreciation)
  of investments....................................      335,714            988,724           4,374,870    1,462,290
                                                      -----------        -----------       -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      222,645            793,500           2,562,732    1,179,747
                                                      -----------        -----------       -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   195,528        $   765,617       $   3,058,183   $1,085,776
                                                      ===========        ===========       =============   ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                   EQ/GAMCO MERGERS   EQ/GAMCO SMALL   EQ/GLOBAL MULTI-
                                                    & ACQUISITIONS*   COMPANY VALUE*    SECTOR EQUITY*
                                                  ------------------ ---------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $      --        $    447,187     $      98,550
 Expenses:
  Less: Asset-based charges......................        80,004           1,871,312           136,165
                                                      ---------        ------------     -------------
NET INVESTMENT INCOME (LOSS).....................       (80,004)         (1,424,125)          (37,615)
                                                      ---------        ------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............       (36,845)          8,411,051        (1,279,867)
  Realized gain distribution from The Trusts.....       120,787                  --                --
                                                      ---------        ------------     -------------
 Net realized gain (loss)........................        83,942           8,411,051        (1,279,867)
                                                      ---------        ------------     -------------
 Change in unrealized appreciation (depreciation)
  of investments.................................       371,037          30,214,623         1,992,728
                                                      ---------        ------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................       454,979          38,625,674           712,861
                                                      ---------        ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $ 374,975        $ 37,201,549     $     675,246
                                                      =========        ============     =============



                                                   EQ/INTERMEDIATE
                                                     GOVERNMENT     EQ/INTERNATIONAL   EQ/LARGE CAP     EQ/LORD ABBETT
                                                     BOND INDEX*         GROWTH*        VALUE PLUS*   GROWTH AND INCOME*
                                                  ---------------- ------------------ -------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................   $   432,797        $  120,525      $    76,052       $  127,164
 Expenses:
  Less: Asset-based charges......................       486,559           193,699           77,864          302,221
                                                    -----------        ----------      -----------       ----------
NET INVESTMENT INCOME (LOSS).....................       (53,762)          (73,174)          (1,812)        (175,057)
                                                    -----------        ----------      -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............      (240,510)          187,844         (543,024)        (791,158)
  Realized gain distribution from The Trusts.....            --                --               --               --
                                                    -----------        ----------      -----------       ----------
 Net realized gain (loss)........................      (240,510)          187,844         (543,024)        (791,158)
                                                    -----------        ----------      -----------       ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................     1,271,043         1,668,718        1,153,234        3,722,490
                                                    -----------        ----------      -----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................     1,030,533         1,856,562          610,210        2,931,332
                                                    -----------        ----------      -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................   $   976,771        $1,783,388      $   608,398       $2,756,275
                                                    ===========        ==========      ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                            EQ/MID CAP      EQ/MONEY
                                                      EQ/MID CAP INDEX*    VALUE PLUS*      MARKET*
                                                     ------------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................       $     130,086     $     321,716   $   47,059
 Expenses:
  Less: Asset-based charges......................             232,062           422,519      781,212
                                                        -------------     -------------   ----------
NET INVESTMENT INCOME (LOSS).....................            (101,976)         (100,803)    (734,153)
                                                        -------------     -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............          (1,325,704)       (2,603,825)      17,948
  Realized gain distribution from The Trusts.....                  --                --           --
                                                        -------------     -------------   ----------
 Net realized gain (loss)........................          (1,325,704)       (2,603,825)      17,948
                                                        -------------     -------------   ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................           4,329,365         7,751,047      (12,793)
                                                        -------------     -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................           3,003,661         5,147,222        5,155
                                                        -------------     -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................       $   2,901,685     $   5,046,419   $ (728,998)
                                                        =============     =============   ==========



                                                      EQ/MONTAG & CALDWELL   EQ/MORGAN STANLEY   EQ/PIMCO ULTRA    EQ/QUALITY
                                                             GROWTH*          MID CAP GROWTH*      SHORT BOND*     BOND PLUS*
                                                     ---------------------- ------------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................          $  335,127           $   61,514         $   50,372      $1,762,932
 Expenses:
  Less: Asset-based charges......................             934,616              264,845            272,182         234,639
                                                           ----------           ----------         ----------      ----------
NET INVESTMENT INCOME (LOSS).....................            (599,489)            (203,331)          (221,810)      1,528,293
                                                           ----------           ----------         ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............            (945,734)            (134,414)          (624,754)         78,775
  Realized gain distribution from The Trusts.....                  --               12,878                 --              --
                                                           ----------           ----------         ----------      ----------
 Net realized gain (loss)........................            (945,734)            (121,536)          (624,754)         78,775
                                                           ----------           ----------         ----------      ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................           5,256,303            4,829,193            734,102        (725,908)
                                                           ----------           ----------         ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................           4,310,569            4,707,657            109,348        (647,133)
                                                           ----------           ----------         ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................          $3,711,080           $4,504,326         $ (112,462)     $  881,160
                                                           ==========           ==========         ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH
                                                      COMPANY INDEX*     GROWTH STOCK*      & INCOME*
                                                     ---------------- ------------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................       $   56,030      $          --      $  183,827
 Expenses:
  Less: Asset-based charges......................           78,297            520,346         386,137
                                                        ----------      -------------      ----------
NET INVESTMENT INCOME (LOSS).....................          (22,267)          (520,346)       (202,310)
                                                        ----------      -------------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............         (376,488)        (2,976,439)       (419,712)
  Realized gain distribution from The Trusts.....               --                 --              --
                                                        ----------      -------------      ----------
 Net realized gain (loss)........................         (376,488)        (2,976,439)       (419,712)
                                                        ----------      -------------      ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................        1,460,800          9,088,340       3,475,876
                                                        ----------      -------------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................        1,084,312          6,111,901       3,056,164
                                                        ----------      -------------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................       $1,062,045      $   5,591,555      $2,853,854
                                                        ==========      =============      ==========



                                                      FIDELITY(R) VIP                    FRANKLIN RISING   INVESCO V.I.
                                                       CONTRAFUND(R)   FRANKLIN INCOME      DIVIDENDS        FINANCIAL
                                                         PORTFOLIO     SECURITIES FUND      SECURITIES     SERVICES FUND
                                                     ---------------- ----------------- ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $     239,118     $   2,239,792      $  101,838      $       966
 Expenses:
  Less: Asset-based charges......................           346,055           536,674         104,381           18,136
                                                      -------------     -------------      ----------      -----------
NET INVESTMENT INCOME (LOSS).....................          (106,937)        1,703,118          (2,543)         (17,170)
                                                      -------------     -------------      ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............        (3,479,586)       (1,450,487)       (215,205)        (521,520)
  Realized gain distribution from The Trusts.....            38,559                --              --               --
                                                      -------------     -------------      ----------      -----------
 Net realized gain (loss)........................        (3,441,027)       (1,450,487)       (215,205)        (521,520)
                                                      -------------     -------------      ----------      -----------
 Change in unrealized appreciation (depreciation)
  of investments.................................         7,212,506         3,132,983       1,348,079          612,067
                                                      -------------     -------------      ----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................         3,771,479         1,682,496       1,132,874           90,547
                                                      -------------     -------------      ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $   3,664,542     $   3,385,614      $1,130,331      $    73,377
                                                      =============     =============      ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                            INVESCO VAN
                                                        INVESCO V.I.                        KAMPEN V.I.
                                                           GLOBAL          INVESCO V.I.    GLOBAL VALUE
                                                      HEALTH CARE FUND   TECHNOLOGY FUND    EQUITY FUND
                                                     ------------------ ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................       $        --         $      --      $    49,198
 Expenses:
  Less: Asset-based charges......................            45,204            19,849           41,782
                                                        -----------         ---------      -----------
NET INVESTMENT INCOME (LOSS).....................           (45,204)          (19,849)           7,416
                                                        -----------         ---------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............          (223,954)            3,448         (730,441)
  Realized gain distribution from The Trusts.....                --                --               --
                                                        -----------         ---------      -----------
 Net realized gain (loss)........................          (223,954)            3,448         (730,441)
                                                        -----------         ---------      -----------
 Change in unrealized appreciation (depreciation)
  of investments.................................           325,512           212,679          928,431
                                                        -----------         ---------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................           101,558           216,127          197,990
                                                        -----------         ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................       $    56,354         $ 196,278      $   205,406
                                                        ===========         =========      ===========



                                                        JANUS ASPEN        JANUS ASPEN       JANUS ASPEN     JANUS ASPEN
                                                      SERIES BALANCED   SERIES ENTERPRISE   SERIES FORTY   SERIES OVERSEAS
                                                         PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                     ----------------- ------------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................       $  528,327        $       7,945     $    62,232      $  142,967
 Expenses:
  Less: Asset-based charges......................          259,664              158,237         315,957         460,409
                                                        ----------        -------------     -----------      ----------
NET INVESTMENT INCOME (LOSS).....................          268,663             (150,292)       (253,725)       (317,442)
                                                        ----------        -------------     -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............        1,075,372           (1,154,225)      1,771,404       2,362,729
  Realized gain distribution from The Trusts.....               --                   --              --              --
                                                        ----------        -------------     -----------      ----------
 Net realized gain (loss)........................        1,075,372           (1,154,225)      1,771,404       2,362,729
                                                        ----------        -------------     -----------      ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................          (75,254)           3,834,118        (647,987)      3,462,968
                                                        ----------        -------------     -----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................        1,000,118            2,679,893       1,123,417       5,825,697
                                                        ----------        -------------     -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................       $1,268,781        $   2,529,601     $   869,692      $5,508,255
                                                        ==========        =============     ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        JANUS ASPEN                        MULTIMANAGER
                                                     SERIES WORLDWIDE   MFS(R) UTILITIES   MULTI-SECTOR
                                                         PORTFOLIO           SERIES            BOND*
                                                    ------------------ ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $      65,968       $   243,581      $   241,422
 Expenses:
  Less: Asset-based charges......................           149,782           116,916          144,497
                                                      -------------       -----------      -----------
NET INVESTMENT INCOME (LOSS).....................           (83,814)          126,665           96,925
                                                      -------------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............        (1,231,020)         (838,918)        (972,930)
  Realized gain distribution from The Trusts.....                --                --               --
                                                      -------------       -----------      -----------
 Net realized gain (loss)........................        (1,231,020)         (838,918)        (972,930)
                                                      -------------       -----------      -----------
 Change in unrealized appreciation (depreciation)
  of investments.................................         2,755,337         1,455,646        1,345,570
                                                      -------------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................         1,524,317           616,728          372,640
                                                      -------------       -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $   1,440,503       $   743,393      $   469,565
                                                      =============       ===========      ===========



                                                                                            PIMCO VARIABLE
                                                     MULTIMANAGER      OPPENHEIMER      INSURANCE TRUST GLOBAL
                                                       SMALL CAP    GLOBAL SECURITIES       BOND PORTFOLIO
                                                        GROWTH*          FUND/VA              (UNHEDGED)        PROFUND VP BEAR
                                                    -------------- ------------------- ----------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $       --      $     197,225           $  666,065          $       --
 Expenses:
  Less: Asset-based charges......................        262,093            229,917              233,923               8,053
                                                      ----------      -------------           ----------          ----------
NET INVESTMENT INCOME (LOSS).....................       (262,093)           (32,692)             432,142              (8,053)
                                                      ----------      -------------           ----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............        223,414         (1,313,982)             245,303            (169,961)
  Realized gain distribution from The Trusts.....             --                 --               91,928                  --
                                                      ----------      -------------           ----------          ----------
 Net realized gain (loss)........................        223,414         (1,313,982)             337,231            (169,961)
                                                      ----------      -------------           ----------          ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................      4,035,027          3,199,903              660,402              44,242
                                                      ----------      -------------           ----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................      4,258,441          1,885,921              997,633            (125,719)
                                                      ----------      -------------           ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $3,996,348      $   1,853,229           $1,429,775          $ (133,772)
                                                      ==========      =============           ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      PROFUND VP RISING     PROFUND VP
                                                      RATES OPPORTUNITY      ULTRABULL
                                                     -------------------   ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................        $       --         $       --
 Expenses:
  Less: Asset-based charges......................            52,803             49,196
                                                         ----------         ----------
NET INVESTMENT INCOME (LOSS).....................           (52,803)           (49,196)
                                                         ----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............          (226,017)          (604,674)
  Realized gain distribution from The Trusts.....                --                 --
                                                         ----------         ----------
 Net realized gain (loss)........................          (226,017)          (604,674)
                                                         ----------         ----------
 Change in unrealized appreciation (depreciation)
  of investments.................................          (533,052)         1,130,242
                                                         ----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................          (759,069)           525,568
                                                         ----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................        $ (811,872)        $  476,372
                                                         ==========         ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009

                                                                   ALL ASSET                    AXA AGGRESSIVE
                                                                  ALLOCATION*                     ALLOCATION*
                                                       --------------------------------- -----------------------------
                                                             2010             2009            2010           2009
                                                       ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $     169,453    $   1,124,916     $   (1,599)    $   (5,386)
 Net realized gain (loss) on investments..............     (7,213,716)     (18,316,242)      (184,933)       (59,634)
 Change in unrealized appreciation (depreciation)
  of investments......................................     27,273,462       51,041,984        439,103        532,564
                                                        -------------    -------------     ----------     ----------
 Net Increase (decrease) in net assets from
  operations..........................................     20,229,199       33,850,658        252,571        467,544
                                                        -------------    -------------     ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............      1,490,387        1,263,210        218,598        183,761
  Transfers between funds including guaranteed
   interest account, net..............................     (4,002,687)      (4,524,990)      (105,343)       681,785
  Transfers for contract benefits and terminations        (22,023,243)     (19,585,739)      (442,573)      (220,413)
  Contract maintenance charges........................       (165,902)        (185,573)          (634)          (606)
                                                        -------------    -------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (24,701,445)     (23,033,092)      (329,952)       644,527
                                                        -------------    -------------     ----------     ----------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --               --             --             --
                                                        -------------    -------------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.....................     (4,472,246)      10,817,566        (77,381)     1,112,071
NET ASSETS -- BEGINNING OF PERIOD.....................    168,045,734      157,228,168      2,520,316      1,408,245
                                                        -------------    -------------     ----------     ----------
NET ASSETS -- END OF PERIOD...........................  $ 163,573,488    $ 168,045,734     $2,442,935     $2,520,316
                                                        =============    =============     ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...............................................        173,479          259,882         51,915        180,351
 Redeemed.............................................     (1,188,820)      (1,565,927)       (95,601)       (80,141)
                                                        -------------    -------------     ----------     ----------
 Net Increase (Decrease)..............................     (1,015,341)      (1,306,045)       (43,686)       100,210
                                                        =============    =============     ==========     ==========



                                                              AXA CONSERVATIVE            AXA CONSERVATIVE-PLUS
                                                                ALLOCATION*                    ALLOCATION*
                                                       ------------------------------ ------------------------------
                                                             2010           2009           2010            2009
                                                       --------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $      50,525    $   39,293     $   20,235    $       7,011
 Net realized gain (loss) on investments..............        308,898      (101,448)       167,738         (246,035)
 Change in unrealized appreciation (depreciation)
  of investments......................................        (72,802)      346,739         55,864          716,697
                                                        -------------    ----------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................        286,621       284,584        243,837          477,673
                                                        -------------    ----------     ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............        959,143       155,648         76,370          547,788
  Transfers between funds including guaranteed
   interest account, net..............................      1,671,296     1,285,081        238,186          332,830
  Transfers for contract benefits and terminations         (1,497,740)     (618,575)      (547,566)      (1,460,970)
  Contract maintenance charges........................           (672)         (626)          (707)            (537)
                                                        -------------    ----------     ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................      1,132,027       821,528       (233,717)        (580,889)
                                                        -------------    ----------     ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --            --             --               --
                                                        -------------    ----------     ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.....................      1,418,648     1,106,112         10,120         (103,216)
NET ASSETS -- BEGINNING OF PERIOD.....................      4,264,106     3,157,994      3,614,595        3,717,811
                                                        -------------    ----------     ----------    -------------
NET ASSETS -- END OF PERIOD...........................  $   5,682,754    $4,264,106     $3,624,715    $   3,614,595
                                                        =============    ==========     ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...............................................        339,927       234,280         90,174          221,727
 Redeemed.............................................       (225,593)     (148,423)      (116,451)        (285,314)
                                                        -------------    ----------     ----------    -------------
 Net Increase (Decrease)..............................        114,334        85,857        (26,277)         (63,587)
                                                        =============    ==========     ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                AXA MODERATE                  AXA MODERATE-PLUS
                                                                 ALLOCATION*                     ALLOCATION*
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $     80,142    $      3,722    $       4,757   $        (461)
 Net realized gain (loss) on investments..............        83,277        (925,812)         (57,742)       (321,181)
 Change in unrealized appreciation (depreciation)
  of investments......................................       994,439       2,804,623          776,552       1,760,987
                                                        ------------    ------------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................     1,157,858       1,882,533          723,567       1,439,345
                                                        ------------    ------------    -------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       446,321         324,612          327,553         331,870
  Transfers between funds including guaranteed
   interest account, net..............................       516,734       4,181,004          189,547       3,025,543
  Transfers for contract benefits and terminations        (2,984,593)     (2,267,996)      (1,979,449)     (1,334,162)
  Contract maintenance charges........................        (1,995)         (1,812)          (1,659)         (1,780)
                                                        ------------    ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (2,023,533)      2,235,808       (1,464,008)      2,021,471
                                                        ------------    ------------    -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --               --              --
                                                        ------------    ------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS.....................      (865,675)      4,118,341         (740,441)      3,460,816
NET ASSETS -- BEGINNING OF PERIOD.....................    15,080,881      10,962,540        8,799,275       5,338,459
                                                        ------------    ------------    -------------   -------------
NET ASSETS -- END OF PERIOD...........................  $ 14,215,206    $ 15,080,881    $   8,058,834   $   8,799,275
                                                        ============    ============    =============   =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................            --              --               --              --
 Redeemed.............................................            --              --               --              --
                                                        ------------    ------------    -------------   -------------
 Net Increase (Decrease)..............................            --              --               --              --
                                                        ============    ============    =============   =============
UNIT ACTIVITY CLASS B
 Issued...............................................       356,493         926,545          233,521         614,090
 Redeemed.............................................      (579,320)       (646,392)        (411,484)       (322,430)
                                                        ------------    ------------    -------------   -------------
 Net Increase (Decrease)..............................      (222,827)        280,153         (177,963)        291,660
                                                        ============    ============    =============   =============
UNIT ACTIVITY INITIAL SHARES
 Issued...............................................            --              --               --              --
 Redeemed.............................................            --              --               --              --
                                                        ------------    ------------    -------------   -------------
 Net Increase (Decrease)..............................            --              --               --              --
                                                        ============    ============    =============   =============



                                                                DREYFUS STOCK              EQ/ALLIANCEBERNSTEIN
                                                              INDEX FUND, INC.              SMALL CAP GROWTH*
                                                       ------------------------------- ----------------------------
                                                             2010            2009           2010           2009
                                                       --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $     73,217    $    127,127     $  (41,093)   $  (35,720)
 Net realized gain (loss) on investments..............       625,912      (1,505,252)      (187,118)     (420,994)
 Change in unrealized appreciation (depreciation)
  of investments......................................     1,427,105       5,251,702        859,886     1,109,364
                                                        ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations..........................................     2,126,234       3,873,577        631,675       652,650
                                                        ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       289,578         184,044         39,090        47,593
  Transfers between funds including guaranteed
   interest account, net..............................      (582,148)       (838,795)        11,289      (202,125)
  Transfers for contract benefits and terminations        (3,345,746)     (4,473,735)      (643,439)     (397,208)
  Contract maintenance charges........................            --              --           (523)         (551)
                                                        ------------    ------------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (3,638,316)     (5,128,486)      (593,583)     (552,291)
                                                        ------------    ------------     ----------    ----------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................        (4,508)             --             --            --
                                                        ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.....................    (1,516,590)     (1,254,909)        38,092       100,359
NET ASSETS -- BEGINNING OF PERIOD.....................    18,694,944      19,949,853      2,479,143     2,378,784
                                                        ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD...........................  $ 17,178,354    $ 18,694,944     $2,517,235    $2,479,143
                                                        ============    ============     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................            --              --         20,068        34,511
 Redeemed.............................................            --              --        (82,490)     (111,465)
                                                        ------------    ------------     ----------    ----------
 Net Increase (Decrease)..............................            --              --        (62,422)      (76,954)
                                                        ============    ============     ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...............................................            --              --             --            --
 Redeemed.............................................            --              --             --            --
                                                        ------------    ------------     ----------    ----------
 Net Increase (Decrease)..............................            --              --             --            --
                                                        ============    ============     ==========    ==========
UNIT ACTIVITY INITIAL SHARES
 Issued...............................................        64,336          91,758             --            --
 Redeemed.............................................      (490,844)       (837,515)            --            --
                                                        ------------    ------------     ----------    ----------
 Net Increase (Decrease)..............................      (426,508)       (745,757)            --            --
                                                        ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                EQ/BLACKROCK                 EQ/BOSTON ADVISORS
                                                             BASIC VALUE EQUITY*               EQUITY INCOME*
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $     (45,294)  $     85,747    $    116,173    $    157,383
 Net realized gain (loss) on investments..............       (996,111)    (1,701,412)     (1,234,168)     (2,870,331)
 Change in unrealized appreciation (depreciation)
  of investments......................................      1,933,514      3,890,435       3,351,371       3,979,211
                                                        -------------   ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................        892,109      2,274,770       2,233,376       1,266,263
                                                        -------------   ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............        101,127        183,769         253,475         277,052
  Transfers between funds including guaranteed
   interest account, net..............................         76,811        618,797        (723,548)     (1,354,024)
  Transfers for contract benefits and terminations         (2,015,733)    (1,935,243)     (3,175,120)     (3,820,114)
  Contract maintenance charges........................         (1,178)        (1,262)         (1,939)         (2,291)
                                                        -------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (1,838,973)    (1,133,939)     (3,647,132)     (4,899,377)
                                                        -------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --             --              --              --
                                                        -------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................       (946,864)     1,140,831      (1,413,756)     (3,633,114)
NET ASSETS -- BEGINNING OF PERIOD.....................     10,189,923      9,049,092      18,501,169      22,134,283
                                                        -------------   ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $   9,243,059   $ 10,189,923    $ 17,087,413    $ 18,501,169
                                                        =============   ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................             --             --              --              --
 Redeemed.............................................             --             --            (336)            (29)
                                                        -------------   ------------    ------------    ------------
 Net Increase (Decrease)..............................             --             --            (336)            (29)
                                                        =============   ============    ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................         84,534        231,483          53,702          95,369
 Redeemed.............................................       (271,997)      (376,686)       (380,938)       (631,951)
                                                        -------------   ------------    ------------    ------------
 Net Increase (Decrease)..............................       (187,463)      (145,203)       (327,236)       (536,582)
                                                        =============   ============    ============    ============



                                                            EQ/CALVERT SOCIALLY                EQ/CAPITAL
                                                               RESPONSIBLE*                GUARDIAN RESEARCH*
                                                       ----------------------------- ------------------------------
                                                            2010           2009           2010            2009
                                                       -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................   $  (27,117)    $  (20,906)    $  (27,883)   $      (5,518)
 Net realized gain (loss) on investments..............     (113,069)      (359,954)      (195,224)        (731,313)
 Change in unrealized appreciation (depreciation)
  of investments......................................      335,714        922,170        988,724        2,143,995
                                                         ----------     ----------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................      195,528        541,310        765,617        1,407,164
                                                         ----------     ----------     ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       14,413         27,187         61,885           87,470
  Transfers between funds including guaranteed
   interest account, net..............................     (114,967)      (118,960)       (91,541)        (419,404)
  Transfers for contract benefits and terminations         (416,987)      (334,006)      (803,489)      (1,137,553)
  Contract maintenance charges........................         (214)          (215)        (1,174)          (1,275)
                                                         ----------     ----------     ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (517,755)      (425,994)      (834,319)      (1,470,762)
                                                         ----------     ----------     ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --             --             --               --
                                                         ----------     ----------     ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.....................     (322,227)       115,316        (68,702)         (63,598)
NET ASSETS -- BEGINNING OF PERIOD.....................    2,231,412      2,116,096      6,062,647        6,126,245
                                                         ----------     ----------     ----------    -------------
NET ASSETS -- END OF PERIOD...........................   $1,909,185     $2,231,412     $5,993,945    $   6,062,647
                                                         ==========     ==========     ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................        2,065          8,042         22,136           51,887
 Redeemed.............................................      (61,836)       (49,786)      (118,401)        (260,785)
                                                         ----------     ----------     ----------    -------------
 Net Increase (Decrease)..............................      (59,771)       (41,744)       (96,265)        (208,898)
                                                         ==========     ==========     ==========    =============
UNIT ACTIVITY CLASS B
 Issued...............................................        2,115          2,247             --               --
 Redeemed.............................................      (20,557)       (32,779)            --               --
                                                         ----------     ----------     ----------    -------------
 Net Increase (Decrease)..............................      (18,442)       (30,532)            --               --
                                                         ==========     ==========     ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                 EQ/CORE BOND                      EQ/EQUITY
                                                                    INDEX*                       GROWTH PLUS*
                                                       -------------------------------- -------------------------------
                                                             2010         2009 (d) (e)        2010            2009
                                                       ---------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $      495,451   $  1,114,568    $     (93,971)  $     (49,121)
 Net realized gain (loss) on investments..............      (1,812,138)    (3,121,973)        (282,543)     (1,150,851)
 Change in unrealized appreciation (depreciation)
  of investments......................................       4,374,870        775,241        1,462,290       3,247,382
                                                        --------------   ------------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................       3,058,183     (1,232,164)       1,085,776       2,047,410
                                                        --------------   ------------    -------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............         630,746        323,047          217,550          98,953
  Transfers between funds including guaranteed
   interest account, net..............................      (1,670,716)    39,803,452         (473,902)       (544,859)
  Transfers for contract benefits and terminations         (13,154,899)    (8,710,153)      (1,692,009)     (2,050,300)
  Contract maintenance charges........................         (17,790)       (10,768)              --              --
                                                        --------------   ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (14,212,659)    31,405,578       (1,948,361)     (2,496,206)
                                                        --------------   ------------    -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................              --             --               --              --
                                                        --------------   ------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS.....................     (11,154,476)    30,173,414         (862,585)       (448,796)
NET ASSETS -- BEGINNING OF PERIOD.....................      70,353,028     40,179,614        9,700,799      10,149,595
                                                        --------------   ------------    -------------   -------------
NET ASSETS -- END OF PERIOD...........................  $   59,198,552   $ 70,353,028    $   8,838,214   $   9,700,799
                                                        ==============   ============    =============   =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................         240,790      3,846,320               --              --
 Redeemed.............................................      (1,402,385)    (1,200,500)              --              --
                                                        --------------   ------------    -------------   -------------
 Net Increase (Decrease)..............................      (1,161,595)     2,645,820               --              --
                                                        ==============   ============    =============   =============
UNIT ACTIVITY CLASS B
 Issued...............................................              --             --           33,044          23,978
 Redeemed.............................................              --             --         (234,628)       (348,607)
                                                        --------------   ------------    -------------   -------------
 Net Increase (Decrease)..............................              --             --         (201,584)       (324,629)
                                                        ==============   ============    =============   =============



                                                              EQ/GAMCO MERGERS                    EQ/GAMCO
                                                              & ACQUISITIONS*               SMALL COMPANY VALUE*
                                                       ------------------------------ ---------------------------------
                                                            2010            2009            2010             2009
                                                       -------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................   $  (80,004)   $     (85,616)  $  (1,424,125)   $  (1,182,557)
 Net realized gain (loss) on investments..............       83,942         (276,840)      8,411,051        1,571,395
 Change in unrealized appreciation (depreciation)
  of investments......................................      371,037        1,079,884      30,214,623       39,817,268
                                                         ----------    -------------   -------------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................      374,975          717,428      37,201,549       40,206,106
                                                         ----------    -------------   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       53,680           70,169         919,313          960,037
  Transfers between funds including guaranteed
   interest account, net..............................       20,839         (327,993)     (3,237,497)      (4,364,821)
  Transfers for contract benefits and terminations         (927,327)      (1,168,173)    (22,596,457)     (19,624,684)
  Contract maintenance charges........................         (452)            (559)        (64,543)         (67,222)
                                                         ----------    -------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (853,260)      (1,426,556)    (24,979,184)     (23,096,690)
                                                         ----------    -------------   -------------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --               --              --               --
                                                         ----------    -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS.....................     (478,285)        (709,128)     12,222,365       17,109,416
NET ASSETS -- BEGINNING OF PERIOD.....................    5,292,724        6,001,852     135,848,968      118,739,552
                                                         ----------    -------------   -------------    -------------
NET ASSETS -- END OF PERIOD...........................   $4,814,439    $   5,292,724   $ 148,071,333    $ 135,848,968
                                                         ==========    =============   =============    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................           --               --              --               --
 Redeemed.............................................           --               --              --               --
                                                         ----------    -------------   -------------    -------------
 Net Increase (Decrease)..............................           --               --              --               --
                                                         ==========    =============   =============    =============
UNIT ACTIVITY CLASS B
 Issued...............................................       35,902           40,343         152,034          194,127
 Redeemed.............................................     (101,447)        (167,011)       (864,789)      (1,234,384)
                                                         ----------    -------------   -------------    -------------
 Net Increase (Decrease)..............................      (65,545)        (126,668)       (712,755)      (1,040,257)
                                                         ==========    =============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                  EQ/GLOBAL                    EQ/INTERMEDIATE
                                                            MULTI-SECTOR EQUITY*           GOVERNMENT BOND INDEX*
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010       2009 (f ) (i)
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $     (37,615)  $     (15,116)  $    (53,762)   $    310,411
 Net realized gain (loss) on investments..............     (1,279,867)     (1,226,646)      (240,510)       (196,514)
 Change in unrealized appreciation (depreciation)
  of investments......................................      1,992,728       4,258,395      1,271,043      (1,351,932)
                                                        -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................        675,246       3,016,633        976,771      (1,238,035)
                                                        -------------   -------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............         68,892         155,082        349,865         184,512
  Transfers between funds including guaranteed
   interest account, net..............................       (247,305)       (407,245)      (464,881)     37,563,011
  Transfers for contract benefits and terminations         (1,822,322)       (808,696)    (6,715,670)     (1,788,610)
  Contract maintenance charges........................         (1,535)         (1,751)        (6,932)         (2,098)
                                                        -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (2,002,270)     (1,062,610)    (6,837,618)     35,956,815
                                                        -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --              --             --              --
                                                        -------------   -------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................     (1,327,024)      1,954,023     (5,860,847)     34,718,780
NET ASSETS -- BEGINNING OF PERIOD.....................      8,841,463       6,887,440     34,718,780              --
                                                        -------------   -------------   ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $   7,514,439   $   8,841,463   $ 28,857,933    $ 34,718,780
                                                        =============   =============   ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................         20,182          49,770        175,801       3,063,116
 Redeemed.............................................       (106,592)       (107,538)      (713,749)       (257,219)
                                                        -------------   -------------   ------------    ------------
 Net Increase (Decrease)..............................        (86,410)        (57,768)      (537,948)      2,805,897
                                                        =============   =============   ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................             --              --             --              --
 Redeemed.............................................             --              --             --              --
                                                        -------------   -------------   ------------    ------------
 Net Increase (Decrease)..............................             --              --             --              --
                                                        =============   =============   ============    ============



                                                              EQ/INTERNATIONAL                 EQ/LARGE CAP
                                                                   GROWTH*                     VALUE PLUS*
                                                       ------------------------------- ----------------------------
                                                             2010            2009           2010           2009
                                                       --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $    (73,174)   $    (30,174)    $   (1,812)   $   52,961
 Net realized gain (loss) on investments..............       187,844         (49,767)      (543,024)     (880,397)
 Change in unrealized appreciation (depreciation)
  of investments......................................     1,668,718       4,487,825      1,153,234     1,719,876
                                                        ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations..........................................     1,783,388       4,407,884        608,398       892,440
                                                        ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       179,296         309,082         28,829        32,311
  Transfers between funds including guaranteed
   interest account, net..............................      (507,091)       (590,404)        (7,356)     (171,080)
  Transfers for contract benefits and terminations        (2,455,950)     (2,656,240)      (674,021)     (691,821)
  Contract maintenance charges........................        (7,548)         (8,393)        (2,731)       (3,097)
                                                        ------------    ------------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (2,791,293)     (2,945,955)      (655,279)     (833,687)
                                                        ------------    ------------     ----------    ----------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --             --            --
                                                        ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.....................    (1,007,905)      1,461,929        (46,881)       58,753
NET ASSETS -- BEGINNING OF PERIOD.....................    16,270,525      14,808,596      5,743,739     5,684,986
                                                        ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD...........................  $ 15,262,620    $ 16,270,525     $5,696,858    $5,743,739
                                                        ============    ============     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................            --              --         25,078        17,702
 Redeemed.............................................            --              --        (53,752)      (99,761)
                                                        ------------    ------------     ----------    ----------
 Net Increase (Decrease)..............................            --              --        (28,674)      (82,059)
                                                        ============    ============     ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...............................................        60,111          73,593             --            --
 Redeemed.............................................      (280,938)       (368,616)            --            --
                                                        ------------    ------------     ----------    ----------
 Net Increase (Decrease)..............................      (220,827)       (295,023)            --            --
                                                        ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009

                                                               EQ/LORD ABBETT
                                                             GROWTH AND INCOME*               EQ/MID CAP INDEX*
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $   (175,057)   $   (133,049)   $   (101,976)   $    (47,170)
 Net realized gain (loss) on investments..............      (791,158)     (2,785,417)     (1,325,704)     (4,015,119)
 Change in unrealized appreciation (depreciation)
  of investments......................................     3,722,490       5,678,250       4,329,365       7,615,081
                                                        ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................     2,756,275       2,759,784       2,901,685       3,552,792
                                                        ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       251,617         230,023         101,462         169,585
  Transfers between funds including guaranteed
   interest account, net..............................      (704,421)     (1,053,981)       (337,717)       (891,287)
  Transfers for contract benefits and terminations        (3,612,095)     (4,152,317)     (2,275,688)     (2,175,402)
  Contract maintenance charges........................        (3,271)         (3,627)         (2,813)         (3,004)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (4,068,170)     (4,979,902)     (2,514,756)     (2,900,108)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --              --             (39)
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................    (1,311,895)     (2,220,118)        386,929         652,645
NET ASSETS -- BEGINNING OF PERIOD.....................    20,097,648      22,317,766      13,735,732      13,083,087
                                                        ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $ 18,785,753    $ 20,097,648    $ 14,122,661    $ 13,735,732
                                                        ============    ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................        64,420         178,735          49,182         134,971
 Redeemed.............................................      (438,688)       (752,765)       (259,858)       (480,977)
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (374,268)       (574,030)       (210,676)       (346,006)
                                                        ============    ============    ============    ============



                                                                   EQ/MID CAP
                                                                  VALUE PLUS*                     EQ/MONEY MARKET*
                                                       ---------------------------------- ---------------------------------
                                                             2010       2009 (a) (b) (h)        2010             2009
                                                       --------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $   (100,803)    $      199,158    $     (734,153)  $     (819,818)
 Net realized gain (loss) on investments..............    (2,603,825)        (1,012,813)           17,948            9,435
 Change in unrealized appreciation (depreciation)
  of investments......................................     7,751,047        (12,005,326)          (12,793)          23,053
                                                        ------------     --------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations..........................................     5,046,419        (12,818,981)         (728,998)        (787,330)
                                                        ------------     --------------    --------------   --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       339,382             99,777         3,362,567        6,541,376
  Transfers between funds including guaranteed
   interest account, net..............................    (1,060,411)        42,947,035         8,567,260       13,477,943
  Transfers for contract benefits and terminations        (5,463,787)        (1,895,614)      (24,441,823)     (35,973,686)
  Contract maintenance charges........................        (4,487)            (1,333)          (16,774)         (19,706)
                                                        ------------     --------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (6,189,303)        41,149,865       (12,528,770)     (15,974,073)
                                                        ------------     --------------    --------------   --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --                 --                --           14,065
                                                        ------------     --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS.....................    (1,142,884)        28,330,884       (13,257,768)     (16,747,338)
NET ASSETS -- BEGINNING OF PERIOD.....................    28,330,884                 --        59,525,162       76,272,500
                                                        ------------     --------------    --------------   --------------
NET ASSETS -- END OF PERIOD...........................  $ 27,188,000     $   28,330,884    $   46,267,394   $   59,525,162
                                                        ============     ==============    ==============   ==============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................        78,976          2,786,981         2,277,255        4,252,116
 Redeemed.............................................      (594,961)          (263,927)       (3,422,345)      (5,722,417)
                                                        ------------     --------------    --------------   --------------
 Net Increase (Decrease)..............................      (515,985)         2,523,054        (1,145,090)      (1,470,301)
                                                        ============     ==============    ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                  EQ/MONTAG &                   EQ/MORGAN STANLEY
                                                               CALDWELL GROWTH*                  MID CAP GROWTH*
                                                       --------------------------------- -------------------------------
                                                             2010             2009             2010            2009
                                                       ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $     (599,489)  $     (727,571)  $   (203,331)   $   (221,369)
 Net realized gain (loss) on investments..............        (945,734)        (617,167)      (121,536)     (1,738,771)
 Change in unrealized appreciation (depreciation)
  of investments......................................       5,256,303       17,982,194      4,829,193       8,008,556
                                                        --------------   --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................       3,711,080       16,637,456      4,504,326       6,048,416
                                                        --------------   --------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       1,042,496          864,071        411,776         352,599
  Transfers between funds including guaranteed
   interest account, net..............................      (2,714,582)      (1,860,179)       202,930          52,676
  Transfers for contract benefits and terminations         (12,611,809)     (12,340,558)    (3,113,502)     (2,372,130)
  Contract maintenance charges........................          (5,144)          (5,943)        (2,706)         (2,783)
                                                        --------------   --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (14,289,039)     (13,342,609)    (2,501,502)     (1,969,638)
                                                        --------------   --------------   ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................              --               --             --              --
                                                        --------------   --------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................     (10,577,959)       3,294,847      2,002,824       4,078,778
NET ASSETS -- BEGINNING OF PERIOD.....................      72,674,373       69,379,526     16,329,712      12,250,934
                                                        --------------   --------------   ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $   62,096,414   $   72,674,373   $ 18,332,536    $ 16,329,712
                                                        ==============   ==============   ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................              --               --        141,579         218,355
 Redeemed.............................................              --               --       (377,942)       (473,778)
                                                        --------------   --------------   ------------    ------------
 Net Increase (Decrease)..............................              --               --       (236,363)       (255,423)
                                                        ==============   ==============   ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................         197,269          301,678             --              --
 Redeemed.............................................      (1,614,592)      (1,875,714)            --              --
                                                        --------------   --------------   ------------    ------------
 Net Increase (Decrease)..............................      (1,417,323)      (1,574,036)            --              --
                                                        ==============   ==============   ============    ============



                                                                  EQ/PIMCO                       EQ/QUALITY
                                                              ULTRA SHORT BOND*                  BOND PLUS*
                                                       ------------------------------- -------------------------------
                                                             2010          2009(c)           2010        2009 (g) (i)
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $   (221,810)   $    (90,177)   $  1,528,293    $    424,838
 Net realized gain (loss) on investments..............      (624,754)       (439,183)         78,775           4,474
 Change in unrealized appreciation (depreciation)
  of investments......................................       734,102       1,331,380        (725,908)       (444,126)
                                                        ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................      (112,462)        802,020         881,160         (14,814)
                                                        ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       135,722         341,351         186,956         125,220
  Transfers between funds including guaranteed
   interest account, net..............................    (1,457,406)      5,683,467        (385,397)     20,177,281
  Transfers for contract benefits and terminations        (5,616,037)     (4,005,399)     (3,509,699)     (1,193,108)
  Contract maintenance charges........................        (2,522)         (2,921)         (5,061)         (1,574)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (6,940,243)      2,016,498      (3,713,201)     19,107,819
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --              --          67,001
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................    (7,052,705)      2,818,518      (2,832,041)     19,160,006
NET ASSETS -- BEGINNING OF PERIOD.....................    21,201,905      18,383,387      19,160,006              --
                                                        ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $ 14,149,200    $ 21,201,905    $ 16,327,965    $ 19,160,006
                                                        ============    ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................            --              --              --              --
 Redeemed.............................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --              --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................       105,528         750,463          72,854       1,229,846
 Redeemed.............................................      (670,000)       (614,596)       (292,224)        (95,941)
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (564,472)        135,867        (219,370)      1,133,905
                                                        ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                 EQ/SMALL                   EQ/T. ROWE PRICE
                                                              COMPANY INDEX*                  GROWTH STOCK*
                                                       ----------------------------- -------------------------------
                                                            2010           2009            2010            2009
                                                       -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................   $  (22,267)    $   (1,699)   $   (520,346)   $   (493,448)
 Net realized gain (loss) on investments..............     (376,488)      (787,322)     (2,976,439)     (7,500,775)
 Change in unrealized appreciation (depreciation)
  of investments......................................    1,460,800      1,750,288       9,088,340      21,191,407
                                                         ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................    1,062,045        961,267       5,591,555      13,197,184
                                                         ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       45,908         71,734         538,567         495,765
  Transfers between funds including guaranteed
   interest account, net..............................     (107,398)      (244,214)     (1,012,152)       (958,534)
  Transfers for contract benefits and terminations         (851,492)      (610,739)     (5,660,348)     (6,163,006)
  Contract maintenance charges........................       (1,290)        (1,342)        (32,873)        (35,977)
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (914,272)      (784,561)     (6,166,806)     (6,661,752)
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................      147,773        176,706        (575,251)      6,535,432
NET ASSETS -- BEGINNING OF PERIOD.....................    4,944,582      4,767,876      43,219,825      36,684,393
                                                         ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................   $5,092,355     $4,944,582    $ 42,644,574    $ 43,219,825
                                                         ==========     ==========    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................        7,327         28,806              --              --
 Redeemed.............................................      (66,012)      (100,754)             --              --
                                                         ----------     ----------    ------------    ------------
 Net Increase (Decrease)..............................      (58,685)       (71,948)             --              --
                                                         ==========     ==========    ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................           --             --          80,658         121,360
 Redeemed.............................................           --             --        (492,750)       (724,047)
                                                         ----------     ----------    ------------    ------------
 Net Increase (Decrease)..............................           --             --        (412,092)       (602,687)
                                                         ==========     ==========    ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...............................................           --             --              --              --
 Redeemed.............................................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
 Net Increase (Decrease)..............................           --             --              --              --
                                                         ==========     ==========    ============    ============



                                                                EQ/UBS GROWTH                  FIDELITY(R) VIP
                                                                  & INCOME*                CONTRAFUND(R) PORTFOLIO
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $   (202,310)   $   (169,854)   $   (106,937)   $    (34,901)
 Net realized gain (loss) on investments..............      (419,712)     (2,657,743)     (3,441,027)     (3,590,043)
 Change in unrealized appreciation (depreciation)
  of investments......................................     3,475,876       9,907,332       7,212,506      11,263,925
                                                        ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................     2,853,854       7,079,735       3,664,542       7,638,981
                                                        ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       387,972         321,268       1,143,833         951,111
  Transfers between funds including guaranteed
   interest account, net..............................    (1,082,250)       (578,882)     (1,642,712)     (2,011,307)
  Transfers for contract benefits and terminations        (4,551,000)     (5,325,202)     (4,824,321)     (6,544,822)
  Contract maintenance charges........................        (1,346)         (1,382)             --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (5,246,624)     (5,584,198)     (5,323,200)     (7,605,018)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --         (49,999)             --
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................    (2,392,770)      1,495,537      (1,708,657)         33,963
NET ASSETS -- BEGINNING OF PERIOD.....................    29,159,933      27,664,396      27,984,976      27,951,013
                                                        ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $ 26,767,163    $ 29,159,933    $ 26,276,319    $ 27,984,976
                                                        ============    ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................            --              --              --              --
 Redeemed.............................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --              --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................        58,863         178,030              --              --
 Redeemed.............................................      (571,211)       (868,720)             --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (512,348)       (690,690)             --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...............................................            --              --         122,486         145,366
 Redeemed.............................................            --              --        (536,611)       (896,159)
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --        (414,125)       (750,793)
                                                        ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                               FRANKLIN INCOME                FRANKLIN RISING
                                                               SECURITIES FUND              DIVIDENDS SECURITIES
                                                       ------------------------------- ------------------------------
                                                             2010            2009           2010            2009
                                                       --------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $  1,703,118    $  2,153,019     $   (2,543)   $      (9,564)
 Net realized gain (loss) on investments..............    (1,450,487)     (3,434,536)      (215,205)        (903,516)
 Change in unrealized appreciation (depreciation)
  of investments......................................     3,132,983      10,734,007      1,348,079        1,689,131
                                                        ------------    ------------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................     3,385,614       9,452,490      1,130,331          776,051
                                                        ------------    ------------     ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       560,168         549,153        118,950           97,167
  Transfers between funds including guaranteed
   interest account, net..............................      (295,803)     (1,120,155)       624,260         (552,246)
  Transfers for contract benefits and terminations        (6,871,255)     (6,763,290)      (969,280)      (1,216,700)
  Contract maintenance charges........................        (5,301)         (5,934)          (970)          (1,093)
                                                        ------------    ------------     ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (6,612,191)     (7,340,226)      (227,040)      (1,672,872)
                                                        ------------    ------------     ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           (24)             --             --               --
                                                        ------------    ------------     ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.....................    (3,226,601)      2,112,264        903,291         (896,821)
NET ASSETS -- BEGINNING OF PERIOD.....................    35,773,521      33,661,257      6,249,703        7,146,524
                                                        ------------    ------------     ----------    -------------
NET ASSETS -- END OF PERIOD...........................  $ 32,546,920    $ 35,773,521     $7,152,994    $   6,249,703
                                                        ============    ============     ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...............................................       127,782         194,950         84,751           46,848
 Redeemed.............................................      (564,045)       (813,935)      (103,386)        (210,653)
                                                        ------------    ------------     ----------    -------------
 Net Increase (Decrease)..............................      (436,263)       (618,985)       (18,635)        (163,805)
                                                        ============    ============     ==========    =============
UNIT ACTIVITY SERIES I
 Issued...............................................            --              --             --               --
 Redeemed.............................................            --              --             --               --
                                                        ------------    ------------     ----------    -------------
 Net Increase (Decrease)..............................            --              --             --               --
                                                        ============    ============     ==========    =============



                                                          INVESCO V.I. FINANCIAL        INVESCO V.I. GLOBAL
                                                              SERVICES FUND               HEALTH CARE FUND
                                                       ---------------------------- ----------------------------
                                                            2010          2009           2010           2009
                                                       ------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $  (17,170)    $   14,642     $  (45,204)   $  (38,758)
 Net realized gain (loss) on investments..............    (521,520)      (592,078)      (223,954)     (296,615)
 Change in unrealized appreciation (depreciation)
  of investments......................................     612,067        781,005        325,512       940,548
                                                        ----------     ----------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations..........................................      73,377        203,569         56,354       605,175
                                                        ----------     ----------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............      10,536         14,163         25,929        27,814
  Transfers between funds including guaranteed
   interest account, net..............................      16,599        109,535        (64,148)     (207,082)
  Transfers for contract benefits and terminations        (195,441)      (112,206)      (600,643)     (375,577)
  Contract maintenance charges........................        (189)          (207)          (451)         (526)
                                                        ----------     ----------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (168,495)        11,285       (639,313)     (555,371)
                                                        ----------     ----------     ----------    ----------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................          --             --             --            --
                                                        ----------     ----------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.....................     (95,118)       214,854       (582,959)       49,804
NET ASSETS -- BEGINNING OF PERIOD.....................   1,043,965        829,111      2,832,165     2,782,361
                                                        ----------     ----------     ----------    ----------
NET ASSETS -- END OF PERIOD...........................  $  948,847     $1,043,965     $2,249,206    $2,832,165
                                                        ==========     ==========     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...............................................          --             --             --            --
 Redeemed.............................................          --             --             --            --
                                                        ----------     ----------     ----------    ----------
 Net Increase (Decrease)..............................          --             --             --            --
                                                        ==========     ==========     ==========    ==========
UNIT ACTIVITY SERIES I
 Issued...............................................      20,353         54,197          8,589        25,507
 Redeemed.............................................     (52,298)       (53,150)       (65,906)      (83,183)
                                                        ----------     ----------     ----------    ----------
 Net Increase (Decrease)..............................     (31,945)         1,047        (57,317)      (57,676)
                                                        ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                               INVESCO V.I.                INVESCO VAN KAMPEN
                                                              TECHNOLOGY FUND        V.I. GLOBAL VALUE EQUITY FUND
                                                       ----------------------------- ------------------------------
                                                            2010           2009           2010            2009
                                                       -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................   $  (19,849)    $  (16,152)    $    7,416    $     152,203
 Net realized gain (loss) on investments..............        3,448        (68,095)      (730,441)      (1,618,478)
 Change in unrealized appreciation (depreciation)
  of investments......................................      212,679        504,792        928,431        1,791,781
                                                         ----------     ----------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................      196,278        420,545        205,406          325,506
                                                         ----------     ----------     ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       42,925         44,656         61,466           48,724
  Transfers between funds including guaranteed
   interest account, net..............................      100,205        198,020       (127,372)        (284,146)
  Transfers for contract benefits and terminations         (286,322)      (186,049)      (424,699)        (587,370)
  Contract maintenance charges........................         (297)          (278)          (462)            (541)
                                                         ----------     ----------     ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (143,489)        56,349       (491,067)        (823,333)
                                                         ----------     ----------     ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --             --             --               --
                                                         ----------     ----------     ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.....................       52,789        476,894       (285,661)        (497,827)
NET ASSETS -- BEGINNING OF PERIOD.....................    1,246,200        769,306      2,738,294        3,236,121
                                                         ----------     ----------     ----------    -------------
NET ASSETS -- END OF PERIOD...........................   $1,298,989     $1,246,200     $2,452,633    $   2,738,294
                                                         ==========     ==========     ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...............................................           --             --             --               --
 Redeemed.............................................           --             --             --               --
                                                         ----------     ----------     ----------    -------------
 Net Increase (Decrease)..............................           --             --             --               --
                                                         ==========     ==========     ==========    =============
UNIT ACTIVITY SERIES I
 Issued...............................................       43,600         66,188         16,095           42,189
 Redeemed.............................................      (61,754)       (58,781)       (65,055)        (139,654)
                                                         ----------     ----------     ----------    -------------
 Net Increase (Decrease)..............................      (18,154)         7,407        (48,960)         (97,465)
                                                         ==========     ==========     ==========    =============



                                                             JANUS ASPEN SERIES              JANUS ASPEN SERIES
                                                             BALANCED PORTFOLIO             ENTERPRISE PORTFOLIO
                                                       ------------------------------- ------------------------------
                                                             2010            2009            2010           2009
                                                       --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $    268,663    $    332,366    $   (150,292)   $   (147,799)
 Net realized gain (loss) on investments..............     1,075,372       1,427,884      (1,154,225)     (2,384,761)
 Change in unrealized appreciation (depreciation)
  of investments......................................       (75,254)      2,891,434       3,834,118       6,468,804
                                                        ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................     1,268,781       4,651,684       2,529,601       3,936,244
                                                        ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       218,565         165,677         168,088         143,792
  Transfers between funds including guaranteed
   interest account, net..............................      (554,315)       (953,610)       (586,807)       (335,841)
  Transfers for contract benefits and terminations        (3,885,643)     (5,371,576)     (2,240,498)     (1,877,385)
  Contract maintenance charges........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (4,221,393)     (6,159,509)     (2,659,217)     (2,069,434)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................    (2,952,612)     (1,507,825)       (129,616)      1,866,810
NET ASSETS -- BEGINNING OF PERIOD.....................    21,344,552      22,852,377      12,354,455      10,487,645
                                                        ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $ 18,391,940    $ 21,344,552    $ 12,224,839    $ 12,354,455
                                                        ============    ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...............................................        44,745          55,129          40,295          85,004
 Redeemed.............................................      (330,229)       (539,806)       (328,631)       (387,364)
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (285,484)       (484,677)       (288,336)       (302,360)
                                                        ============    ============    ============    ============
UNIT ACTIVITY SERIES I
 Issued...............................................            --              --              --              --
 Redeemed.............................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --              --              --
                                                        ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                 JANUS ASPEN                     JANUS ASPEN
                                                           SERIES FORTY PORTFOLIO         SERIES OVERSEAS PORTFOLIO
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $   (253,725)   $   (306,712)   $   (317,442)   $   (310,569)
 Net realized gain (loss) on investments..............     1,771,404        (586,791)      2,362,729       2,891,899
 Change in unrealized appreciation (depreciation)
  of investments......................................      (647,987)      8,671,387       3,462,968      10,115,614
                                                        ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................       869,692       7,777,884       5,508,255      12,696,944
                                                        ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       236,370         365,866         316,801         332,211
  Transfers between funds including guaranteed
   interest account, net..............................    (1,058,192)        796,848        (822,248)       (486,152)
  Transfers for contract benefits and terminations        (4,551,176)     (3,905,573)     (4,551,092)     (4,026,143)
  Contract maintenance charges........................        (1,545)         (1,603)         (6,232)         (6,163)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (5,374,543)     (2,744,462)     (5,062,771)     (4,186,247)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................    (4,504,851)      5,033,422         445,484       8,510,697
NET ASSETS -- BEGINNING OF PERIOD.....................    24,664,651      19,631,229      27,253,143      18,742,446
                                                        ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $ 20,159,800    $ 24,664,651    $ 27,698,627    $ 27,253,143
                                                        ============    ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
 Issued...............................................            --              --              --              --
 Redeemed.............................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --              --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...............................................        51,008         157,771              --              --
 Redeemed.............................................      (329,806)       (416,061)             --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (278,798)       (258,290)             --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY SERVICE SHARES
 Issued...............................................        49,524         179,191          55,611         134,256
 Redeemed.............................................      (192,614)       (215,773)       (258,622)       (382,011)
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (143,090)        (36,582)       (203,011)       (247,755)
                                                        ============    ============    ============    ============



                                                                 JANUS ASPEN                       MFS(R)
                                                         SERIES WORLDWIDE PORTFOLIO           UTILITIES SERIES
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $    (83,814)   $      5,083    $     126,665   $     232,850
 Net realized gain (loss) on investments..............    (1,231,020)     (3,024,943)        (838,918)       (792,419)
 Change in unrealized appreciation (depreciation)
  of investments......................................     2,755,337       6,353,430        1,455,646       2,451,617
                                                        ------------    ------------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................     1,440,503       3,333,570          743,393       1,892,048
                                                        ------------    ------------    -------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       177,319         231,556           84,714         171,797
  Transfers between funds including guaranteed
   interest account, net..............................      (709,264)        126,474         (483,927)       (210,559)
  Transfers for contract benefits and terminations        (1,904,457)     (2,236,068)      (1,602,261)       (981,015)
  Contract maintenance charges........................            --              --           (1,480)         (1,655)
                                                        ------------    ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (2,436,402)     (1,878,038)      (2,002,954)     (1,021,432)
                                                        ------------    ------------    -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --               --             202
                                                        ------------    ------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS.....................      (995,899)      1,455,532       (1,259,561)        870,818
NET ASSETS -- BEGINNING OF PERIOD.....................    12,075,617      10,620,085        7,955,400       7,084,582
                                                        ------------    ------------    -------------   -------------
NET ASSETS -- END OF PERIOD...........................  $ 11,079,718    $ 12,075,617    $   6,695,839   $   7,955,400
                                                        ============    ============    =============   =============
CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
 Issued...............................................            --              --           10,942          42,514
 Redeemed.............................................            --              --         (101,768)       (102,012)
                                                        ------------    ------------    -------------   -------------
 Net Increase (Decrease)..............................            --              --          (90,826)        (59,498)
                                                        ============    ============    =============   =============
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...............................................        38,583         166,938               --              --
 Redeemed.............................................      (334,896)       (459,695)              --              --
                                                        ------------    ------------    -------------   -------------
 Net Increase (Decrease)..............................      (296,313)       (292,757)              --              --
                                                        ============    ============    =============   =============
UNIT ACTIVITY SERVICE SHARES
 Issued...............................................            --              --               --              --
 Redeemed.............................................            --              --               --              --
                                                        ------------    ------------    -------------   -------------
 Net Increase (Decrease)..............................            --              --               --              --
                                                        ============    ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                MULTIMANAGER                    MULTIMANAGER
                                                             MULTI-SECTOR BOND*               SMALL CAP GROWTH*
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $      96,925   $     272,832   $   (262,093)   $   (254,790)
 Net realized gain (loss) on investments..............       (972,930)     (1,421,346)       223,414      (2,275,742)
 Change in unrealized appreciation (depreciation)
  of investments......................................      1,345,570       1,835,837      4,035,027       7,328,915
                                                        -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................        469,565         687,323      3,996,348       4,798,383
                                                        -------------   -------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............        168,429         126,491        248,815         192,083
  Transfers between funds including guaranteed
   interest account, net..............................        443,462         190,742       (715,834)       (798,287)
  Transfers for contract benefits and terminations         (1,715,545)     (1,200,284)    (3,700,847)     (3,406,731)
  Contract maintenance charges........................         (1,867)         (2,126)        (1,933)         (2,004)
                                                        -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (1,105,521)       (885,177)    (4,169,799)     (4,014,939)
                                                        -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --              --             --              --
                                                        -------------   -------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................       (635,956)       (197,854)      (173,451)        783,444
NET ASSETS -- BEGINNING OF PERIOD.....................      9,048,924       9,246,778     18,482,859      17,699,415
                                                        -------------   -------------   ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $   8,412,968   $   9,048,924   $ 18,309,408    $ 18,482,859
                                                        =============   =============   ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...............................................             --              --             --              --
 Redeemed.............................................             --              --             --              --
                                                        -------------   -------------   ------------    ------------
 Net Increase (Decrease)..............................             --              --             --              --
                                                        =============   =============   ============    ============
UNIT ACTIVITY CLASS A
 Issued...............................................         82,061         126,378             --              --
 Redeemed.............................................       (171,825)       (208,587)            --              --
                                                        -------------   -------------   ------------    ------------
 Net Increase (Decrease)..............................        (89,764)        (82,209)            --              --
                                                        =============   =============   ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................             --              --         64,769          94,052
 Redeemed.............................................             --              --       (390,411)       (506,418)
                                                        -------------   -------------   ------------    ------------
 Net Increase (Decrease)..............................             --              --       (325,642)       (412,366)
                                                        =============   =============   ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...............................................             --              --             --              --
 Redeemed.............................................             --              --             --              --
                                                        -------------   -------------   ------------    ------------
 Net Increase (Decrease)..............................             --              --             --              --
                                                        =============   =============   ============    ============



                                                                                          PIMCO VARIABLE INSURANCE
                                                                 OPPENHEIMER             TRUST GLOBAL BOND PORTFOLIO
                                                          GLOBAL SECURITIES FUND/VA              (UNHEDGED)
                                                       ------------------------------- -------------------------------
                                                             2010            2009            2010            2009
                                                       --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $    (32,692)   $     92,076    $    432,142    $    219,721
 Net realized gain (loss) on investments..............    (1,313,982)     (3,293,581)        337,231       1,439,273
 Change in unrealized appreciation (depreciation)
  of investments......................................     3,199,903       7,904,227         660,402         439,862
                                                        ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................     1,853,229       4,702,722       1,429,775       2,098,856
                                                        ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       183,030         305,046         191,698         112,486
  Transfers between funds including guaranteed
   interest account, net..............................      (760,502)     (1,584,894)        179,793        (298,697)
  Transfers for contract benefits and terminations        (3,275,927)     (3,843,076)     (4,361,480)     (3,328,235)
  Contract maintenance charges........................        (2,141)         (2,364)         (2,264)         (2,522)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (3,855,540)     (5,125,288)     (3,992,253)     (3,516,968)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.....................    (2,002,311)       (422,566)     (2,562,478)     (1,418,112)
NET ASSETS -- BEGINNING OF PERIOD.....................    16,465,278      16,887,844      16,189,066      17,607,178
                                                        ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD...........................  $ 14,462,967    $ 16,465,278    $ 13,626,588    $ 16,189,066
                                                        ============    ============    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...............................................            --              --         107,690         135,481
 Redeemed.............................................            --              --        (334,144)       (380,759)
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --        (226,454)       (245,278)
                                                        ============    ============    ============    ============
UNIT ACTIVITY CLASS A
 Issued...............................................            --              --              --              --
 Redeemed.............................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --              --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY CLASS B
 Issued...............................................            --              --              --              --
 Redeemed.............................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................            --              --              --              --
                                                        ============    ============    ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...............................................        49,661          75,403              --              --
 Redeemed.............................................      (264,153)       (455,470)             --              --
                                                        ------------    ------------    ------------    ------------
 Net Increase (Decrease)..............................      (214,492)       (380,067)             --              --
                                                        ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND DECEMBER 31, 2009


                                                                                               PROFUND VP
                                                              PROFUND VP BEAR           RISING RATES OPPORTUNITY
                                                       ----------------------------- ------------------------------
                                                            2010           2009            2010           2009
                                                       ------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................  $    (8,053)  $     (20,112)  $     (52,803)   $  (35,687)
 Net realized gain (loss) on investments..............     (169,961)       (197,618)       (226,017)     (460,223)
 Change in unrealized appreciation (depreciation)
  of investments......................................       44,242        (245,083)       (533,052)    1,613,298
                                                        -----------   -------------   -------------    ----------
 Net Increase (decrease) in net assets from
  operations..........................................     (133,772)       (462,813)       (811,872)    1,117,388
                                                        -----------   -------------   -------------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............          852          15,358          45,097       136,499
  Transfers between funds including guaranteed
   interest account, net..............................      181,202        (765,432)        (55,901)        9,931
  Transfers for contract benefits and terminations         (222,900)       (322,942)       (246,750)     (244,384)
  Contract maintenance charges........................          (87)            (94)           (277)         (398)
                                                        -----------   -------------   -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions..........................      (40,933)     (1,073,110)       (257,831)      (98,352)
                                                        -----------   -------------   -------------    ----------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --             (20)             19            --
                                                        -----------   -------------   -------------    ----------
INCREASE (DECREASE) IN NET ASSETS.....................     (174,705)     (1,535,943)     (1,069,684)    1,019,036
NET ASSETS -- BEGINNING OF PERIOD.....................      536,922       2,072,865       4,745,126     3,726,090
                                                        -----------   -------------   -------------    ----------
NET ASSETS -- END OF PERIOD...........................  $   362,217   $     536,922   $   3,675,442    $4,745,126
                                                        ===========   =============   =============    ==========
CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
 Issued...............................................      242,185         287,758          68,566        99,358
 Redeemed.............................................     (256,103)       (436,708)       (116,645)     (114,551)
                                                        -----------   -------------   -------------    ----------
 Net Increase (Decrease)..............................      (13,918)       (148,950)        (48,079)      (15,193)
                                                        ===========   =============   =============    ==========



                                                                 PROFUND VP
                                                                 ULTRABULL
                                                       ------------------------------
                                                            2010            2009
                                                       -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................   $  (49,196)   $     (12,481)
 Net realized gain (loss) on investments..............     (604,674)      (1,290,919)
 Change in unrealized appreciation (depreciation)
  of investments......................................    1,130,242        2,155,611
                                                         ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................      476,372          852,211
                                                         ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners...............       83,986           71,646
  Transfers between funds including guaranteed
   interest account, net..............................     (509,248)         433,162
  Transfers for contract benefits and terminations         (426,559)        (293,067)
  Contract maintenance charges........................         (290)            (349)
                                                         ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (852,111)         211,392
                                                         ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --               --
                                                         ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.....................     (375,739)       1,063,603
NET ASSETS -- BEGINNING OF PERIOD.....................    3,375,961        2,312,358
                                                         ----------    -------------
NET ASSETS -- END OF PERIOD...........................   $3,000,222    $   3,375,961
                                                         ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
 Issued...............................................      217,974          452,397
 Redeemed.............................................     (318,707)        (447,005)
                                                         ----------    -------------
 Net Increase (Decrease)..............................     (100,733)           5,392
                                                         ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(a) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(b) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(c) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(d) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(e) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(f) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(g) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(h) Units were made available for sale on September 14, 2009.
(i) Units were made available for sale on September 28, 2009.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Variable Account consists of the following Variable Investment Options:

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth

  DREYFUS STOCK INDEX FUND, INC.
  ------------------------------
o Dreyfus Stock Index Fund, Inc.

  EQ ADVISORS TRUST*
  ------------------
o All Asset Allocation
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Core Bond Index
o EQ/Equity Growth PLUS
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Growth
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth & Income

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  --------------------------------------------
o Fidelity(R) VIP Contrafund(R) Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  ----------------------------------------------------
o Franklin Income Securities Fund
o Franklin Rising Dividends Securities

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund(2)
o Invesco V.I. Global Health Care Fund(3)
o Invesco V.I. Technology Fund(4)
o Invesco Van Kampen V.I. Global Value Equity Fund(5)

  JANUS ASPEN SERIES
  ------------------
o Janus Aspen Series Balanced Portfolio
o Janus Aspen Series Enterprise Portfolio
o Janus Aspen Series Forty Portfolio
o Janus Aspen Series Overseas Portfolio
o Janus Aspen Series Worldwide Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) Utilities Series

  OPPENHEIMER VARIABLE ACCOUNT FUNDS
  ----------------------------------
o Oppenheimer Global Securities Fund/VA

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (CONCLUDED)

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust Global Bond Portfolio
  (Unhedged)

  PROFUNDS
  --------
o ProFund VP Bear
o ProFund VP Rising Rates Opportunity
o ProFund VP UltraBull

(1)  Formerly known as EQ/Van Kampen Mid Cap Growth
(2)  Formerly known as AIM V.I. Financial Services
(3)  Formerly known as AIM V.I. Global Health Care
(4)  Formerly known as AIM V.I. Technology
(5)  Formerly known as The Universal Institutional Funds, Inc. Global Value
     Equity


* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 4 of these financial statements.


Note: On December 17, 2010 Franklin-Zero Coupon Fund - 2010 matured.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises principally from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account.

Each of the variable investment options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment of Options of the Variable Account.

In the normal course of business, the Funds which the Variable Investment Options invest in enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Funds and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (CONCLUDED)

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between funds including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds including permitted transfers to and from the guaranteed interest account with market value adjustment. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Taxes:

The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Variable Account have been classified as Level 1.


4. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Fund expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Fund. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Expenses and Related Party Transactions (CONCLUDED)

a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Funds and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.04% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

Contract Distribution and Principal Underwriter:

AXA Advisors, LLC and AXA Distributors, LLC are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Purchases and Sales of Invesments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:



                                                                            PURCHASES          SALES
                                                                          -------------   --------------
All Asset Allocation...................................................    $ 8,823,255     $29,209,325
AXA Aggressive Allocation..............................................        484,671         762,295
AXA Conservative Allocation............................................      3,788,216       2,367,749
AXA Conservative-Plus Allocation.......................................      1,024,182       1,131,524
AXA Moderate Allocation................................................      3,795,091       5,407,463
AXA Moderate-Plus Allocation...........................................      2,245,568       3,496,477
Dreyfus Stock Index Fund, Inc..........................................        849,421       4,414,523
EQ/AllianceBernstein Small Cap Growth..................................        231,316         865,992
EQ/BlackRock Basic Value Equity........................................        944,012       2,828,279
EQ/Boston Advisors Equity Income.......................................        993,967       4,524,926
EQ/Calvert Socially Responsible........................................         31,282         576,153
EQ/Capital Guardian Research...........................................        277,322       1,139,523
EQ/Core Bond Index.....................................................      4,456,775      18,173,984
EQ/Equity Growth PLUS..................................................        341,283       2,383,615
EQ/GAMCO Mergers & Acquisitions........................................        589,066       1,401,543
EQ/GAMCO Small Company Value...........................................      4,417,481      30,820,791
EQ/Global Multi-Sector Equity..........................................        582,953       2,622,838
EQ/Intermediate Government Bond Index..................................      2,621,645       9,513,024
EQ/International Growth................................................        891,958       3,756,425
EQ/Large Cap Value PLUS................................................        288,934         946,024
EQ/Lord Abbett Growth and Income.......................................        826,237       5,069,464
EQ/Mid Cap Index.......................................................        727,295       3,344,026
EQ/Mid Cap Value PLUS..................................................      1,281,340       7,571,446
EQ/Money Market........................................................     24,020,624      37,283,550
EQ/Montag & Caldwell Growth............................................      2,379,456      17,267,984
EQ/Morgan Stanley Mid Cap Growth.......................................      1,978,480       4,670,435
EQ/PIMCO Ultra Short Bond..............................................      1,351,588       8,513,641
EQ/Quality Bond PLUS...................................................      2,937,930       5,122,838
EQ/Small Company Index.................................................        175,722       1,112,261
EQ/T. Rowe Price Growth Stock..........................................      1,042,370       7,729,523
EQ/UBS Growth & Income.................................................        784,650       6,233,584
Fidelity(R) VIP Contrafund(R) Portfolio................................      1,872,252       7,263,829
Franklin Income Securities Fund........................................      4,215,970       9,125,042
Franklin Rising Dividends Securities...................................      1,236,245       1,465,829
Invesco V.I. Financial Services Fund...................................        112,876         298,536
Invesco V.I. Global Health Care Fund...................................         98,221         782,737
Invesco V.I. Technology Fund...........................................        432,569         595,907
Invesco Van Kampen V.I. Global Value Equity Fund.......................      3,625,650       4,109,301
Janus Aspen Series Balanced Portfolio..................................      1,180,614       5,133,345
Janus Aspen Series Enterprise Portfolio................................        379,940       3,189,449
Janus Aspen Series Forty Portfolio.....................................      1,406,229       7,034,497
Janus Aspen Series Overseas Portfolio..................................      1,546,328       6,926,542
Janus Aspen Series Worldwide Portfolio.................................        384,373       2,904,589
MFS(R) Utilities Series................................................        486,708       2,362,997
Multimanager Multi-Sector Bond.........................................      1,239,527       2,248,123
Multimanager Small Cap Growth..........................................        831,629       5,263,520
Oppenheimer Global Securities Fund/VA..................................      1,094,875       4,983,108
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)........      2,654,457       6,122,640
ProFund VP Bear........................................................      1,466,168       1,515,154
ProFund VP Rising Rates Opportunity....................................        413,719         724,354
ProFund VP UltraBull...................................................      2,010,603       2,911,910

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010, there were no reorganizations made within the Funds of the Variable Account. In 2009, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Variable Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of The EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as mergers.



--------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
                             EQ/LORD ABBETT MID CAP VALUE      EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------
 Shares - Class A             2,050,481
 Value - Class A            $      7.92
 Net Assets Before Merger   $16,236,289
 Net Assets After Merger    $        --
                            EQ/VAN KAMPEN REAL ESTATE
 Shares - Class A             2,344,983                         3,712,775
 Value - Class A            $      5.48                       $      7.83
 Net Assets Before Merger   $12,845,988                       $        --
 Net Assets After Merger    $        --                       $29,082,277
--------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009          EQ/SHORT DURATION BOND            EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
 Shares - Class B               481,322                         2,341,353
 Value - Class B            $      9.13                       $      9.95
 Net Assets Before Merger   $ 4,392,570                       $18,897,735
 Net Assets After Merger    $        --                       $23,290,305
--------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009          EQ/LONG TERM BOND                 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------
 Shares - Class A             2,124,118
 Value - Class A            $     12.74
 Net Assets Before Merger   $27,059,171
 Net Assets After Merger    $        --
                            EQ/Bond Index
 Shares - Class A             1,356,135                         7,810,464
 Value - Class A            $     10.44                       $      9.62
 Net Assets Before Merger   $14,163,385                       $33,952,089
 Net Assets After Merger    $        --                       $75,174,645
--------------------------------------------------------------------------------------------
                             EQ/CAYWOOD SCHOLL HIGH
 SEPTEMBER 25, 2009         YIELD BOND                         EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------
 Shares - Class B           $ 5,073,454                       $ 2,198,834
 Value - Class B            $      3.99                       $      9.19
 Net Assets Before Merger   $20,201,031                       $        --
 Net Assets After Merger    $        --                       $20,201,031
--------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (CONCLUDED)


--------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009          REMOVED PORTFOLIO             SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
                                                          EQ/INTERMEDIATE GOVERNMENT
                             EQ/GOVERNMENT SECURITIES     BOND INDEX
--------------------------------------------------------------------------------------------
 Shares - Class A             3,485,020                     3,858,692
 Value - Class A            $     10.81                   $      9.76
 Net Assets Before Merger   $37,655,763                   $        --
 Net Assets After Merger    $        --                   $37,655,763

7. Contractowner Charges

The charges below are the current annual charges deducted from the net assets of the Variable Investment Options or from the fund value. Higher charges may be permitted under the terms of the various policies.

Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net assets of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

ANNUAL CONTRACT CHARGE: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. The charge would be deducted from the fund value.

SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


8. Financial Highlights

The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Financial highlights for the years ended December 31, 2010, 2009, 2008, 2007 and 2006 are presented in the same table. The expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to Contractowners within each Variable Investment Option.

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.



                                                                               AT DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                                    UNITS
                                                                                 OUTSTANDING
                                                     --------------------------------------------------------------------
                                                         2010          2009          2008          2007           2006
                                                     -----------   -----------   -----------   ------------   -----------
All Asset Allocation................................  5,542,508     6,557,849     7,863,894     10,167,790    13,007,602
AXA Aggressive Allocation (h).......................    291,831       335,517       235,307        135,252            --
AXA Conservative Allocation (h).....................    548,179       433,845       347,988         82,558            --
AXA Conservative-Plus Allocation (h)................    369,058       395,335       458,922        213,813            --
AXA Moderate Allocation (h).........................  1,500,938     1,723,765     1,443,612        551,332            --
AXA Moderate-Plus Allocation (h)....................    898,725     1,076,688       785,027        396,297            --
Dreyfus Stock Index Fund, Inc.......................  1,831,626     2,258,134     3,003,891      4,131,405     5,268,532
EQ/AllianceBernstein Small Cap Growth (i) (y).......    208,652       271,074       348,028        394,888            --
EQ/BlackRock Basic Value Equity (l).................    865,165     1,052,628     1,197,831      1,554,889       364,189
EQ/Boston Advisors Equity Income....................  1,412,343     1,739,915     2,276,526      3,114,393     3,910,943
EQ/Calvert Socially Responsible (b).................    262,042       340,255       412,531        501,836       596,768

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (CONTINUED)


                                                                                 AT DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                                      UNITS
                                                                                   OUTSTANDING
                                                         ----------------------------------------------------------------
                                                             2010         2009         2008         2007         2006
                                                         ------------ ------------ ------------ ------------ ------------
EQ/Capital Guardian Research (m) (n) (o)................    579,034      675,299      884,197     1,191,701       58,010
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................  4,817,317    5,978,912    3,333,092     4,790,837    4,713,731
EQ/Equity Growth PLUS...................................    814,368    1,015,952    1,340,581     2,049,590    2,697,953
EQ/GAMCO Mergers & Acquisitions.........................    356,894      422,439      549,107       682,939      780,735
EQ/GAMCO Small Company Value............................  3,373,965    4,086,720    5,126,977     6,780,572    8,478,066
EQ/Global Multi-Sector Equity (a) (g)...................    296,556      382,966      440,734       538,107      573,647
EQ/Intermediate Government Bond Index (af) (ai).........  2,267,949    2,805,897           --            --           --
EQ/International Growth.................................    987,322    1,208,149    1,503,172     1,999,613    2,429,300
EQ/Large Cap Value PLUS (j) (k) (z).....................    294,657      323,331      405,390       533,572           --
EQ/Lord Abbett Growth and Income (a) (d)................  1,577,477    1,951,745    2,525,775     3,552,720    4,242,275
EQ/Mid Cap Index (a) (e) (p)............................  1,035,336    1,246,012    1,592,018     1,889,858    1,571,272
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................  2,007,069    2,523,054           --            --           --
EQ/Money Market.........................................  4,380,709    5,525,799    6,996,100     7,375,080    7,997,744
EQ/Montag & Caldwell Growth.............................  5,714,000    7,131,323    8,705,359    11,585,305   15,865,277
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............  1,386,343    1,622,706    1,878,129     2,478,156           --
EQ/PIMCO Ultra Short Bond (ac)..........................  1,166,720    1,731,192    1,595,325     1,352,777    1,647,715
EQ/Quality Bond PLUS (ag) (ai)..........................    914,535    1,133,905           --            --           --
EQ/Small Company Index (r) (s) (y)......................    266,410      325,095      397,043       464,560           --
EQ/T. Rowe Price Growth Stock...........................  2,172,779    2,584,871    3,187,558     4,179,739    5,656,679
EQ/UBS Growth & Income..................................  2,395,669    2,908,017    3,598,707     4,793,215    6,168,924
Fidelity(R) VIP Contrafund(R) Portfolio (v).............  1,814,712    2,228,837    2,979,630     4,309,960    4,132,884
Franklin Income Securities Fund (w) (x).................  2,007,217    2,443,480    3,062,465     4,025,398    2,071,679
Franklin Rising Dividends Securities....................    500,219      518,854      682,659       902,563      964,334
Invesco V.I. Financial Services Fund....................    168,715      200,660      199,613       222,968      249,434
Invesco V.I. Global Health Care Fund....................    192,591      249,908      307,584       358,618      425,878
Invesco V.I. Technology Fund............................    128,620      146,774      139,367       169,357      197,609
Invesco Van Kampen V.I. Global Value Equity Fund........    227,795      276,755      374,220       510,390      603,039
Janus Aspen Series Balanced Portfolio...................  1,184,523    1,470,007    1,954,684     2,761,884    3,539,301
Janus Aspen Series Enterprise Portfolio.................  1,131,580    1,419,916    1,722,276     2,242,169    2,826,266
Janus Aspen Series Forty Portfolio......................  1,481,958    1,903,846    2,198,718     2,764,699    3,215,231
Janus Aspen Series Overseas Portfolio...................    970,467    1,173,478    1,421,233     1,774,337    1,931,589
Janus Aspen Series Worldwide Portfolio..................  1,206,618    1,502,931    1,795,688     2,357,570    2,964,196
MFS(R) Utilities Series.................................    274,189      365,015      424,513       522,670      488,784
Multimanager Multi-Sector Bond (a) (c)..................    685,778      775,542      857,751     1,098,914    1,186,596
Multimanager Small Cap Growth...........................  1,231,087    1,556,729    1,969,095     2,630,167    3,449,771
Oppenheimer Global Securities Fund/VA...................    730,539      945,031    1,325,098     1,866,595    2,126,796
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................    746,204      972,658    1,217,936     1,416,610    1,539,067
ProFund VP Bear.........................................     72,189       86,107      235,057        52,537       59,452
ProFund VP Rising Rates Opportunity.....................    644,558      692,637      707,830       831,925    1,029,723
ProFund VP UltraBull....................................    296,991      397,724      392,332       373,596      437,869

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (CONTINUED)


                                                                                AT DECEMBER 31,
                                                         -----------------------------------------------------------
                                                                                   UNIT VALUE
                                                                               LOWEST TO HIGHEST
                                                         -----------------------------------------------------------
                                                                2010                 2009                2008
                                                         ------------------     ----------------     ---------------
All Asset Allocation.................................... $11.37 to $12.21      $10.01 to $10.92      $8.03 to $8.91
AXA Aggressive Allocation (h)...........................   7.97 to   8.46        7.25 to   7.57       5.86 to  6.02
AXA Conservative Allocation (h).........................   9.87 to  10.47        9.47 to   9.87       8.87 to  9.10
AXA Conservative-Plus Allocation (h)....................   9.34 to   9.91        8.81 to   9.20       7.93 to  8.13
AXA Moderate Allocation (h).............................   9.02 to   9.57        8.45 to   8.81       7.43 to  7.62
AXA Moderate-Plus Allocation (h)........................   8.56 to   9.08        7.89 to   8.24       6.66 to  6.83
Dreyfus Stock Index Fund, Inc...........................             9.38                  8.27                6.64
EQ/AllianceBernstein Small Cap Growth (i) (y)...........  12.13 to  14.22        9.19 to  10.96       6.84 to  8.29
EQ/BlackRock Basic Value Equity (l).....................  10.09 to  10.92        9.25 to   9.84       7.30 to  7.65
EQ/Boston Advisors Equity Income........................  12.94 to  13.00       11.37 to  11.51      10.32 to 10.62
EQ/Calvert Socially Responsible (b).....................   8.67 to   9.33        7.93 to   8.39       6.23 to  6.49
EQ/Capital Guardian Research (m) (n) (o)................  11.91 to  13.54       10.56 to  11.80       8.24 to  9.07
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................   9.71 to  13.29        9.42 to  12.68       9.41 to 12.47
EQ/Equity Growth PLUS...................................            10.85                  9.54                7.57
EQ/GAMCO Mergers & Acquisitions.........................  12.37 to  13.65       11.61 to  12.61      10.24 to 10.94
EQ/GAMCO Small Company Value............................  21.89 to  24.54       16.98 to  18.73      12.35 to 13.40
EQ/Global Multi-Sector Equity (a) (g)...................  25.63 to  26.85       23.22 to  24.73      15.64 to 16.93
EQ/Intermediate Government Bond Index (af) (ai).........  10.14 to  12.11        9.98 to  11.73                  --
EQ/International Growth.................................  13.16 to  18.55       11.61 to  16.34       8.57 to 12.06
EQ/Large Cap Value PLUS (j) (k) (z).....................   8.86 to  10.35        7.95 to   9.43       6.67 to  8.05
EQ/Lord Abbett Growth and Income (a) (d)................  12.23 to  12.41       10.67 to  10.68       9.12 to  9.28
EQ/Mid Cap Index (a) (e) (p)............................  13.58 to  14.32       11.08 to  11.50       8.35 to  8.52
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................  13.30 to  13.60       11.17 to  11.24                  --
EQ/Money Market.........................................   9.82 to  10.72       10.09 to  10.84      10.35 to 10.94
EQ/Montag & Caldwell Growth.............................  11.41 to  11.94       10.67 to  11.35       8.33 to  9.00
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............  11.61 to  15.52        8.86 to  12.04       5.70 to  7.87
EQ/PIMCO Ultra Short Bond (ac)..........................  10.09 to  12.50       10.29 to  12.55       9.81 to 11.76
EQ/Quality Bond PLUS (ag) (ai)..........................  15.77 to  23.54       15.05 to  22.44                  --
EQ/Small Company Index (r) (s) (y)......................  16.43 to  17.93       13.40 to  14.38      10.91 to 11.51
EQ/T. Rowe Price Growth Stock...........................   9.51 to  43.08        8.28 to  37.48       5.88 to 26.61
EQ/UBS Growth & Income..................................  11.16 to  12.41        9.99 to  11.29       7.63 to  8.77
Fidelity(R) VIP Contrafund(R) Portfolio (v).............            14.51                 12.56                9.38
Franklin Income Securities Fund (w) (x).................  14.72 to  16.89       13.44 to  15.17      10.20 to 11.32
Franklin Rising Dividends Securities....................  12.96 to  14.90       11.05 to  12.50       9.69 to 10.78
Invesco V.I. Financial Services Fund....................   5.70 to   5.77        5.23 to   5.38       4.15 to  4.35
Invesco V.I. Global Health Care Fund....................  12.38 to  12.43       11.90 to  12.15       9.43 to  9.79
Invesco V.I. Technology Fund............................  10.03 to  13.70        8.37 to  11.62       5.38 to  7.59
Invesco Van Kampen V.I. Global Value Equity Fund........  11.13 to  12.26       10.16 to  11.37       8.86 to 10.08
Janus Aspen Series Balanced Portfolio...................            15.53                 14.52               11.69
Janus Aspen Series Enterprise Portfolio.................            10.80                  8.70                6.09
Janus Aspen Series Forty Portfolio......................  15.85 to  15.99       15.07 to  15.45      10.45 to 10.89
Janus Aspen Series Overseas Portfolio...................  28.42 to  33.76       23.00 to  27.79      13.00 to 15.97
Janus Aspen Series Worldwide Portfolio..................             9.18                  8.03                5.91
MFS(R) Utilities Series.................................  23.60 to  26.08       21.34 to  23.19      16.48 to 17.62
Multimanager Multi-Sector Bond (a) (c)..................   9.77 to  12.73        9.40 to  12.05       8.80 to 11.10
Multimanager Small Cap Growth...........................  12.38 to  13.50        9.81 to  10.88       7.38 to  8.32
Oppenheimer Global Securities Fund/VA...................  17.92 to  20.62       15.93 to  18.04      11.76 to 13.10
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................  13.14 to  18.96       12.11 to  17.18      10.66 to 14.88
ProFund VP Bear.........................................   4.56 to   5.06        5.71 to   6.23       8.14 to  8.74
ProFund VP Rising Rates Opportunity.....................   4.82 to   5.79        5.91 to   6.98       4.60 to  5.34
ProFund VP UltraBull....................................   9.43 to   9.84        7.94 to   8.15       5.65 to  5.70



                                                                    AT DECEMBER 31,
                                                         ---------------------------------------
                                                                       UNIT VALUE
                                                                    LOWEST TO HIGHEST
                                                         ---------------------------------------
                                                              2007                   2006
                                                         -----------------      ----------------
All Asset Allocation....................................  $11.67 to $13.17      $11.30 to $12.97
AXA Aggressive Allocation (h)...........................    9.92 to  10.02                    --
AXA Conservative Allocation (h).........................   10.25 to  10.35                    --
AXA Conservative-Plus Allocation (h)....................   10.12 to  10.22                    --
AXA Moderate Allocation (h).............................   10.12 to  10.21                    --
AXA Moderate-Plus Allocation (h)........................   10.05 to  10.14                    --
Dreyfus Stock Index Fund, Inc...........................             10.69                 10.30
EQ/AllianceBernstein Small Cap Growth (i) (y)...........   12.47 to  15.37                    --
EQ/BlackRock Basic Value Equity (l).....................   11.84 to  12.20       12.05 to  12.20
EQ/Boston Advisors Equity Income........................   15.43 to  16.14       15.06 to  16.01
EQ/Calvert Socially Responsible (b).....................   11.71 to  11.99       10.75 to  10.82
EQ/Capital Guardian Research (m) (n) (o)................   14.02 to  15.17                 11.50
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................   10.61 to  13.82       10.56 to  13.54
EQ/Equity Growth PLUS...................................             12.85                 11.42
EQ/GAMCO Mergers & Acquisitions.........................   12.23 to  12.85       12.17 to  12.57
EQ/GAMCO Small Company Value............................   18.33 to  19.56       17.26 to  18.11
EQ/Global Multi-Sector Equity (a) (g)...................   37.02 to  40.75       26.32 to  29.45
EQ/Intermediate Government Bond Index (af) (ai).........                --                    --
EQ/International Growth.................................   14.55 to  20.44       12.69 to  17.81
EQ/Large Cap Value PLUS (j) (k) (z).....................   11.84 to  14.53                    --
EQ/Lord Abbett Growth and Income (a) (d)................   14.51 to  15.02       14.16 to  14.90
EQ/Mid Cap Index (a) (e) (p)............................   16.90 to  16.96       15.85 to  16.05
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................                --                    --
EQ/Money Market.........................................   10.41 to  10.81       10.20 to  10.42
EQ/Montag & Caldwell Growth.............................   12.56 to  13.81       10.52 to  11.76
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............   10.91 to  15.33                    --
EQ/PIMCO Ultra Short Bond (ac)..........................   10.52 to  12.40        9.71 to  11.26
EQ/Quality Bond PLUS (ag) (ai)..........................                --                    --
EQ/Small Company Index (r) (s) (y)......................   16.99 to  17.65                    --
EQ/T. Rowe Price Growth Stock...........................   10.32 to  46.62        9.75 to  44.03
EQ/UBS Growth & Income..................................   12.88 to  15.05       12.89 to  15.31
Fidelity(R) VIP Contrafund(R) Portfolio (v).............             16.57                 14.29
Franklin Income Securities Fund (w) (x).................   14.92 to  16.29       14.80 to  15.89
Franklin Rising Dividends Securities....................   13.68 to  14.96       14.47 to  15.56
Invesco V.I. Financial Services Fund....................   10.36 to  11.03       13.48 to  14.59
Invesco V.I. Global Health Care Fund....................   13.37 to  14.11       12.10 to  12.98
Invesco V.I. Technology Fund............................    9.82 to  14.08        9.22 to  13.45
Invesco Van Kampen V.I. Global Value Equity Fund........   14.98 to  17.34       14.22 to  16.73
Janus Aspen Series Balanced Portfolio...................             14.08                 12.91
Janus Aspen Series Enterprise Portfolio.................             10.97                  9.11
Janus Aspen Series Forty Portfolio......................   18.98 to  20.12       14.06 to  15.15
Janus Aspen Series Overseas Portfolio...................   27.54 to  34.39       21.78 to  27.64
Janus Aspen Series Worldwide Portfolio..................             10.83                 10.02
MFS(R) Utilities Series.................................   27.20 to  28.61       21.89 to  22.64
Multimanager Multi-Sector Bond (a) (c)..................   11.81 to  14.64       11.75 to  14.33
Multimanager Small Cap Growth...........................   12.91 to  14.79       12.60 to  14.68
Oppenheimer Global Securities Fund/VA...................   20.28 to  22.22       19.68 to  21.20
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................   11.06 to  15.19       10.37 to  14.01
ProFund VP Bear.........................................    5.99 to   6.32        6.13 to   6.36
ProFund VP Rising Rates Opportunity.....................    7.63 to   8.71        8.28 to   9.30
ProFund VP UltraBull....................................   17.71 to  17.83       17.77 to  18.20

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (CONTINUED)


                                                                                   AT DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                                     NET ASSETS
                                                                                       (000'S)
                                                         -------------------------------------------------------------------
                                                             2010          2009          2008          2007          2006
                                                         -----------   -----------   -----------   -----------   -----------
All Asset Allocation....................................  $163,573      $168,046      $157,228      $285,185      $348,830
AXA Aggressive Allocation (h)...........................     2,443         2,520         1,408         1,352            --
AXA Conservative Allocation (h).........................     5,683         4,264         3,158           853            --
AXA Conservative-Plus Allocation (h)....................     3,625         3,615         3,718         2,181            --
AXA Moderate Allocation (h).............................    14,215        15,081        10,963         5,623            --
AXA Moderate-Plus Allocation (h)........................     8,059         8,799         5,338         4,006            --
Dreyfus Stock Index Fund, Inc...........................    17,178        18,695        19,950        44,168        54,242
EQ/AllianceBernstein Small Cap Growth (i) (y)...........     2,517         2,479         2,379         4,956            --
EQ/BlackRock Basic Value Equity (l).....................     9,243        10,190         9,049        18,819         4,430
EQ/Boston Advisors Equity Income........................    17,087        18,501        22,134        45,485        56,007
EQ/Calvert Socially Responsible (b).....................     1,909         2,231         2,116         4,692         4,971
EQ/Capital Guardian Research (m) (n) (o)................     5,994         6,063         6,126        13,503           667
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................    59,199        70,353        40,180        64,255        62,104
EQ/Equity Growth PLUS...................................     8,838         9,701        10,150        26,335        30,801
EQ/GAMCO Mergers & Acquisitions.........................     4,814         5,293         6,002         8,820         9,889
EQ/GAMCO Small Company Value............................   148,071       135,849       118,740       224,515       261,855
EQ/Global Multi-Sector Equity (a) (g)...................     7,514         8,841         6,887        20,069        15,310
EQ/Intermediate Government Bond Index (af) (ai).........    28,858        34,719            --            --            --
EQ/International Growth.................................    15,263        16,271        14,809        33,129        34,960
EQ/Large Cap Value PLUS (j) (k) (z).....................     5,697         5,744         5,685        12,416            --
EQ/Lord Abbett Growth and Income (a) (d)................    18,786        20,098        22,318        50,253        58,890
EQ/Mid Cap Index (a) (e) (p)............................    14,123        13,736        13,083        31,063        24,229
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................    27,188        28,331            --            --            --
EQ/Money Market.........................................    46,267        59,525        76,273        79,635        83,239
EQ/Montag & Caldwell Growth.............................    62,096        72,674        69,380       139,566       160,312
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............    18,333        16,330        12,251        31,984            --
EQ/PIMCO Ultra Short Bond (ac)..........................    14,149        21,202        18,383        16,469        18,275
EQ/Quality Bond PLUS (ag) (ai)..........................    16,328        19,160            --            --            --
EQ/Small Company Index (r) (s) (y)......................     5,092         4,945         4,768         8,646            --
EQ/T. Rowe Price Growth Stock...........................    42,645        43,220        36,684        82,423       102,878
EQ/UBS Growth & Income..................................    26,767        29,160        27,664        62,337        80,414
Fidelity(R) VIP Contrafund(R) Portfolio (v).............    26,276        27,985        27,951        71,408        59,086
Franklin Income Securities Fund (w) (x).................    32,547        35,774        33,661        63,900        32,424
Franklin Rising Dividends Securities....................     7,153         6,250         7,147        13,210        14,729
Invesco V.I. Financial Services Fund....................       949         1,044           829         2,325         3,407
Invesco V.I. Global Health Care Fund....................     2,249         2,832         2,782         4,630         5,016
Invesco V.I. Technology Fund............................     1,299         1,246           769         1,722         1,917
Invesco Van Kampen V.I. Global Value Equity Fund........     2,453         2,738         3,236         7,528         8,469
Janus Aspen Series Balanced Portfolio...................    18,392        21,345        22,852        38,887        45,702
Janus Aspen Series Enterprise Portfolio.................    12,225        12,354        10,488        24,591        25,751
Janus Aspen Series Forty Portfolio......................    20,160        24,665        19,631        44,685        38,046
Janus Aspen Series Overseas Portfolio...................    27,699        27,253        18,742        49,896        43,172
Janus Aspen Series Worldwide Portfolio..................    11,080        12,076        10,620        25,539        29,663
MFS(R) Utilities Series.................................     6,696         7,955         7,085        14,299        10,600
Multimanager Multi-Sector Bond (a) (c)..................     8,413         9,049         9,247        15,707        16,661
Multimanager Small Cap Growth...........................    18,309        18,483        17,699        42,129        54,910
Oppenheimer Global Securities Fund/VA...................    14,463        16,465        16,888        40,551        44,242
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................    13,627        16,189        17,607        20,919        20,967
ProFund VP Bear.........................................       362           537         2,073           331           377
ProFund VP Rising Rates Opportunity.....................     3,675         4,745         3,726         7,119         9,337
ProFund VP UltraBull....................................     3,000         3,376         2,312         6,827         8,093

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Financial Highlights (CONTINUED)

----------
(a)   Units were made available for sale on November 3, 2006.
(b) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(c) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(e) EQ/Mid Cap Index was substituted for Old Mutual Mid to Cap on November 3, 2006.
(f)   EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
      2006.
(g) EQ/Global Multi-Sector Equity was substituted for Van Kampen Emerging Markets Equity on November 3, 2006.
(h)   Units were made available for sale on June 15, 2007.
(i) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(j) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(k) EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007.
(l) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(m) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(n) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007.
(o) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(p) EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007.
(q) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Bond on November 16, 2007.
(r) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007.
(s) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(t) EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007.
(u) EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(v) Fidelity(R) VIP Contrafund(R) Portfolio was substituted for Fidelity VIP Growth on August 17, 2007.
(w) Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
(x) Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
(y)   Units were made available for sale on August 17, 2007.
(z)   Units were made available for sale on November 16, 2007.
(aa) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(ab) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(ac) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ad) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(ae) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(af) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(ag) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(ah)  Units were made available for sale on September 14, 2009.
(ai)  Units were made available for sale on September 28, 2009.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (CONTINUED)


                                                                                AT DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                   INVESTMENT
                                                                                 INCOME RATIO*
                                                         --------------------------------------------------------------
                                                            2010         2009         2008         2007         2006
                                                         ----------   ----------   ----------   ----------   ----------
All Asset Allocation....................................     1.39%        2.01%        2.02%        3.27%        2.59%
AXA Aggressive Allocation (h)...........................     1.43         1.21         1.76         4.81           --
AXA Conservative Allocation (h).........................     2.38         2.50         6.29         6.65           --
AXA Conservative-Plus Allocation (h)....................     1.99         1.62         4.71         4.90           --
AXA Moderate Allocation (h).............................     2.04         1.50         4.60         6.20           --
AXA Moderate-Plus Allocation (h)........................     1.59         1.49         2.71         4.89           --
Dreyfus Stock Index Fund, Inc...........................     1.77         2.05         2.02         1.67         1.62
EQ/AllianceBernstein Small Cap Growth (i) (y)...........     0.05         0.16         0.01           --           --
EQ/BlackRock Basic Value Equity (l).....................     1.14         2.56         1.52         3.12         1.35
EQ/Boston Advisors Equity Income........................     2.19         2.37         2.06         1.64         1.64
EQ/Calvert Socially Responsible (b).....................     0.05         0.42         0.38         0.38           --
EQ/Capital Guardian Research (m) (n) (o)................     0.99         1.37         1.03         7.18         0.83
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................     2.23         3.98         3.97         5.12         4.42
EQ/Equity Growth PLUS...................................     0.28         0.81         0.76         0.15         0.15
EQ/GAMCO Mergers & Acquisitions.........................       --           --         0.46         0.64         1.98
EQ/GAMCO Small Company Value............................     0.33         0.39         0.49         0.38         0.78
EQ/Global Multi-Sector Equity (a) (g)...................     1.23         1.50         0.26         1.09         0.60
EQ/Intermediate Government Bond Index (af) (ai).........     1.35         1.32           --           --           --
EQ/International Growth.................................     0.81         1.09         0.85         0.49         0.74
EQ/Large Cap Value PLUS (j) (k) (z).....................     1.36         2.42         2.97         1.67           --
EQ/Lord Abbett Growth and Income (a) (d)................     0.67         0.91         1.44         1.25         0.78
EQ/Mid Cap Index (a) (e) (p)............................     0.96         1.32         0.95           --         0.26
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................     1.18         1.22           --           --           --
EQ/Money Market.........................................     0.09         0.24         2.34         4.86         4.62
EQ/Montag & Caldwell Growth.............................     0.52         0.37         0.17         0.17         0.17
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............     0.37           --           --           --           --
EQ/PIMCO Ultra Short Bond (ac)..........................     0.28         1.03         2.76         2.39         3.12
EQ/Quality Bond PLUS (ag) (ai)..........................     9.89         2.61           --           --           --
EQ/Small Company Index (r) (s) (y)......................     1.14         1.58         0.96         4.15           --
EQ/T. Rowe Price Growth Stock...........................       --           --           --         0.07           --
EQ/UBS Growth & Income..................................     0.68         0.78         1.07         0.71         0.69
Fidelity(R) VIP Contrafund(R) Portfolio (v).............     0.93         1.22         0.76         0.90         1.09
Franklin Income Securities Fund (w) (x).................     6.69         8.10         5.37         3.16         3.44
Franklin Rising Dividends Securities....................     1.58         1.44         1.80         2.41         1.05
Invesco V.I. Financial Services Fund....................     0.10         3.53         2.51         1.64         1.58
Invesco V.I. Global Health Care Fund....................       --         0.34           --           --           --
Invesco V.I. Technology Fund............................       --           --           --           --           --
Invesco Van Kampen V.I. Global Value Equity Fund........     1.94         7.16         2.60         1.86         1.61
Janus Aspen Series Balanced Portfolio...................     2.75         2.88         2.50         2.44         2.08
Janus Aspen Series Enterprise Portfolio.................     0.07           --         0.24         0.21           --
Janus Aspen Series Forty Portfolio......................     0.28         0.03         0.02         0.29         0.29
Janus Aspen Series Overseas Portfolio...................     0.53         0.40         1.10         0.44         1.87
Janus Aspen Series Worldwide Portfolio..................     0.59         1.40         0.43         0.73         1.70
MFS(R) Utilities Series.................................     3.40         4.93         1.61         0.93         2.01
Multimanager Multi-Sector Bond (a) (c)..................     2.67         4.69         8.86         7.52         6.91
Multimanager Small Cap Growth...........................       --           --           --           --           --
Oppenheimer Global Securities Fund/VA...................     1.31         2.10         1.40         1.20         0.85
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................     4.36         2.90         3.36         3.00         3.32
ProFund VP Bear.........................................       --         0.12         1.53         3.74         1.28
ProFund VP Rising Rates Opportunity.....................       --         0.54         5.18         5.35         1.80
ProFund VP UltraBull....................................       --         1.33         1.90        11.29         0.38

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (CONTINUED)


                                                                            AT DECEMBER 31,
                                                         ------------------------------------------------------
                                                                                 RATIO**
                                                                            LOWEST TO HIGHEST
                                                         ------------------------------------------------------
                                                              2010                2009               2008
                                                         --------------      --------------      --------------
All Asset Allocation.................................... 1.20% to 2.85%       1.20% to 2.85%       1.20% to 2.85%
AXA Aggressive Allocation (h)...........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
AXA Conservative Allocation (h).........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
AXA Conservative-Plus Allocation (h)....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
AXA Moderate Allocation (h).............................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
AXA Moderate-Plus Allocation (h)........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Dreyfus Stock Index Fund, Inc...........................           1.35                 1.35                 1.35
EQ/AllianceBernstein Small Cap Growth (i) (y)...........  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/BlackRock Basic Value Equity (l).....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Boston Advisors Equity Income........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Calvert Socially Responsible (b).....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Capital Guardian Research (m) (n) (o)................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Equity Growth PLUS...................................           1.35                 1.35                 1.35
EQ/GAMCO Mergers & Acquisitions.........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/GAMCO Small Company Value............................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Global Multi-Sector Equity (a) (g)...................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Intermediate Government Bond Index (af) (ai).........  1.20 to  2.85       1.20  to  2.85                   --
EQ/International Growth.................................  1.25 to  1.35       1.25  to  1.35       1.25  to  1.35
EQ/Large Cap Value PLUS (j) (k) (z).....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Lord Abbett Growth and Income (a) (d)................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Mid Cap Index (a) (e) (p)............................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................  1.20 to  2.85       1.20  to  2.85                   --
EQ/Money Market.........................................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Montag & Caldwell Growth.............................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/PIMCO Ultra Short Bond (ac)..........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/Quality Bond PLUS (ag) (ai)..........................  1.25 to  1.35       1.25  to  1.35                   --
EQ/Small Company Index (r) (s) (y)......................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
EQ/T. Rowe Price Growth Stock...........................  1.25 to  1.35       1.25  to  1.35       1.25  to  1.35
EQ/UBS Growth & Income..................................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Fidelity(R) VIP Contrafund(R) Portfolio (v).............           1.35                 1.35                 1.35
Franklin Income Securities Fund (w) (x).................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Franklin Rising Dividends Securities....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Invesco V.I. Financial Services Fund....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Invesco V.I. Global Health Care Fund....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Invesco V.I. Technology Fund............................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Invesco Van Kampen V.I. Global Value Equity Fund........  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Janus Aspen Series Balanced Portfolio...................           1.35                 1.35                 1.35
Janus Aspen Series Enterprise Portfolio.................           1.35                 1.35                 1.35
Janus Aspen Series Forty Portfolio......................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Janus Aspen Series Overseas Portfolio...................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Janus Aspen Series Worldwide Portfolio..................           1.35                 1.35                 1.35
MFS(R) Utilities Series.................................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Multimanager Multi-Sector Bond (a) (c)..................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Multimanager Small Cap Growth...........................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
Oppenheimer Global Securities Fund/VA...................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
ProFund VP Bear.........................................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
ProFund VP Rising Rates Opportunity.....................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85
ProFund VP UltraBull....................................  1.20 to  2.85       1.20  to  2.85       1.20  to  2.85

                                                                   AT DECEMBER 31,
                                                         ----------------------------------
                                                                       RATIO**
                                                                   LOWEST TO HIGHEST
                                                         ----------------------------------
                                                              2007                  2006
                                                         --------------      --------------
All Asset Allocation.................................... 1.20%  to 2.85%      1.20%  to 2.85%
AXA Aggressive Allocation (h)...........................  1.20  to  2.85                   --
AXA Conservative Allocation (h).........................  1.20  to  2.85                   --
AXA Conservative-Plus Allocation (h)....................  1.20  to  2.85                   --
AXA Moderate Allocation (h).............................  1.20  to  2.85                   --
AXA Moderate-Plus Allocation (h)........................  1.20  to  2.85                   --
Dreyfus Stock Index Fund, Inc...........................            1.35                 1.35
EQ/AllianceBernstein Small Cap Growth (i) (y)...........  1.20  to  2.85                   --
EQ/BlackRock Basic Value Equity (l).....................  1.20  to  2.85       1.20  to  2.85
EQ/Boston Advisors Equity Income........................  1.20  to  2.85       1.20  to  2.85
EQ/Calvert Socially Responsible (b).....................  1.20  to  2.85       1.20  to  2.85
EQ/Capital Guardian Research (m) (n) (o)................  1.20  to  2.85                 1.25
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................  1.20  to  2.85       1.20  to  2.85
EQ/Equity Growth PLUS...................................            1.35                 1.35
EQ/GAMCO Mergers & Acquisitions.........................  1.20  to  2.85       1.20  to  2.85
EQ/GAMCO Small Company Value............................  1.20  to  2.85       1.20  to  2.85
EQ/Global Multi-Sector Equity (a) (g)...................  1.20  to  2.85       1.20  to  2.85
EQ/Intermediate Government Bond Index (af) (ai).........              --                   --
EQ/International Growth.................................  1.25  to  1.35       1.25  to  1.35
EQ/Large Cap Value PLUS (j) (k) (z).....................  1.20  to  2.85                   --
EQ/Lord Abbett Growth and Income (a) (d)................  1.20  to  2.85       1.20  to  2.85
EQ/Mid Cap Index (a) (e) (p)............................  1.20  to  2.85       1.20  to  2.85
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................              --                   --
EQ/Money Market.........................................  1.20  to  2.85       1.20  to  2.85
EQ/Montag & Caldwell Growth.............................  1.20  to  2.85       1.20  to  2.85
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............  1.20  to  2.85                   --
EQ/PIMCO Ultra Short Bond (ac)..........................  1.20  to  2.85       1.20  to  2.85
EQ/Quality Bond PLUS (ag) (ai)..........................              --                   --
EQ/Small Company Index (r) (s) (y)......................  1.20  to  2.85                   --
EQ/T. Rowe Price Growth Stock...........................  1.25  to  1.35       1.25  to  1.35
EQ/UBS Growth & Income..................................  1.20  to  2.85       1.20  to  2.85
Fidelity(R) VIP Contrafund(R) Portfolio (v).............            1.35                 1.35
Franklin Income Securities Fund (w) (x).................  1.20  to  2.85       1.20  to  2.85
Franklin Rising Dividends Securities....................  1.20  to  2.85       1.20  to  2.85
Invesco V.I. Financial Services Fund....................  1.20  to  2.85       1.20  to  2.85
Invesco V.I. Global Health Care Fund....................  1.20  to  2.85       1.20  to  2.85
Invesco V.I. Technology Fund............................  1.20  to  2.85       1.20  to  2.85
Invesco Van Kampen V.I. Global Value Equity Fund........  1.20  to  2.85       1.20  to  2.85
Janus Aspen Series Balanced Portfolio...................            1.35                 1.35
Janus Aspen Series Enterprise Portfolio.................            1.35                 1.35
Janus Aspen Series Forty Portfolio......................  1.20  to  2.85       1.20  to  2.85
Janus Aspen Series Overseas Portfolio...................  1.20  to  2.85       1.20  to  2.85
Janus Aspen Series Worldwide Portfolio..................            1.35                 1.35
MFS(R) Utilities Series.................................  1.20  to  2.85       1.20  to  2.85
Multimanager Multi-Sector Bond (a) (c)..................  1.20  to  2.85       1.20  to  2.85
Multimanager Small Cap Growth...........................  1.20  to  2.85       1.20  to  2.85
Oppenheimer Global Securities Fund/VA...................  1.20  to  2.85       1.20  to  2.85
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................  1.20  to  2.85       1.20  to  2.85
ProFund VP Bear.........................................  1.20  to  2.85       1.20  to  2.85
ProFund VP Rising Rates Opportunity.....................  1.20  to  2.85       1.20  to  2.85
ProFund VP UltraBull....................................  1.20  to  2.85       1.20  to  2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (CONTINUED)


                                                                                     AT DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                                                        RETURN***
                                                                                    LOWEST TO HIGHEST
                                                         -----------------------------------------------------------------------
                                                                2010                  2009                 2008
                                                         -----------------      -----------------      -------------
All Asset Allocation.................................... 11.81%  to 13.59%      22.56%  to 24.66%      (32.35%) to (31.19%)
AXA Aggressive Allocation (h)...........................   9.93  to  11.76       23.72  to  25.75       (40.93) to  (39.92)
AXA Conservative Allocation (h).........................   4.22  to   6.08        6.76  to   8.46       (13.46) to  (12.08)
AXA Conservative-Plus Allocation (h)....................   6.02  to   7.72       11.10  to  13.16       (21.64) to  (20.45)
AXA Moderate Allocation (h).............................   6.75  to   8.63       13.73  to  15.62       (26.58) to  (25.37)
AXA Moderate-Plus Allocation (h)........................   8.49  to  10.19       18.47  to  20.64       (33.73) to  (32.64)
Dreyfus Stock Index Fund, Inc...........................             13.42                  24.55                   (37.89)
EQ/AllianceBernstein Small Cap Growth (i) (y)...........  29.74  to  31.99       32.21  to  34.36       (46.06) to  (45.15)
EQ/BlackRock Basic Value Equity (l).....................   9.08  to  10.98       26.71  to  28.63       (38.34) to  (37.30)
EQ/Boston Advisors Equity Income........................  12.42  to  14.34        8.38  to  10.17       (34.20) to  (33.12)
EQ/Calvert Socially Responsible (b).....................   9.33  to  11.20       27.29  to  29.28       (46.80) to  (45.87)
EQ/Capital Guardian Research (m) (n) (o)................  12.78  to  14.75       28.16  to  30.10       (41.23) to  (40.21)
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................   3.08  to   4.81        0.11  to   1.68       (11.31) to   (9.77)
EQ/Equity Growth PLUS...................................             13.73                  26.02                   (41.09)
EQ/GAMCO Mergers & Acquisitions.........................   6.55  to   8.25       13.38  to  15.27       (16.27) to  (14.86)
EQ/GAMCO Small Company Value............................  28.92  to  31.02       37.49  to  39.78       (32.62) to  (31.49)
EQ/Global Multi-Sector Equity (a) (g)...................   8.57  to  10.38       46.07  to  48.47       (58.45) to  (57.75)
EQ/Intermediate Government Bond Index (af) (ai).........   1.60  to   3.24       (1.29) to  (0.76)                      --
EQ/International Growth.................................  13.35  to  13.53       35.47  to  35.49       (41.10) to  (41.00)
EQ/Large Cap Value PLUS (j) (k) (z).....................   9.76  to  11.45       17.14  to  19.19       (44.60) to  (43.67)
EQ/Lord Abbett Growth and Income (a) (d)................  14.51  to  16.31       15.09  to  17.00       (38.22) to  (37.15)
EQ/Mid Cap Index (a) (e) (p)............................  22.56  to  24.52       32.69  to  34.98       (50.59) to  (49.76)
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................  19.07  to  21.00        4.69  to   5.14                       --
EQ/Money Market.........................................  (2.68) to  (1.11)      (2.51) to  (0.91)       (0.58) to     1.20
EQ/Montag & Caldwell Growth.............................   5.20  to   6.94       26.11  to  28.09       (34.83) to  (33.68)
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............  28.90  to  31.04       52.99  to  55.44       (48.66) to  (47.75)
EQ/PIMCO Ultra Short Bond (ac)..........................  (1.94) to  (0.40)       4.89  to   6.72        (6.75) to   (5.16)
EQ/Quality Bond PLUS (ag) (ai)..........................   4.78  to   4.90       (0.20) to  (0.18)                      --
EQ/Small Company Index (r) (s) (y)......................  22.61  to  24.69       22.82  to  24.93       (35.79) to  (34.79)
EQ/T. Rowe Price Growth Stock...........................  14.86  to  14.94       40.82  to  40.85       (43.02) to  (42.92)
EQ/UBS Growth & Income..................................   9.92  to  11.71       28.73  to  30.93       (41.73) to  (40.76)
Fidelity(R) VIP Contrafund(R) Portfolio (v).............             15.53                  33.90                   (43.39)
Franklin Income Securities Fund (w) (x).................   9.52  to  11.34       31.76  to  34.01       (31.64) to  (30.51)
Franklin Rising Dividends Securities....................  17.29  to  19.20       14.04  to  15.96       (29.17) to  (27.94)
Invesco V.I. Financial Services Fund....................   7.25  to   8.99       23.68  to  26.02       (60.56) to  (59.94)
Invesco V.I. Global Health Care Fund....................   2.30  to   4.03       24.11  to  26.19       (30.62) to  (29.47)
Invesco V.I. Technology Fund............................  17.90  to  19.83       53.10  to  55.58       (46.09) to  (45.21)
Invesco Van Kampen V.I. Global Value Equity Fund........   7.83  to   9.55       12.80  to  14.67       (41.87) to  (40.85)
Janus Aspen Series Balanced Portfolio...................              6.96                  24.21                   (16.97)
Janus Aspen Series Enterprise Portfolio.................             24.14                  42.86                   (44.48)
Janus Aspen Series Forty Portfolio......................   3.50  to   5.18       41.87  to  44.21       (45.87) to  (44.94)
Janus Aspen Series Overseas Portfolio...................  21.48  to  23.57       74.01  to  76.92       (53.56) to  (52.80)
Janus Aspen Series Worldwide Portfolio..................             14.32                  35.87                   (45.43)
MFS(R) Utilities Series.................................  10.59  to  12.46       29.49  to  31.61       (39.41) to  (38.41)
Multimanager Multi-Sector Bond (a) (c)..................   3.94  to   5.64        6.82  to   8.56       (25.49) to  (24.18)
Multimanager Small Cap Growth...........................  24.08  to  26.20       30.77  to  32.93       (43.75) to  (42.84)
Oppenheimer Global Securities Fund/VA...................  12.49  to  14.30       35.46  to  37.71       (42.01) to  (41.04)
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................   8.51  to  10.36       13.60  to  15.46        (3.62) to   (2.04)
ProFund VP Bear......................................... (20.14) to (18.78)     (29.85) to (28.72)        35.89 to    38.29
ProFund VP Rising Rates Opportunity..................... (18.44) to (17.05)      28.48  to  30.71       (39.71) to  (38.69)
ProFund VP UltraBull....................................  18.77  to  20.74       40.53  to  42.98       (68.31) to  (67.81)



                                                                     AT DECEMBER 31,
                                                         -------------------------------------
                                                                        RETURN***
                                                                    LOWEST TO HIGHEST
                                                         -------------------------------------
                                                                2007                2006
                                                         ------------------    ---------------
All Asset Allocation....................................  1.54%  to  3.27%     7.10%  to 8.86%
AXA Aggressive Allocation (h)........................... (3.41)  to  (2.43)                 --
AXA Conservative Allocation (h).........................   2.09  to   3.09                  --
AXA Conservative-Plus Allocation (h)....................   0.10  to   1.09                  --
AXA Moderate Allocation (h).............................  (0.20) to   0.59                  --
AXA Moderate-Plus Allocation (h)........................  (1.57) to  (0.78)                 --
Dreyfus Stock Index Fund, Inc...........................              3.79               13.94
EQ/AllianceBernstein Small Cap Growth (i) (y)...........   4.56  to   5.14                  --
EQ/BlackRock Basic Value Equity (l).....................  (1.74) to   0.00     17.56  to 19.49
EQ/Boston Advisors Equity Income........................   0.81  to   2.46     12.75  to 14.61
EQ/Calvert Socially Responsible (b).....................   8.93  to  10.81      2.38  to  4.04
EQ/Capital Guardian Research (m) (n) (o)................  (1.68) to  (1.43)              11.00
EQ/Core Bond Index (a) (f) (q) (ad) (ae)................   0.47  to   2.07     (0.09) to  0.22
EQ/Equity Growth PLUS...................................             12.52                7.94
EQ/GAMCO Mergers & Acquisitions.........................   0.49  to   2.23      9.05  to 10.75
EQ/GAMCO Small Company Value............................   6.20  to   8.01     15.53  to 17.37
EQ/Global Multi-Sector Equity (a) (g)...................  38.37  to  40.65      9.07  to  9.35
EQ/Intermediate Government Bond Index (af) (ai).........                --                  --
EQ/International Growth.................................  14.66  to  14.77                  --
EQ/Large Cap Value PLUS (j) (k) (z).....................  (0.48) to  (0.34)                 --
EQ/Lord Abbett Growth and Income (a) (d)................   0.81  to   2.47      2.83  to  3.13
EQ/Mid Cap Index (a) (e) (p)............................   5.30  to   7.00      2.43  to  2.72
EQ/Mid Cap Value PLUS (aa) (ab) (ah)....................                --                  --
EQ/Money Market.........................................   2.06  to   3.74      1.80  to  3.48
EQ/Montag & Caldwell Growth.............................  17.43  to  19.39      4.91  to  6.59
EQ/Morgan Stanley Mid Cap Growth (t) (u) (y)............  10.53  to  11.21                  --
EQ/PIMCO Ultra Short Bond (ac)..........................   8.34  to  10.12     (2.41) to (0.79)
EQ/Quality Bond PLUS (ag) (ai)..........................                --                  --
EQ/Small Company Index (r) (s) (y)......................  (0.59) to  (0.34)                 --
EQ/T. Rowe Price Growth Stock...........................   5.85  to   5.88     (5.34) to (5.17)
EQ/UBS Growth & Income..................................  (1.70) to  (0.08)     8.12  to 12.59
Fidelity(R) VIP Contrafund(R) Portfolio (v).............             15.96               10.09
Franklin Income Securities Fund (w) (x).................   0.81  to   2.52     14.91  to 16.84
Franklin Rising Dividends Securities....................  (5.46) to  (3.86)    13.85  to 15.69
Invesco V.I. Financial Services Fund.................... (24.40) to (23.15)    13.19  to 15.02
Invesco V.I. Global Health Care Fund....................   8.71  to  10.50      2.29  to  3.95
Invesco V.I. Technology Fund............................   4.68  to   6.51      7.34  to  9.11
Invesco Van Kampen V.I. Global Value Equity Fund........   3.65  to   5.34     17.82  to 19.80
Janus Aspen Series Balanced Portfolio...................              9.06                9.22
Janus Aspen Series Enterprise Portfolio.................             20.42               12.05
Janus Aspen Series Forty Portfolio......................  32.81  to  34.99      6.02  to  7.82
Janus Aspen Series Overseas Portfolio...................  24.42  to  26.45     42.47  to 44.91
Janus Aspen Series Worldwide Portfolio..................              8.08               16.65
MFS(R) Utilities Series.................................  24.26  to  26.37     27.56  to 29.67
Multimanager Multi-Sector Bond (a) (c)..................   0.51  to   2.16      1.29  to  1.49
Multimanager Small Cap Growth...........................   0.75  to   2.46      7.15  to  8.79
Oppenheimer Global Securities Fund/VA...................   3.05  to   4.81     14.09  to 15.97
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)..............................................   6.65  to   8.42      1.67  to  3.39
ProFund VP Bear.........................................  (2.28) to  (0.63)    (9.99) to (8.62)
ProFund VP Rising Rates Opportunity.....................  (7.85) to  (6.34)     6.98  to  8.77
ProFund VP UltraBull....................................  (2.03) to  (0.34)    19.66  to 21.55

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Financial Highlights (CONCLUDED)

----------
(a)   Units were made available for sale on November 3, 2006.
(b) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(c) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(e) EQ/Mid Cap Index was substituted for Old Mutual Mid to Cap on November 3, 2006.
(f)   EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
      2006.
(g) EQ/Global Multi-Sector Equity was substituted for Van Kampen Emerging Markets Equity on November 3, 2006.
(h)   Units were made available for sale on June 15, 2007.
(i) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(j) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(k) EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007.
(l) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(m) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(n) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007.
(o) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(p) EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007.
(q) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Bond on November 16, 2007.
(r) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007.
(s) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(t) EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007.
(u)   EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American
      MidCap Growth on November 16, 2007.
(v) Fidelity(R) VIP Contrafund(R) Portfolio was substituted for Fidelity VIP Growth on August 17, 2007.
(w) Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
(x) Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
(y)   Units were made available for sale on August 17, 2007.
(z)   Units were made available for sale on November 16, 2007.
(aa) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(ab) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(ac) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ad) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(ae) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(af) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(ag) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(ah)  Units were made available for sale on September 14, 2009.
(ai)  Units were made available for sale on September 28, 2009.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the underlying fund, net of investment advisory fees assessed by investment advisor and other expenses of the underlying fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Variable Investment Options invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense account, for each period. The ratio includes only those expenses that result in a direct reduction to a net asset value per unit. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effetive date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   PART II, ITEM 8.

                              FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA
                              INDEX TO FINANCIAL STATEMENTS AND SCHEDULES
                                MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm...........................................................   F-1

Financial Statements:
   Balance Sheets, December 31, 2010 and December 31, 2009.........................................................  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2010, 2009 and 2008.....................................  F-3
   Statements of Shareholder's Equity and Comprehensive Income (Loss),
      Years Ended December 31, 2010, 2009 and 2008.................................................................  F-4
   Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008..........................................  F-5
   Notes to Financial Statements...................................................................................  F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of shareholder's equity and comprehensive income
(loss) and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2010 and 2009 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its methods of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

  /s/ PricewaterhouseCoopers LLP
  New York, New York

  March 10, 2011
                                      F-1

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                            BALANCE SHEETS
                                      DECEMBER 31, 2010 AND 2009

                                                                                2010          2009
                                                                            ------------   -----------
                                                                                   (IN MILLIONS)
ASSETS:
Investments:
   Fixed maturities available for sale, at fair value.....................  $      1,900   $     1,962
   Mortgage loans on real estate..........................................           141           149
   Policy loans...........................................................           132           125
   Other invested assets..................................................            78            81
                                                                            ------------   -----------
     Total investments....................................................         2,251         2,317
Cash and cash equivalents.................................................            92            57
Amounts due from reinsurers...............................................           139           136
Deferred policy acquisition costs.........................................           189           174
Value of business acquired................................................           107           147
Other assets..............................................................            29            30
Separate Accounts' assets.................................................         1,840         1,832
                                                                            ------------   -----------

TOTAL ASSETS .............................................................  $      4,647   $     4,693
                                                                            ============   ===========

LIABILITIES
Policyholders' account balances...........................................  $      1,664   $     1,774
Future policy benefits and other policyholders liabilities................           378           360
Other liabilities.........................................................            42            37
Note payable to affiliate.................................................             -            20
Income taxes payable......................................................           118           100
Separate Accounts' liabilities............................................         1,840         1,832
                                                                            ------------   -----------
     Total liabilities....................................................         4,042         4,123
                                                                            ------------   -----------

 Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 13)

 SHAREHOLDER'S EQUITY
 Common stock, $1.00 par value; 5.0 million shares authorized,
    2.5 million issued and outstanding.....................................            2             2
 Capital in excess of par value............................................          514           512
 Retained earnings.........................................................           44            67
 Accumulated other comprehensive income (loss).............................           45           (11)
                                                                            -------------   ----------
      Total shareholder's equity...........................................          605           570
                                                                            -------------   ----------

 TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................ $      4,647    $    4,693
                                                                            =============   ==========


                       See Notes to Financial Statements.

                                 MONY LIFE INSURANCE COMPANY OF AMERICA
                                     STATEMENTS OF EARNINGS (LOSS)
                             YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                               2010                2009             2008
                                                           ------------       --------------    --------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type product
    policy fee income..................................... $        118       $          129    $         147
Premiums..................................................           39                   40               45
Net investment income (loss)..............................          119                  122              126
Investment gains (losses), net:
   Total other-than-temporary impairment losses...........          (56)                 (53)             (38)
   Portion of loss recognized in other
    comprehensive income (loss)...........................            2                    -                -
                                                           ------------       --------------    -------------
      Net impairment losses recognized....................          (54)                 (53)             (38)
   Other investment gains (losses), net...................            6                   (3)               -
                                                           ------------       --------------    -------------
      Total investment gains (losses), net................          (48)                 (56)             (38)
                                                           ------------       --------------    -------------
Other income (loss).......................................            8                   11               10
Increase (decrease) in fair value of
   reinsurance contract...................................            1                   (7)               8
                                                           ------------       --------------    -------------
      Total revenues......................................          237                  239              298
                                                           ------------       --------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...................................           93                   84              120
Interest credited to policyholders' account balances......           68                   71               73
Compensation and benefits.................................           32                   26               29
Commissions  .............................................           35                   31               43
Interest expense..........................................            1                    1                2
Amortization of deferred policy acquisition costs and
    value of business acquired............................           41                   23               88
Capitalization of deferred policy acquisition costs.......          (29)                 (29)             (37)
Rent expense..............................................            3                    4                5
Other operating costs and expenses........................           30                   26               35
                                                           ------------       --------------    -------------
      Total benefits and other deductions.................          274                  237              358
                                                           ------------       --------------    -------------

Earnings (loss), before income taxes......................          (37)                   2              (60)
Income tax (expense) benefit..............................           14                    3               (6)
                                                           ------------       --------------    -------------

Net Earnings (Loss)....................................... $        (23)      $            5    $         (66)
                                                           ============       ==============    =============






                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
       STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                        2010            2009              2008
                                                                    -----------     ------------      ------------
                                                                                     (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2     $          2      $          2
                                                                    -----------     ------------      ------------

Capital in excess of par value, beginning of year.................          512              511               502
Changes in capital in excess of par value.........................            2                1                 9
                                                                    -----------     ------------      ------------
Capital in excess of par value, end of year.......................          514              512               511
                                                                    -----------     ------------      ------------

Retained earnings, beginning of year..............................           67               56               122
Net earnings (loss)...............................................          (23)               5               (66)
Impact of implementing new accounting guidance, net of taxes......            -                6                 -
                                                                    -----------     ------------      ------------
Retained earnings, end of year....................................           44               67                56
                                                                    -----------     ------------      ------------

Accumulated other comprehensive income (loss), beginning of year..          (11)            (119)              (27)
Impact of implementing new accounting guidance, net of taxes......            -               (6)                -
Other comprehensive income (loss).................................           56              114               (92)
                                                                    -----------     ------------      ------------
Accumulated other comprehensive income (loss), end of year........           45              (11)             (119)
                                                                    -----------     ------------      ------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $       605     $        570      $        450
                                                                    ===========     ============      ============

COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)...............................................  $       (23)    $          5      $        (66)
                                                                    -----------     ------------      ------------

Other comprehensive income (loss), net of income taxes:

    Change in unrealized gains (losses),
      net of reclassification adjustment..........................           56              114               (92)
                                                                    -----------     ------------      ------------
Total other comprehensive income (loss), net of income taxes......           56              114               (92)
                                                                    -----------     ------------      ------------

Comprehensive Income (Loss).......................................  $        33     $        119      $       (158)
                                                                    ===========     ============      ============



















                       See Notes to Financial Statements.

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                       STATEMENTS OF CASH FLOWS
                             YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008



                                                                        2010              2009              2008
                                                                   ------------     -------------      ------------
                                                                                     (IN MILLIONS)
Net earnings (loss)..............................................  $        (23)    $           5      $        (66)
  Adjustments to reconcile net earnings (loss) to net cash
     provided by (used in)  operating activities:
     Interest credited to policyholders' account balances........            68                71                73
     Universal life and investment-type product policy
       fee income................................................          (118)             (129)             (147)
     Change in accrued investment income.........................             -                 1                 1
     Investment (gains) losses, net..............................            48                56                38
     Change in deferred policy acquisition costs and
       value of business acquired................................            12                (6)               51
     Change in fair value of guaranteed minimum income
       benefit reinsurance contract..............................            (1)                7                (8)
     Change in future policy benefits............................            (4)               (5)               13
     Change in other policyholders liabilities...................             1                (4)               35
     Change in income tax payable................................           (13)               16                20
     Provision for depreciation and amortization.................             5                 6                 7
     Dividend from AllianceBernstein.............................             5                 4                 5
     Other, net..................................................            10               (22)                7
                                                                   ------------     -------------      ------------

Net cash provided by (used in)  operating activities.............           (10)                -                29
                                                                   ------------     -------------      ------------

Cash flows from investing activities:
   Maturities and repayments of fixed maturities
     and mortgage loans..........................................           101               106               190
   Sales of investments..........................................           122                93                31
   Purchases of investments......................................          (103)             (266)             (128)
   Other, net....................................................            (9)               (4)               (5)
                                                                   ------------     -------------      ------------

Net cash provided by (used in) investing activities..............           111               (71)               88
                                                                   ------------     -------------      ------------

Cash flows from financing activities:
   Policyholders' account balances:
     Deposits....................................................           163               176               287
     Withdrawals and transfers to Separate Accounts..............          (209)             (160)             (337)
   Repayments of note to affiliate...............................           (20)               (4)               (4)
                                                                   ------------     -------------      ------------

Net cash provided by (used in) financing activities..............           (66)               12               (54)
                                                                   ------------     -------------      ------------

Change in cash and cash equivalents..............................            35               (59)               63
Cash and cash equivalents, beginning of year.....................            57               116                53
                                                                   ------------     -------------      ------------

Cash and Cash Equivalents, End of Year...........................  $         92     $          57      $        116
                                                                   ============     =============      ============

Supplemental cash flow information:
   Interest Paid.................................................  $          1     $           1      $          2
                                                                   ============     =============      ============
Schedule of non-cash financing activities:
   Shared-based Programs.........................................  $          2     $           1      $          1
                                                                   ============     =============      ============


                       See Notes to Financial Statements.

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                     NOTES TO FINANCIAL STATEMENTS

1)  ORGANIZATION

    MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French parent company for an international group of insurance and related financial services companies.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation
    ---------------------

    The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

    The years "2010", "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

    Accounting Changes
    ------------------

    In July 2010, the Financial Accounting Standards Board ("FASB") issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

    Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

    The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

    As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6 million at that date with a corresponding decrease to accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $14 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

    Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to MLOA for 2010 and 2009 reflected increases of $2 million and $0 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

    Effective April 1, 2009, MLOA implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, MLOA concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on MLOA's results of operations or financial position. At December 31, 2010 and 2009, respectively, the fair value of MLOA's CMBS portfolio was $36 million and $64 million.

    On June 12, 2009 the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. Adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

    Effective January 1, 2008, MLOA implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net earnings (loss) of $1 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1 million, offset by a decrease in related DAC amortization of $0 million and a decrease of $0 million to deferred income taxes. This increase in the GMIB reinsurance contract's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

    Effective December 31, 2008, MLOA adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $65 million and $34 million, respectively, at December 31, 2010 and $126 million and $69 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance did not have an impact on MLOA's results of operations or financial position.

    New Accounting Pronouncements
    -----------------------------

    In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

    In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

      o   incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
      o   a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
      o   direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

    An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

    Investments
    -----------

    The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

    MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

    MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

    If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Policy loans are stated at unpaid principal balances.

    Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for the consolidation of VIEs are consolidated; those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

    Equity securities include common stock classified as AFS are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

    Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

    Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

    All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

    Valuation Allowances for Mortgage Loans:
    ----------------------------------------

    For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      o Payment status - current vs delinquent - A history of delinquent payments may be a cause for concern.

      o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

      o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Mortgage loans also are reviewed quarterly by the IUS Committee for impairment on a loan-by-loan basis, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

    For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $9 million and $8 million for commercial and $0 million and $0 million for agricultural, respectively.

    Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
    ---------------------------------------------------------------------------
    Investment Gains (Losses)
    -------------------------

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

    Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

    Fair Value of Other Financial Instruments
    -----------------------------------------

    Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

      Level 1         Quoted prices for identical instruments in active markets.
                      Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


      Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in not active, and inputs to model-derived valuations that markets that are are directly observable or can be corroborated by observable market data.

      Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 50.5% and 49.1% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

    At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 47.9% and 48.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

    Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010 and 2009, respectively, approximately $35 million and $50 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

    At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.6% and 2.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $18 million and $33 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $42 million and $69 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, MLOA instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third-party service. At December 31, 2010, MLOA continued to apply this methodology to measure the fair value of these CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

    Level 3 also includes the GMIB reinsurance asset that is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect deterioration in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2010 to recognize incremental counterparty non-performance risk.

    Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

    Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts.

    Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

    The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in Policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current market rates.

    The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

    The fair value for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    DAC and VOBA
    ------------

    DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with the purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

    Amortization Policy. For variable life and investment-type contracts, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits or based upon estimated assessments. The calculation of gross profits considers investment results, Separate Account fees, mortality and expense margins, lapse rates, withdrawals, contract persistency and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet date.

    A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the guaranteed minimum death benefit ("GMDB") and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

    In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (7.26% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (13.26% net of product weighted average Separate Account fees) and 0% (-1.74% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

    If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in ten quarters.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

    DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    MLOA issues or has issued certain variable annuity products with a GMDB feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

    The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were $247 million, $394 million and $(835) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

    Other Accounting Policies
    -------------------------

    MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Discontinued operations include real estate held-for-sale.
    ----------------------------------------------------------

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.

      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years in the period ended December 31, 2010 were not significant.

3) INVESTMENTS

   Fixed Maturities and Equity Securities
   --------------------------------------

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS at December 31, 2010 and 2009.



                               AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                                  GROSS           GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED                          OTTI
                                                  COST            GAINS           LOSSES         FAIR VALUE      IN AOCI (3)
                                               ----------       ----------      ----------       ----------      ----------
                                                                               (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed Maturities:
   Corporate..............................     $    1,522       $      112      $        5       $    1,629      $        -
   U.S. Treasury, government
     and agency (4).......................             87                1               -               88               -
   States and political subdivisions......             21                -               1               20               -
   Foreign governments....................              4                -               -                4               -
   Commercial mortgage-backed.............             68                -              32               36               3
   Residential mortgage-backed (1)........             33                2               -               35               -
   Asset-backed (2).......................             10                1               -               11               -
   Redeemable preferred stock.............             81                -               4               77               -
                                               ----------       ----------      ----------       ----------      ----------
Total at December 31, 2010................     $    1,826       $      116      $       42       $    1,900      $        3
                                               ==========       ==========      ==========       ==========      ==========

December 31, 2009
-----------------
Fixed Maturities:
   Corporate..............................     $    1,589       $       73      $       19       $    1,643      $        -
   U.S. Treasury, government
     and agency...........................             72                1               2               71               -
   States and political subdivisions......             19                -               1               18               -
   Foreign governments....................              4                -               -                4               -
   Commercial mortgage-backed.............            120                -              57               63               -
   Residential mortgage-backed (1)........             49                1               -               50               -
   Asset-backed (2).......................             10                -               -               10               -
   Redeemable preferred stock.............            123                -              20              103               -
                                               ----------       ----------      ----------       ----------      ----------
Total at December 31, 2009................
                                               $    1,986       $       75      $       99       $    1,962      $        -
                                               ==========       ==========      ==========       ==========      ==========




      (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations

      (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans

      (3) Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

      (4) Reflects $15 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

    The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                                      AMORTIZED
                                                                                         COST             FAIR VALUE
                                                                                    --------------     ---------------
                                                                                               (IN MILLIONS)
      Due in one year or less....................................................   $           88     $            89
      Due in years two through five..............................................              661                 707
      Due in years six through ten...............................................              736                 791
      Due after ten years........................................................              149                 154
                                                                                    --------------     ---------------
         Subtotal................................................................            1,634               1,741
      Commercial mortgage-backed securities......................................               68                  36
      Residential mortgage-backed securities.....................................               33                  35
      Asset-backed securities....................................................               10                  11
                                                                                    --------------     ---------------
      Total......................................................................   $        1,745     $         1,823
                                                                                    ==============     ===============


    MLOA recognized OTTI on AFS fixed maturities as follows:



                                                                             DECEMBER 31,
                                                           --------------------------------------------
                                                              2010              2009            2008
                                                           ----------         ---------      ----------
                                                                           (IN MILLIONS)

       Credit losses recognized in earnings (loss) (1)..   $      (54)        $     (53)     $      (38)
       Non-credit losses recognized in OCI..............           (2)                -               -
                                                           ----------         ---------      ----------
       Total OTTI.......................................   $      (56)        $     (53)     $      (38)
                                                           ==========         =========      ==========


    (1) During 2010 and 2009, included in credit losses recognized in earnings
        (loss) were OTTI of $1 million and $0 million related to AFS fixed maturities as MLOA intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

    The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                   2010           2009
                                                                                                 --------      ---------
                                                                                                      (IN MILLIONS)

    Balance at January 1, 2010 and March 31, 2009, respectively.............................     $    (54)     $       -
    Cumulative adjustment related to implementing new guidance on April 1, 2009.............            -            (19)
    Previously recognized impairments on securities that matured, paid, prepaid or sold.....           25             18
    Recognized impairments on securities impaired to fair value this period (1).............           (1)             -
    Impairments recognized this period on securities not previously impaired................          (52)           (53)
    Additional impairments this period on securities previously impaired....................           (1)             -
    Increases due to passage of time on previously recorded credit losses...................            -              -
    Accretion of previously recognized impairments due to increases in expected cash flows..            -              -
                                                                                                 --------      ---------
     Balance at December 31,................................................................     $    (83)     $     (54)
                                                                                                 ========      =========


    (1) Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

    Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:



                                                                                               DECEMBER 31,
                                                                                    ----------------------------------
                                                                                        2010                 2009
                                                                                    -------------       --------------
                                                                                               (IN MILLIONS)

      AFS Securities:
         Fixed maturities:
           With OTTI losses......................................................   $          (3)      $            -
           All other.............................................................              77                  (24)
                                                                                    -------------       --------------
       Net Unrealized Gains (Losses).............................................   $          74       $          (24)
                                                                                    =============       ==============

    Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

          NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES


                                                                                                                   AOCI
                                           NET                                                 DEFERRED         GAIN (LOSS)
                                        UNREALIZED                                              INCOME         RELATED TO NET
                                          GAINS                                                   TAX           UNREALIZED
                                       (LOSSES) ON          DAC AND        POLICYHOLDERS         ASSET          INVESTMENT
                                       INVESTMENTS            VOBA          LIABILITIES       (LIABILITY)      GAINS (LOSSES)
                                       -----------        ------------     -------------     ------------      -------------
                                                                            (IN MILLIONS)

Balance, January 1, 2010.............  $         -        $          -     $           -     $          -      $           -
Net investment gains (losses)
  arising during the year............           (2)                  -                 -                -                 (2)
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..            1                   -                 -                -                  1
    Excluded from
       Net earnings (loss) (1).......           (2)                  -                 -                -                 (2)
Impact of net unrealized investment
  gains (losses) on:
    DAC and VOBA.....................            -                   -                 -                -                  -
    Deferred income taxes............            -                   -                 -                1                  1
    Policyholders liabilities........            -                   -                 -                -                  -
                                       -----------        ------------     -------------     ------------      -------------
Balance, December 31, 2010...........  $        (3)       $          -     $           -     $          1      $          (2)
                                       ===========        ============     =============     ============      =============

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
          (loss) for securities with no prior OTTI loss.

                   ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                     AOCI
                                            NET                                                 DEFERRED          GAIN (LOSS)
                                         UNREALIZED                                              INCOME         RELATED TO NET
                                           GAINS                                                   TAX             UNREALIZED
                                        (LOSSES) ON         DAC AND        POLICYHOLDERS          ASSET            INVESTMENT
                                        INVESTMENTS           VOBA          LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ------------      ------------     -------------       ------------       -----------
                                                                             (IN MILLIONS)

Balance, January 1, 2010.............   $        (24)     $          7     $           -       $          6       $       (11)
Net investment gains (losses)
  arising during the year............             52                 -                 -                  -                52
Reclassification adjustment for
  OTTI losses:
     Included in Net earnings (loss).             47                 -                 -                  -                47
     Excluded from
      Net earnings (loss) (1)........              2                 -                 -                  -                 2
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................              -               (13)                -                  -               (13)
     Deferred income taxes...........              -                 -                 -                (30)              (30)
     Policyholders liabilities.......              -                 -                 -                  -                 -
                                        ------------      ------------     -------------       ------------       -----------
Balance, December 31, 2010...........   $         77      $         (6)    $           -       $        (24)      $        47
                                        ============      ============     =============       ============       ===========

      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


          Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses



                                                                                                                      AOCI
                                              Net                                                 Deferred         Gain (Loss)
                                          Unrealized                                               Income         Related to Net
                                             Gains                                                   Tax           Unrealized
                                         (Losses) on          DAC and        Policyholders          Asset          Investment
                                         Investments            VOBA          Liabilities        (Liability)     Gains (Losses)
                                         -----------        ------------     -------------      -------------     ------------
                                                                              (In Millions)

Balance, January 1, 2009.............    $         -        $          -     $           -      $          -      $          -
Cumulative impact of implementing
  new guidance on April 1, 2009......              -                   -                 -                 -                 -
Net investment gains (losses)
  arising during the year............              -                   -                 -                 -                 -
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..              -                   -                 -                 -                 -
    Excluded from
       Net earnings (loss) (1).......              -                   -                 -                 -                 -
Impact of net unrealized investment
  gains (losses) on:
    DAC and VOBA.....................              -                   -                 -                 -                 -
    Deferred income taxes............              -                   -                 -                 -                 -
    Policyholders liabilities........              -                   -                 -                 -                 -
                                         -----------        ------------     -------------      ------------      ------------
Balance, December 31, 2009...........    $         -        $          -     $           -      $          -      $          -
                                         ===========        ============     =============      ============      ============

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
          (loss) for securities with no prior OTTI loss.

                   All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                  AOCI
                                            Net                                               Deferred         Gain (Loss)
                                         Unrealized                                            Income        Related to Net
                                           Gains                                                Tax            Unrealized
                                        (Losses) on        DAC and       Policyholders         Asset           Investment
                                        Investments          VOBA         Liabilities       (Liability)      Gains (Losses)
                                        ----------       ------------    -------------      ------------      ----------
                                                                           (In Millions)

Balance, January 1, 2009.............   $     (244)      $         61    $           -      $         64      $     (119)
Cumulative impact of implementing
  new guidance on April 1, 2009......          (14)                 4                -                 4              (6)
Net investment gains (losses)
  arising during the year............          220                  -                -                 -             220
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..           14                  -                -                 -              14
    Excluded from
      Net earnings (loss) (1)........            -                  -                -                 -               -
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................            -                (58)               -                 -             (58)
     Deferred income taxes...........            -                  -                -               (62)            (62)
     Policyholders liabilities.......            -                  -                -                 -               -
                                        ----------       ------------    -------------      ------------      ----------
Balance, December 31, 2009...........   $      (24)      $          7    $           -      $          6      $      (11)
                                        ==========       ============    =============      ============      ==========

      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

    The following tables disclose the fair values and gross unrealized losses of the 108 issues at December 31, 2010 and the 145 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                                     DECEMBER 31, 2010
                                   ------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS          12 MONTHS OR LONGER                 TOTAL
                                   -------------------------    -------------------------     -------------------------
                                                    GROSS                        GROSS                         GROSS
                                                  UNREALIZED                   UNREALIZED                    UNREALIZED
                                    FAIR VALUE      LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                                   -----------    ----------    ----------     ----------     ----------     ----------
                                                                        (IN MILLIONS)

    Fixed Maturities:
      Corporate..................  $        87    $       (3)   $       30     $       (2)    $      117     $       (5)
      U.S. Treasury, government
         and agency..............            2             -             -              -              2              -
      States and political
         subdivisions............           19            (1)            -              -             19             (1)
      Foreign governments........            2             -             -              -              2              -
      Commercial mortgage-
         backed..................            1            (1)           32            (31)            33            (32)
      Residential mortgage-
         backed..................            -             -             -              -              -              -
      Asset-backed...............            -             -             1              -              1              -
      Redeemable preferred
         stock...................            -             -            70             (4)            70             (4)
                                   -----------    ----------    ----------     ----------     ----------     ----------
         Total...................  $       111    $       (5)   $      133     $      (37)    $      244     $      (42)
                                   ===========    ==========    ==========     ==========     ==========     ==========



                                                                 December 31, 2009
                               ------------------------------------------------------------------------------------
                                 Less Than 12 Months (1)       12 Months or Longer (1)              Total
                               -------------------------     -------------------------     ------------------------

                                                 Gross                        Gross                       Gross
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair Value      Losses       Fair Value      Losses       Fair Value      Losses
                               -------------    --------     ----------     ----------     ----------    ----------
                                                                   (In Millions)

Fixed Maturities:
  Corporate..................  $       160    $       (4)    $      176     $      (15)    $      336    $     (19)
  U.S. Treasury, government
     and agency..............           39            (2)             -              -             39            (2)
  States and political
     subdivisions............           15            (1)             2              -             17            (1)
  Foreign governments........            2             -              -              -              2             -
  Commercial mortgage-
     backed..................            3            (2)            61            (55)            64           (57)
  Residential mortgage-
     backed..................            -             -              -              -              -             -
  Asset-backed...............            5             -              -              -              5             -
  Redeemable preferred
     stock...................            -             -             98            (20)            98           (20)
                               -----------    ----------     ----------     ----------     ----------    ----------
     Total...................  $       224    $       (9)    $      337     $      (90)    $      561    $      (99)
                               ===========    ==========     ==========     ==========     ==========    ==========

      (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

    MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposure to a single issuer of corporate securities held at December 31, 2010 and 2009 were $27 million and $40 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $175 million and $179 million, or 9.6% and 8.6%, of the $1,826 million and $1,986 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $30 million and $56 million at December 31, 2010 and 2009, respectively.

    MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, MLOA owned $5 million and $5 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

    At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

    For 2010, 2009 and 2008, respectively, net investment income is shown net of investment expenses of $4 million, $4 million and $6 million.

    Valuation Allowances for Mortgage Loans:
    ----------------------------------------

    Allowances for credit losses for mortgage loans in 2010 are as follows:


                                                                             MORTGAGE LOANS
                                                          --------------------------------------------------
                                                           COMMERCIAL       AGRICULTURAL            TOTAL
                                                          ------------      ------------        ------------
                                                                              (IN MILLIONS)

ALLOWANCE FOR CREDIT LOSSES:
Beginning balance, January 1...........................   $          2      $          -        $          2
      Charge-offs......................................              -                 -                   -
      Recoveries.......................................              -                 -                   -
      Provision........................................              -                 -                   -
                                                          ------------      ------------        ------------
Ending Balance, December 31............................   $          2      $          -                   2
                                                          ============      ============        ============

Ending Balance, December 31:
      Individually Evaluated for Impairment............   $          2      $          -        $          2
                                                          ============      ============        ============

      Collectively Evaluated for Impairment............   $          -      $          -        $          -
                                                          ============      ============        ============

      Loans Acquired with Deteriorated Credit Quality..   $          -      $          -        $          -
                                                          ============      ============        ============

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans.


        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                                   COMMERCIAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN       MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       5   $       -   $       -  $       -   $       2  $       -   $       7
        50% - 70%.....................             -           -          30          7           4          -          41
        70% - 90%.....................             -           -           -         28           -          -          28
        90% plus......................            10           -           -          -           -          -          10
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Commercial
        Mortgage Loans................     $      15   $       -   $      30  $      35   $       6  $       -   $      86
                                           =========   =========   =========  =========   =========  =========   =========


                                                                  AGRICULTURAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN      MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       2   $       -   $       6  $       7   $       1  $      25   $      41
        50% - 70%.....................             1           -           1          5           4          5          16
        70% - 90%.....................             -           -           -          -           -          -           -
        90% plus......................             -           -           -          -           -          -           -
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Agricultural
        Mortgage Loans................     $       3   $       -   $       7  $      12   $       5  $      30   $      57
                                           =========   =========   =========  =========   =========  =========   =========


                                                                      TOTAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN      MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       7   $       -   $       6  $       7   $       3  $      25   $      48
        50% - 70%.....................             1           -          31         12           8          5          57
        70% - 90%.....................             -           -           -         28           -          -          28
        90% plus......................            10           -           -          -           -          -          10
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Mortgage Loans.............     $      18   $       -   $      37  $      47   $      11  $      30   $     143
                                           =========   =========   =========  =========   =========  =========   =========


   (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

   (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the age analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                   RECORDED
                                                              GREATER                                             INVESTMENT
                                                               THAN                                  TOTAL         > 90 DAYS
                                    30-59        60-89          90                                 FINANCING          AND
                                    DAYS         DAYS          DAYS      TOTAL      CURRENT       RECEIVABLES      ACCRUING
                                  --------      -------      --------   --------    --------      -----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $      -      $     -      $      -   $      -    $     86      $        86      $      -
    Agricultural...........              -            -             -          -          57               57             -
                                  --------      -------      --------   --------    --------      -----------      --------

TOTAL .....................       $      -      $     -      $      -   $      -    $    143      $       143      $      -
                                  ========      =======      ========   ========    ========      ===========      ========

    The following table provides information relating to impaired mortgage loans at December 31, 2010.


                            IMPAIRED MORTGAGE LOANS

                                                           UNPAID                             AVERAGE            INTEREST
                                           RECORDED      PRINCIPAL           RELATED          RECORDED            INCOME
                                          INVESTMENT      BALANCE           ALLOWANCE        INVESTMENT          RECOGNIZED
                                         -----------     -----------       ----------        ----------          ----------
                                                                              (IN MILLIONS)
     With no related
       allowance recorded:
       Commercial mortgage
         loans - other...........        $         -     $         -       $        -        $        -          $        -
       Agricultural mortgage
         loans...................                  -               -                -                 -                   -
                                         -----------     -----------       ----------        ----------          ----------

      TOTAL .....................        $         -     $         -       $        -        $        -          $        -
                                         ===========     ===========       ==========        ==========          ==========

     With related
       allowance recorded:
       Commercial mortgage
         loans - other...........        $        10      $        8       $      (2)       $        10         $         1
       Agricultural mortgage
         loans...................                  -               -               -                  -                   -
                                         -----------      ----------       ---------        -----------         -----------

       TOTAL ....................        $        10      $        8       $      (2)       $        10         $         1
                                         ===========      ==========       =========        ============        ===========


    During 2009 and 2008, respectively, MLOA's average recorded investment in impaired mortgage loans was $6 million and $0 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $0 million for 2009 and 2008, respectively.

    Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 follow:

                                                                                December 31,
                                                                                   2009
                                                                                -----------
                                                                               (In Millions)

       Impaired mortgage loans with investment valuation allowances........     $        10
       Impaired mortgage loans without investment valuation allowances.....               -
                                                                                -----------
       Recorded investment in impaired mortgage loans......................              10
       Investment valuation allowances.....................................              (2)
                                                                                -----------
       Net Impaired Mortgage Loans.........................................     $         8
                                                                                ===========

    Equity Investments
    ------------------

    MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2010 and 2009 were $2 million and $3 million, respectively.

    The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                                2010           2009
                                                                                            -----------     -----------
                                                                                                   (IN MILLIONS)

      Balance at January 1................................................................  $        79     $        82
      Purchase of Units...................................................................            -               -
      Equity in net earnings (loss).......................................................            4               5
      Impact of issuance of AllianceBernstein Units.......................................           (2)             (4)
      Dividends received..................................................................           (5)             (4)
                                                                                            -----------     -----------
      Balance at December 31..............................................................  $        76     $        79
                                                                                            ===========     ===========



4) VALUE OF BUSINESS ACQUIRED

    The following presents MLOA's VOBA asset at December 31, 2010 and 2009:

                                                                                             LESS:
                                                                          GROSS           ACCUMULATED
                                                                         CARRYING        AMORTIZATION
                                                                          AMOUNT         AND OTHER (1)          NET
                                                                      --------------    --------------     --------------
                                                                                         (IN MILLIONS)
    VOBA
    ----
         DECEMBER 31, 2010........................................... $          416    $         (309)    $          107
                                                                      ==============    ==============     ==============

         December 31, 2009........................................... $          416    $         (269)    $          147
                                                                      ==============    ==============     ==============

    (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

    For 2010, 2009 and 2008, total amortization expense related to VOBA was $27 million, $17 million and $58 million, respectively. VOBA amortization is estimated to range between $12 million and $8 million annually through 2015.

5) FAIR VALUE DISCLOSURES

    Assets measured at fair value on a recurring basis are summarized below:


                                        FAIR VALUE MEASUREMENTS
                                           DECEMBER 31, 2010

                                                       LEVEL 1            LEVEL 2            LEVEL 3             TOTAL
                                                    -------------      -------------      --------------     -------------
                                                                                 (IN MILLIONS)
      ASSETS
      Investments:
         Fixed maturities available-for-sale:
            Corporate...........................    $           -      $       1,610      $           19     $       1,629
            U.S. Treasury, government
              and agency........................                -                 88                   -                88
            States and political subdivisions...                -                 20                   -                20
            Foreign governments.................                -                  4                   -                 4
            Commercial mortgage-backed..........                -                  -                  36                36
            Residential mortgage-backed (1).....                -                 35                   -                35
            Asset-backed (2)....................                -                  6                   5                11
            Redeemable preferred stock..........               19                 58                   -                77
                                                    -------------      -------------      --------------     -------------
              Subtotal..........................               19              1,821                  60             1,900
                                                    -------------      -------------      --------------     -------------
         Other equity investments...............                1                  -                   -                 1
      Cash equivalents..........................               87                  -                   -                87
      GMIB reinsurance contracts................                -                  -                   2                 2
      Separate Accounts' assets.................            1,825                 15                   -             1,840
                                                    -------------      -------------      --------------     -------------
            Total Assets........................    $       1,932      $       1,836      $           62     $       3,830
                                                    =============      =============      ==============     =============

     (1) Includes publicly traded agency pass-through securities and collateralized obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                                        Fair Value Measurements
                                           December 31, 2009

                                                        Level 1           Level 2            Level 3           Total
                                                    -------------     -------------      --------------    -------------
                                                                                (In Millions)
      Assets
      Investments:
         Fixed maturities available-for-sale...
            Corporate..........................     $           -     $       1,619      $           24    $       1,643
            U.S. Treasury, government
              and agency.......................                 -                71                   -               71
            States and political subdivisions..                 -                18                   -               18
            Foreign governments................                 -                 4                   -                4
            Commercial mortgage-backed.........                 -                 -                  63               63
            Residential mortgage-backed (1)....                 -                50                   -               50
            Asset-backed (2)...................                 -                 5                   5               10
            Redeemable preferred stock.........                17                80                   6              103
                                                    -------------     -------------      --------------    -------------
              Subtotal.........................                17             1,847                  98            1,962
                                                    -------------     -------------      --------------    -------------
         Other equity investments..............                 1                 -                   -                1
      Cash equivalents.........................                52                 -                   -               52
      GMIB reinsurance contracts...............                 -                 -                   1                1
      Separate Accounts' assets................             1,817                15                   -            1,832
                                                    -------------     -------------       -------------    -------------
            Total Assets.......................     $       1,887     $       1,862      $           99    $       3,848
                                                    =============     =============      ==============    =============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2010, AFS fixed maturities with fair values of $9 million and $1 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $2 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2% of total equity at December 31, 2010.

    The table below presents a reconciliation for all Level 3 assets at December 31, 2010 and 2009, respectively.

                                          LEVEL 3 INSTRUMENTS
                                        FAIR VALUE MEASUREMENTS

                                                      US        STATE AND
                                                   TREASURY,    POLITICAL              COMMERCIAL     RESIDENTIAL
                                                   GOVT AND       SUB-       FOREIGN    MORTGAGE-       MORTGAGE-     ASSET-
                                      CORPORATE     AGENCY      DIVISIONS     GOVTS      BACKED          BACKED       BACKED
                                      --------     --------     --------     --------  -----------      --------      -------
                                                                            (IN MILLIONS)
Balance, January 1, 2010...........   $     24     $      -     $      -     $      -  $        63      $      -      $     5
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
    Net investment income (loss)...          -            -            -            -            -             -            -
    Investment gains
      (losses), net................          -            -            -            -          (53)            -            -
    Increase (decrease) in the
      fair value of the
      reinsurance contracts........          -            -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
        Subtotal...................          -            -            -            -          (53)            -            -
                                      --------     --------     --------     --------  -----------      --------      -------
  Other comprehensive
    income (loss)..................          -            -            -            -           26             -            -
Purchases/issuances................          4            -            -            -            -             -            -
Sales/settlements..................         (2)           -            -            -            -             -            -
Transfers into/out
      of Level 3 (2)...............         (7)           -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
Balance, Dec. 31, 2010.............   $     19     $      -     $      -     $      -  $        36      $      -      $     5
                                      ========     ========     ========     ========  ===========      ========      =======


      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                           REDEEM-
                                            ABLE           OTHER            OTHER           GMIB           SEPARATE
                                          PREFERRED        EQUITY          INVESTED      REINSURANCE       ACCOUNTS
                                            STOCK       INVESTMENTS(1)      ASSETS        CONTRACTS         ASSETS
                                        ------------    --------------    -----------   -------------    -------------
                                                                       (IN MILLIONS)

Balance, January 1, 2010...........     $          6    $            -    $         -   $           1    $           -
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
     Net investment income (loss)..                -                 -              -               -                -
     Investment gains
        (losses), net..............                2                 -              -               -                -
     Increase (decrease) in the
        fair value of the
        reinsurance contracts......                -                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
          Subtotal.................                2                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
  Other comprehensive
     income (loss).................                -                 -              -               -                -
Purchases/issuances................                -                 -              -               1                -
Sales/settlements..................               (8)                -              -               -                -
Transfers into/out of Level 3 (2)                  -                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
Balance, Dec. 31, 2010.............     $          -    $            -    $         -   $           2    $           -
                                        ============    ==============    ===========   =============    =============

       (1) Includes Trading securities' Level 3 amount.
       (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                                       US        State and
                                                    Treasury,    Political             Commercial      Residential
                                                    Govt and       Sub-      Foreign    Mortgage-       Mortgage-      Asset-
                                      Corporate      Agency      divisions    Govts      backed          backed        backed
                                      --------     --------     --------     --------  -----------      --------      -------
Full Year 2009:                                                             (In Millions)
Balance, January 1, 2009..........    $     51     $      -     $      -     $      -  $        86      $      -      $     5
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
    Net investment income (loss)..           -            -            -            -            -             -            -
    Investment gains
      (losses), net...............           -            -            -            -          (14)            -           (5)
    Increase (decrease) in the
      fair value of the
      reinsurance contracts.......           -            -            -            -            -             -            -
                                      --------     --------     --------    ---------   ----------      --------      -------
        Subtotal..................           -            -            -            -          (14)            -           (5)
                                      --------     --------     --------    ---------   ----------      --------      -------
  Other comprehensive
    income (loss).................           2            -            -            -           (9)            -            -
Purchases/issuances...............           -            -            -            -            -             -            -
Sales/settlements.................          (8)           -            -            -            -             -            5
Transfers into/out
    of Level 3 (2)................         (21)           -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
Balance, Dec. 31, 2009............    $     24     $      -     $      -     $      -  $        63      $      -      $     5
                                      ========     ========     ========     ========  ===========      ========      =======


      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                           Redeem-
                                            able              Other            Other           GMIB            Separate
                                          Preferred           Equity          Invested      Reinsurance        Accounts
                                            Stock          Investments(1)      Assets        Contracts          Assets
                                         -----------        ------------    -----------     -----------      -----------
                                                                           (In Millions)

Balance, January 1, 2009...........      $         -        $          -    $         -     $         8      $         -
 Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
     Net investment income (loss)..                -                   -              -               -                -
     Investment gains
        (losses), net..............              (25)                  -              -               -                -
     Increase (decrease) in the
        fair value of the
        reinsurance contracts......                -                   -              -              (8)               -
                                         -----------        ------------    -----------    ------------      -----------
          Subtotal.................              (25)                  -              -              (8)               -
                                         -----------        ------------    -----------    ------------      -----------
  Other comprehensive
     income (loss).................               19                   -              -               -                -
Purchases/issuances................                -
Sales/settlements..................                -                   -              -               1                -
Transfers into/out
     of Level 3 (2)................               12                   -              -               -                -
                                         -----------        ------------    -----------     -----------      -----------
Balance, Dec. 31, 2009.............      $         6        $          -    $         -     $         1      $         -
                                         ===========        ============    ===========     ===========      ===========

      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                                             EARNINGS (LOSS)
                                                           ------------------------------------------------
                                                                                                 INCREASE
                                                               NET           INVESTMENT       (DECREASE) IN
                                                            INVESTMENT          GAINS         FAIR VALUE OF
                                                              INCOME          (LOSSES),        REINSURANCE
                                                              (LOSS)             NET            CONTRACTS            OCI
                                                           -----------      ------------      -------------       ---------
                                                                                    (IN MILLIONS)
      LEVEL 3 INSTRUMENTS
      FULL YEAR 2010
      STILL HELD AT DECEMBER 31, 2010:
         Change in unrealized gains (losses)
           Fixed maturities, available-for-sale:
             Corporate.................................    $         -      $          -      $           -       $       -
             U.S. Treasury, government and agency......              -                 -                  -               -
             State and political subdivisions..........              -                 -                  -               -
             Foreign governments.......................              -                 -                  -               -
             Commercial mortgage-backed................              -                 -                  -              26
             Residential mortgage-backed...............              -                 -                  -               -
             Asset-backed..............................              -                 -                  -               -
             Redeemable preferred stock................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
                  Subtotal.............................              -                 -                  -              26
                                                           -----------      ------------      -------------       ---------
           Equity securities, available-for-sale.......              -                 -                  -               -
           Other equity investments....................              -                 -                  -               -
           Cash equivalents............................              -                 -                  -               -
           GMIB reinsurance contracts..................              -                 -                  1               -
           Separate Accounts' assets...................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
               Total...................................    $         -      $          -      $           1       $      26
                                                           ===========      ============      =============       =========


                                                                            Earnings (Loss)
                                                           ------------------------------------------------
                                                                                                 Increase
                                                               Net           Investment       (Decrease) in
                                                            Investment          Gains          Fair Value of
                                                              Income          (Losses),         Reinsurance
                                                              (Loss)             Net             Contracts            OCI
                                                           -----------      ------------      -------------       ---------
                                                                                    (In Millions)

      Level 3 Instruments
      Full Year 2009
      Still Held at December 31, 2009:
         Change in unrealized gains (losses)
           Fixed maturities, available-for-sale:
             Corporate.................................    $         -      $          -      $           -       $       1
             U.S. Treasury, government and agency......              -                 -                  -               -
             State and political subdivisions..........              -                 -                  -               -
             Foreign governments.......................              -                 -                  -               -
             Commercial mortgage-backed................              -                 -                  -              (9)
             Residential mortgage-backed...............              -                 -                  -               -
             Asset-backed..............................              -                 -                  -               1
             Redeemable preferred stock................              -                 -                  -              19
                                                           -----------      ------------      -------------       ---------
                  Subtotal.............................              -                 -                  -              12
                                                           -----------      ------------      -------------       ---------
           Equity securities, available-for-sale.......              -                 -                  -               -
           Other equity investments....................              -                 -                  -               -
           Cash equivalents............................              -                 -                  -               -
           GMIB reinsurance contracts..................              -                 -                 (7)              -
           Separate Accounts' assets...................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
               Total...................................    $         -      $          -      $          (7)      $      12
                                                           ===========      ============      =============       =========


    The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 5 are presented in the table below.


                                                                                      DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                         2010                              2009
                                                             ---------------------------       ----------------------------
                                                               CARRYING                         Carrying
                                                                VALUE         FAIR VALUE          Value          Fair Value
                                                             ----------       ----------       -----------      -----------
                                                                                      (IN MILLIONS)

      Mortgage loans on real estate........................  $      141       $      146       $       149      $       152
      Policyholders liabilities: investment contracts......         268              273               320              317
      Note payable to affiliate............................           -                -                20               20

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts - GMDB and GMIB
   ------------------------------------------

    MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                                     GMDB               GMIB              TOTAL
                                                                  -----------        ----------        -----------
                                                                                     (IN MILLIONS)
      Balance at January 1, 2008..............................    $         1        $        1        $         2
         Paid guarantee benefits..............................             (2)                -                 (2)
         Other changes in reserve.............................              7                 2                  9
                                                                  -----------        ----------        -----------
      Balance at December 31, 2008............................              6                 3                  9
         Paid guarantee benefits..............................             (3)                -                 (3)
         Other changes in reserve.............................              2                 -                  2
                                                                  -----------        ----------        -----------
      Balance at December 31, 2009............................              5                 3                  8
         Paid guarantee benefits..............................             (2)                -                 (2)
         Other changes in reserve.............................              3                (1)                 2
                                                                  -----------        ----------        -----------
      Balance at December 31, 2010............................    $         6        $        2        $         8
                                                                  ===========        ==========        ===========

      Related GMDB reinsurance ceded amounts were:


                                                             GMDB
                                                          ----------
                                                         (IN MILLIONS)

      Balance at January 1, 2008........................  $        1
        Paid guarantee benefits.........................           -
        Other changes in reserve........................           2
                                                          ----------
      Balance at December 31, 2008......................           3
        Paid guarantee benefits.........................           -
        Other changes in reserve........................           -
                                                          ----------
      Balance at December 31, 2009......................           3
        Paid guarantee benefits.........................          (1)
        Other changes in reserve........................           1
                                                          ----------
      Balance at December 31, 2010......................  $        3
                                                          ==========

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                       RETURN
                                                         OF
                                                       PREMIUM        RATCHET       ROLL-UP         COMBO          TOTAL
                                                    -----------     -----------   -----------    -----------    -----------
                                                                               (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account........................  $     129       $     183           N/A      $      27      $     339
           Separate Accounts......................  $     417       $     542           N/A      $      94      $   1,053
        Net amount at risk, gross.................  $       6       $      69           N/A      $      18      $      93
        Net amount at risk, net of
           amounts reinsured......................  $       6       $      59           N/A      $       1      $      66
        Average attained age of contractholders...         64.5            64.8         N/A             64.4           64.6
        Percentage of contractholders
           over age 70............................         22.6%           22.3%        N/A             19.0%          22.3%
        Contractually specified interest rates....        N/A             N/A           N/A              5.0%           5.0%

      GMIB:
      -----
        Account values invested in:
            General Account.......................        N/A             N/A     $      27            N/A      $      27
            Separate Accounts.....................        N/A             N/A     $      94            N/A      $      94
        Net amount at risk, gross.................        N/A             N/A     $       2            N/A      $       2
        Net amount at risk, net of
          amounts reinsured.......................        N/A             N/A     $       0            N/A      $       0
        Weighted average years  remaining
          until annuitization ....................        N/A             N/A             2.2          N/A              2.2
        Contractually specified interest rates....        N/A             N/A             5.0%         N/A              5.0%


     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

    The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                               ----------------------------
                                                                                  2010              2009
                                                                               ----------        ----------
                                                                                        (IN MILLIONS)
      GMDB:
      -----
         Equity..............................................................  $      878        $      917
         Fixed income........................................................         111               134
         Balanced............................................................          18                21
         Other...............................................................          46                60
                                                                               ----------        ----------
         Total...............................................................  $    1,053        $    1,132
                                                                               ==========        ==========

      GMIB:
      ----
         Equity..............................................................  $       73        $       73
         Fixed income........................................................          15                17
         Other...............................................................           6                 7
                                                                               ----------        ----------
         Total...............................................................  $       94        $       97
                                                                               ==========        ==========

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
       ------------------------------------------------------------------
       Guarantee
       ---------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2010 and 2009, MLOA had liabilities of $1 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7) REINSURANCE

    MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

    At December 31, 2010 and 2009, respectively, reinsurance recoverables related to insurance contracts amounted to $139 million and $136 million, of which $59 million in 2010 and $58 million in 2009 related to one specific reinsurer, which has an AA- rating with the remainder of the reinsurers rated A- and above. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

    The following table summarizes the effect of reinsurance:

                                                                            2010               2009            2008
                                                                        ------------      -------------    -------------
                                                                                           (IN MILLIONS)
      Direct premiums.................................................. $         66      $          70    $          75
      Assumed..........................................................            2                  1                4
      Reinsurance ceded................................................          (29)               (31)             (34)
                                                                        ------------      -------------    -------------
      Premiums......................................................... $         39      $          40    $          45
                                                                        ============      =============    =============

      Variable Life and Investment-type
         Product Policy Fee Income Ceded............................... $         31      $          30    $          32
                                                                        ============      =============    =============
      Policyholders' Benefits Ceded.................................... $         43      $          29    $          86
                                                                        ============      =============    =============

8)  RELATED PARTY TRANSACTIONS

    Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $47 million, $46 million and $57 million for 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, respectively, MLOA reported an $8 million and $8 million payable to AXA Equitable in connection with its service agreement.

    Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks to AXA Equitable and MLOA on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $2 million, $1 million and $3 million, respectively. Claims and expenses paid in the same respective periods of 2010, 2009 and 2008 were $2 million, $1 million and $2 million, respectively.

    MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2010, 2009 and 2008 to AXA Equitable totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses in 2010, 2009 and 2008 were $1 million, $0 million and $12 million, respectively.

    As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Financial (Bermuda) Ltd .. MLOA reported $0 million, $0 million and $0 million of ceded premiums for 2010, 2009 and 2008, respectively.

    In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2010, 2009 and 2008, respectively.

    On March 5, 1999, MLOA borrowed $51 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bore interest at 6.8% per annum and was due to mature on March 5, 2014. Principal and interest were payable quarterly to MBMC. The carrying value of the note was $20 million at December 31, 2009. This note was paid in full on December 6, 2010.

9) SHARE-BASED COMPENSATION

    For 2010, 2009 and 2008, respectively, MLOA recognized compensation costs of $3 million, $1 million and $1 million, for share-based payment arrangements and $431 thousand, $410 thousand and $701 thousand related to employee stock options.

    At December 31, 2010, approximately $239 thousand of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 1.6 years. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700 thousand, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010 and 2009, respectively, MLOA recognized compensation expense of approximately $113 thousand and $119 thousand in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

10) NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

    The following table breaks out Net investment income (loss) by asset category:


                                                                          2010            2009             2008
                                                                    ---------------   -------------   --------------
                                                                                       (IN MILLIONS)
  Fixed maturities................................................  $           106   $         107   $          111
  Mortgage loans on real estate...................................               10              12               13
  Policy loans....................................................                8               8                8
  Derivative instruments..........................................                -               -               (1)
  Other equity investments........................................               (1)             (1)              (1)
  Other investment income.........................................                -               -                2
                                                                    ---------------   -------------   --------------

  Gross investment income (loss)..................................              123             126              132
  Investment expenses.............................................               (4)             (4)              (6)
                                                                    ---------------   -------------   --------------

  Net Investment Income (Loss)....................................  $           119   $         122   $          126
                                                                    ===============   =============   ==============

    Investment gains (losses), net including changes in the valuation allowances are as follows:

                                                                        2010              2009            2008
                                                                   -------------      -----------     ------------
                                                                                       (IN MILLIONS)
    Fixed maturities.............................................. $         (47)     $       (50)    $        (38)
    Impact of issuance of AllianceBernstein Units.................            (2)              (4)               -
    Mortgage loans on real estate.................................             1               (2)               -
                                                                   -------------      -----------     ------------
    Investment Gains (Losses), Net................................ $         (48)     $       (56)    $        (38)
                                                                   =============      ===========     ============

    There were no writedowns of mortgage loans on real estate and equity real estate for 2010, 2009 and 2008.

    For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $88 million, $83 million and $35 million. Gross gains of $4 million, $20 million and $0 million and gross losses of $2 million, $18 million and $1 million, respectively, were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $98 million, $220 million and $(189) million, respectively.

    The net unrealized investment gains (losses) included in the balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                       2010              2009            2008
                                                                   ------------      ------------    -------------
                                                                                      (IN MILLIONS)

  Balance, beginning of year...................................... $        (11)     $       (119)   $         (27)
  Changes in unrealized investment gains (losses).................           98               220             (189)
  Impact of unrealized investment gains (losses) attributable to:
     DAC and VOBA.................................................          (13)              (54)              47
     Deferred income taxes........................................          (29)              (58)              50
                                                                   ------------      ------------    -------------
  Balance, End of Year............................................ $         45      $        (11)   $        (119)
                                                                   ============      ============    =============

  Balance, end of period comprises:
  Unrealized investment gains (losses) on
     fixed maturities............................................. $         74      $        (24)   $        (244)
  Impact of unrealized investment gains (losses) attributable to:
     DAC and VOBA.................................................           (6)                7               61
     Deferred income taxes........................................          (23)                6               64
                                                                   ------------      ------------    -------------
  Total........................................................... $         45      $        (11)   $        (119)
                                                                   ============      ============    =============


    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11) INCOME TAXES

    A summary of the income tax (expense) benefits in the statements of earnings
    (loss) follows:

                                                             2010             2009           2008
                                                         ------------     -----------     -----------
                                                                           (IN MILLIONS)

  Income tax (expense) benefit:
    Current (expense) benefit........................... $        (24)    $        (1)    $        18
    Deferred (expense) benefit..........................           38               4             (24)
                                                         ------------     -----------     -----------
  Total................................................. $         14     $         3     $        (6)
                                                         ============     ===========     ===========

    The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:


                                                         2010            2009            2008
                                                      -----------     ----------      -----------
                                                                      (IN MILLIONS)

   Tax at statutory rate............................  $        13     $       (1)     $        21
   Dividends received deduction.....................            1              4                1
   Low income housing credit........................            1              1                -
   Intercompany and IRS tax settlements.............            -              -              (29)
   Other............................................           (1)            (1)               1
                                                      -----------     ----------      -----------
   Income Tax (Expense) Benefit.....................  $        14     $        3      $        (6)
                                                      ===========     ==========      ===========

    The components of the net deferred income taxes are as follows:


                                                     DECEMBER 31, 2010                December 31, 2009
                                               ---------------------------       --------------------------
                                                 ASSETS        LIABILITIES        Assets         Liabilities
                                               ----------       ----------       ---------        ---------
                                                                       (IN MILLIONS)

       Reserves and reinsurance..............  $        -       $       30       $       -        $      28
       DAC...................................           -               31               -               23
       VOBA..................................           -               42               -               52
       Investments...........................          32                -              26                -
       Goodwill and other intangible assets..           -                9               -               10
       Net operating loss carryforward.......          19                -              19                -
       Valuation allowance...................         (19)               -             (19)               -
       Other.................................           5                -               3                -
                                               ----------       ----------       ---------        ---------
       Total.................................  $       37       $      112       $      29        $     113
                                               ==========       ==========       =========        =========

    At December 31, 2010, MLOA had Federal tax loss carryforwards of $54 million, against which a valuation allowance has been established. Management has determined that it is more likely than not that the tax benefit related to these differences will not be realized.

    MLOA provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $5 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

    At December 31, 2010 and 2009, respectively, the total amount of unrecognized tax benefits were $18 million and $17 million, all of which would affect the effective tax rate.

    MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $2 million and $2 million, respectively. Tax (expense) benefit for 2010 reflected an expense of $0 million in interest expense related to unrecognized tax benefits.

    A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:


                                                                      2010             2009               2008
                                                                  -------------    -------------      -------------
                                                                                      (IN MILLIONS)

      Balance, beginning of year..............................    $          15    $          14      $          10
      Additions for tax positions of prior years..............                1                1                 10
      Reductions for tax positions of prior years.............                -                -                 (4)
      Additions for tax positions of current years............                -                -                  2
      Settlements with tax authorities........................                -                -                 (4)
                                                                  -------------    -------------      -------------
      Balance, End of Year....................................    $          16    $          15      $          14
                                                                  =============    =============      =============

    The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments. IRS examinations for periods from July 8, 2004, the date of MLOA's acquisition by AXA Financial, through 2007 commenced in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

    AOCI for MLOA represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:


                                                                                            DECEMBER 31,
                                                                          ----------------------------------------------
                                                                             2010             2009              2008
                                                                          -----------     ------------      ------------
                                                                                          (IN MILLIONS)

       Unrealized gains (losses) on investments.........................  $        45     $         (5)     $       (119)
       Impact of implementing new accounting guidance, net of taxes.....            -               (6)                -
                                                                          -----------     ------------      ------------
       Total Accumulated Other Comprehensive Income (Loss)..............  $        45     $        (11)     $       (119)
                                                                          ===========     ============      ============

    The components of OCI for the past three years follow:



                                                                                             DECEMBER 31,
                                                                          -----------------------------------------------
                                                                             2010               2009             2008
                                                                          -----------      ------------       -----------
                                                                                            (IN MILLIONS)

       Net unrealized gains (losses) on investments:
           Net unrealized gains (losses) arising during the year........  $        51      $        176       $      (228)
           (Gains) losses reclassified into net
             earnings (loss) during the year............................           47                50                39
                                                                          -----------      ------------       -----------
       Net unrealized gains (losses) on investments.....................           98               226              (189)
       Adjustments for DAC and VOBA and
           deferred income tax (expense) benefit........................          (42)             (112)               97
                                                                          -----------      ------------       -----------

       Other Comprehensive Income (Loss)................................  $        56      $        114       $       (92)
                                                                          ===========      ============       ===========


13) LITIGATION

    MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

14) STATUTORY FINANCIAL INFORMATION

    MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2010, 2009 and 2008, MLOA's statutory net income (loss) was $(19) million, $11 million and $(68) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $232 million and $283 million at December 31, 2010 and 2009, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2010, 2009 and 2008.

    At December 31, 2010, MLOA, in accordance with various government and state regulations, had $5 million of securities deposited with such government or state agencies.

    At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010. Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

15) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
    The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                            THREE MONTHS ENDED
                                                       ---------------------------------------------------------
                                                        MARCH 31,      JUNE 30,     SEPTEMBER 30,    DECEMBER 31,
                                                       ---------      ----------     ----------      -----------
                                                                              (IN MILLIONS)

       2010
       ----
       Total Revenues................................  $      72      $       74     $       42      $        49
                                                       =========      ==========     ==========      ===========

       Earnings (Loss) from Continuing
            Operations, Net of Income Taxes..........  $      (5)     $        6     $      (13)     $       (11)
                                                       =========      ==========     ==========      ===========

       Net Earnings (Loss)...........................  $      (5)     $        6     $      (13)     $       (11)
                                                       =========      ==========     ==========      ===========

       2009
       ----
       Total Revenues................................  $      76      $       55     $       45      $        63
                                                       =========      ==========     ==========      ===========

       Earnings (Loss) from Continuing
            Operations, Net of Income Taxes..........  $      16      $       (6)    $      (12)     $         7
                                                       =========      ==========     ==========      ===========

       Net Earnings (Loss)...........................  $      16      $       (6)    $      (12)     $         7
                                                       =========      ==========     ==========      ===========


                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (2) Not applicable.

            (3)(a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (c) Form of MONY Partners Broker-Dealer (Commission) Schedule, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit no. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisor and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit no. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (g)(i) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

            (g)(ii) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

            (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

            (4)(a) Form of flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

            (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

            (6)(a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (7) Reinsurance Contract. Not applicable.

            (8)(a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit
      10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

            (9)(a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

            (9)(b) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective No. 36 to the registration statement on Form N-4 (File No. 33-20453) filed on April 27, 2007.

            (9)(c) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment No. 37 to the registration statement on Form N-4 (File No. 33-20453) filed on April 24, 2008.

            (9)(d) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America as to the legality of the securities being registered incorporated herein by reference to post-effective amendment No. 38 to the registration Statement on Form N-4 (File No. 33-20453) filed on April 27, 2009.

            (9)(e) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America as to the legality of the securities being registered incorporated herein by reference to post-effective amendment No. 40 to the registration Statement on Form N-4 (File No. 33-20453) filed on April 26, 2010.

            (9)(f) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, is filed herewith.

            (10)(a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America is filed herewith.

            (b) Powers of Attorney, filed herewith.

            (11) Not applicable.

            (12) Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
BUSINESS ADDRESS                         WITH MONY AMERICA
------------------                       ---------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

            No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

            (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

            (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

ITEM 27.    NUMBER OF CONTRACT OWNERS:

            As of February 28, 2011 there were 164 owners of Qualified Contracts and 10,793 owners of Non-Qualified Contracts of the MONYMaster contracts offered by the Registrant under this Registration Statement.

ITEM 28.    INDEMNIFICATION

            The By-Laws of MONY Life Insurance Company of America provide, in
Article VI as follows:

                  SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation a s a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor
(1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

                  SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

                  The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

                  SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

                  The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Harvey E. Blitz                         Director and Senior Vice President

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

Jeffrey Green                            Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer and
                                         Chief Retirement Savings Officer

*Andrew J. McMahon                       Director and Chief Financial Protection
                                         & Wealth Management Officer

*Gary Hirschkron                         Executive Vice President

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*Michael Gregg                           Executive Vice President

*David W. O'Leary                        Executive Vice President

*Joanne Pietrini-Smith                   Executive Vice President

*Anthea Perkinson                        Senior Vice President and National
                                         Accounts Director, Financial
                                         Institutions

*Nelida Garcia                           Senior Vice President

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Diana L. Keary                          Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Andrew L. Marrone                       Senior Vice President

*Kevin Molloy                            Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*Ronald R. Quist                         Vice President and Treasurer

*Norman J. Abrams                        Vice President and General Counsel

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

      (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            Accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison St., Syracuse, New York 13202.

ITEM 31.    MANAGEMENT SERVICES

            Not applicable.

ITEM 32.    UNDERTAKINGS

            (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

            Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2011.

                               MONY America Variable Account A of
                               MONY Life Insurance Company of America
                                            (Registrant)

                               By: MONY Life Insurance Company of America
                                            (Depositor)

                               By: /s/ Dodie Kent
                                   ------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2011.

                               MONY Life Insurance Company of America
                                             (Depositor)

                               By:  /s/ Dodie Kent
                                    ----------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                                      Chairman of the Board, Chief
                                                   Executive Officer and
                                                   Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                               Senior Executive Vice
                                                   President and Chief Financial
                                                   Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                                 Senior Vice President and
                                                   Chief Accounting Officer

*DIRECTORS:

Mark Pearson               Anthony J. Hamilton               Joseph H. Moglia
Henri de Castries          Mary R. (Nina) Henderson          Lorie A. Slutsky
Denis Duverne              James F. Higgins                  Ezra Suleiman
Charlynn Goins             Peter S. Kraus                    Peter J. Tobin
Danny L. Hale              Scott D. Miller                   Richard C. Vaughan

*By: /s/ Dodie Kent
     -----------------------
         Dodie Kent
         Attorney-in-Fact

April 28, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                         DESCRIPTION                   TAG VALUES
------------       -------------------------------------------    ----------

9(f)               Opinion and Consent of Counsel                 EX-99.9f
10(a)              Consent of PricewaterhouseCoopers LLP          EX-99.10a
10(b)              Powers of Attorney                             EX-99.10b